PROSPECTUS - AUGUST 28, 2003

Contracts. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading This Prospectus is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents ... page 3

Investment Options. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

The Funds

AIM Mid Cap Core Equity Fund (Class A)*
Franklin Small Cap Value Securities Fund (Class 2)
ING Alger Aggressive Growth Portfolio (Service Class)
ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Bond Portfolio (Class R)
ING VP Index Plus LargeCap Portfolio (Class R)
ING VP International Value Portfolio (Class R)
ING VP Small Company Portfolio (Class R)
ING VP Strategic Allocation Balanced Portfolio (Class R)

ING VP Strategic Allocation Growth Portfolio (Class R)
ING VP Strategic Allocation Income Portfolio (Class R)
Janus Adviser Balanced Fund (Class I)*
Janus Adviser Flexible Income Fund (Class I)*
Lord Abbett Mid-Cap Value Fund (Class A)*
Oppenheimer Global Fund (Class A)*
Pax World Balanced Fund, Inc.*
Pioneer Fund (Class A)*
Scudder Equity 500 Index Fund (Investment Class)*
UBS U.S. Small Cap Growth Fund (Class A)*

*This fund is available to the general public. See "Additional Risks of Investing in the Funds."

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed above. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Option. Fixed Plus Account
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Plus Account in an appendix to this prospectus.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Getting Additional Information. You may obtain the August 28, 2003 Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 43 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

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TABLE OF CONTENTS
Contract Overview:	4
Who's Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase	5
Fee Table	6
Condensed Financial Information	11
Investment Options	11
Transfers	13
Contract Purchase and Participation	14
Contract Ownership and Rights	16
Right to Cancel	16
Fees	17
Your Account Value	20
Withdrawals	22
Loans	23
Systematic Distribution Options	24
Death Benefit	25
The Income Phase	26
Taxation	30
Other Topics	38

The Company -- Variable Annuity Account C -- Performance Reporting -- Voting Rights -- Contract Distribution -- Contract Modification -- Legal Matters and Proceedings -- Payment Delay or Suspension -- Transfer of Ownership; Assignment -- Account Termination -- Intent to Confirm Quarterly

Contents of the Statement of Additional Information	43
Appendix I --	Fixed Plus Account	44
Appendix II --	Participant Appointment of Employer as Agent Under an Annuity Contract	47
Appendix III --	Fund Descriptions	48

3

CONTRACT OVERVIEW

Questions: Contacting the Company. Contact your local representative or write or call the Company:

ING
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862

Sending forms and written requests in good order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is a summary. Please read each section of this prospectus for additional information.
Who's Who
You (the participant): The individual who participates in the contract through a retirement plan.
Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.
Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor or a trust.
We (the Company): ING Life Insurance and Annuity Company. We issue the contract.
For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."
The Contract and Your Retirement Plan
Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example: a "403(b) plan" is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 457, or 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase and Participation."

Contract Rights

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

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Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See "Right to Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation. See "Withdrawals," "Taxation," and "The Income Phase."

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See "Fee Table" and "Fees."

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."
Contract Phases
I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

(a) Fixed Interest Option, or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

Payments to Your Account
Step 1 â
ING Life Insurance and Annuity Company
(a) â	Step 2	(b) â
Fixed Interest Option	Variable Annuity Account C Variable Investment Options
The Subaccounts
A	B	Etc.
â Step 3 â
Mutual Fund A	Mutual Fund B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.
II. The Income Phase The contract offers several payment options. See "The Income Phase." In general, you may:
Receive income phase payments over a lifetime or for a specified period;
Receive income phase payments monthly, quarterly, semi-annually or annually;
Select an option that provides a death benefit to beneficiaries; and
Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.
5

FEE TABLE

In This Section:

  Maximum Contract Holder
  Transaction Expenses
  Separate Account Annual
  Expenses
  Total Annual Fund Operating
  Expenses
  Fees Deducted by the Funds
  Hypothetical Examples

See "Fees" for:

  How, When and Why Fees

are Deducted;
  Reduction, Waiver and/or

Elimination of Certain Fees; and
  Premium and Other Taxes.

See "The Income Phase" for:

  Fees During the Income
  Phase.

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be deducted. Fees during the income phase may differ from those shown below. See "The Income Phase" for further information.

Maximum Contract Holder Transaction Expenses
Early Withdrawal Charge[1]
(as a percentage of amount withdrawn)	5%

Loan Interest Rate Spread[2]	2.5%

1  This is a deferred sales charge. The early withdrawal charge reduces over time. For lump sum payments, there is no early withdrawal charge. For installment payments we waive the withdrawal charge except on (a) distributions for "in service transfers" of amounts the Company received via payroll reduction under this contract to another 403(b), 457(b) or 401(a) product provider for the employer; and (b) distributions due to a severance from employment that would not have qualified as a separation from service under prior IRS guidance. See the "Fees" and "Withdrawal" sections.

2  This is the difference between the rate charged and the rate credited on loans under your contract. See "Loans."

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge[3]	1.00%
Maximum Administrative Expense Charge[4]	0.25% (currently 0%)
Maximum Total Separate Account Annual Expenses	1.25%

3  This is the maximum mortality and expense risk charge during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See "Fees - Mortality and Expense Risk Charge."

4  We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts. See "Fees - Administrative Expense Charge."

6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds' most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses* (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	Minimum 0.38%	Maximum 1.77%

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.25% and 1.43%, respectively. The Fund having the minimum expense percentage is subject to a fee waiver or expense reimbursement arrangement through April 24, 2005 that limits the Fund's total expenses to 0.25%. The fund having the maximum expense percentage is not subject to any fee waiver or expense reimbursement.

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.

How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2002.

Fund Expense Table(1)
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
AIM Mid Cap Core Equity Fund (Class A)(2)	0.70%	0.35%	0.38%	1.43%	--	1.43%
Franklin Small Cap Value Securities Fund (Class 2)(3)	0.59%	0.25%	0.20%	1.04%	0.03%	1.01%
ING Alger Aggressive Growth Portfolio (Service Class)(4)	0.85%	--	0.45%	1.30%	--	1.30%
ING T. Rowe Price Growth Equity Portfolio (Service Class)(4)	0.60%	--	0.40%	1.00%	--	1.00%
ING Van Kampen Comstock Portfolio (Service Class)(5)	0.60%	--	0.60%	1.20%	--	1.20%
ING VP Bond Portfolio (Class R)	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus LargeCap Portfolio (Class R)(6)	0.35%	--	0.10%	0.45%	--	0.45%
ING VP International Value Portfolio (Class R)(6)(7)(8)	1.00%	--	0.58%	1.58%	0.58%	1.00%
ING VP Small Company Portfolio (Class R)(6)	0.75%	--	0.12%	0.87%	--	0.87%

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Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING VP Strategic Allocation Balanced Portfolio (Class R)(6)(8)	0.60%	--	0.17%	0.77%	0.07%	0.70%
ING VP Strategic Allocation Growth Portfolio (Class R)(6)(8)	0.60%	--	0.17%	0.77%	0.02%	0.75%
ING VP Strategic Allocation Income Portfolio (Class R)(6)(8)	0.60%	--	0.17%	0.77%	0.12%	0.65%
Janus Adviser Balanced Fund (Class I)(9)	0.65%	0.25%	0.29%	1.19%	0.02%	1.17%
Janus Adviser Flexible Income Fund (Class I)(9)	0.65%	0.25%	0.51%	1.41%	0.20%	1.21%
Lord Abbett Mid-Cap Value Fund (Class A)(10)	0.54%	0.39%	0.32%	1.25%	--	1.25%
Oppenheimer Global Fund (Class A)(11)	0.67%	0.23%	0.33%	1.23%	--	1.23%
Pax World Balanced Fund, Inc.(12)	0.49%	0.27%	0.21%	0.97%	0.02%	0.95%
Pioneer Fund (Class A)(13)	0.58%	0.25%	0.28%	1.11%	--	1.11%
Scudder Equity 500 Index Fund (Investment Class)(14)	0.05%	--	0.33%	0.38%	0.13%	0.25%
UBS U.S. Small Cap Growth Fund (Class A)(15)	1.00%	0.25%	0.52%	1.77%	0.37%	1.40%
Footnotes to "Fund Expense Table"
(1)

The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2)	There is no guarantee that actual expenses will be the same as those shown in the above table.
(3)

The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(4)	Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
(5)	The fees and expenses shown in the above table are based on estimated expenses for the current fiscal year. "Other Expenses" include a Shareholder Services fee of 0.25%.
(6)

ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual. The amounts of each Portfolio's expenses waived or reimbursed during the last fiscal year are shown under "Fees and Expenses Waived or Reimbursed" in the table above.

(7)	ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in "Other Expenses" in the table above.
(8)

This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.

8

(9)

The fees and expenses shown above were determined based on net assets as of the fiscal year ended July 31, 2002. All expenses are shown without the effect of any expense offset arrangements. Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. Included in other expenses is a service fee of 0.25% of the average daily net assets of Class I Shares to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels. All expenses are stated both with and without contractual waivers by Janus Capital. Janus Capital has contractually agreed to waive each Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to the levels indicated until at least the next annual renewal of their advisory agreements. The contractual waivers are expected to be extended through December 1, 2004. These waivers are first applied against the Management Fee and then against Other Expenses.

(10)

Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated from fiscal year amounts to reflect estimated current fees.

(11)

The fees and expenses in the table above are based on the Fund's expenses during its fiscal year ended September 30, 2002. Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time.

(12)

The "12b-1 Fee" is 0.25%, net of Distribution and/or Service (12b-1) Fees assumed by the Fund's adviser. The amount shown under "Fees and Expenses Waived or Reimbursed" is the amount of the Distribution and/or Service (12b-1) Fees assumed by the Fund's adviser. Pursuant to the terms of the distribution expense plan maintained by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund's distribution and/or service (12b-1) fees may not exceed 0.25% per annum of the Fund's average daily net assets. The fund's adviser has, therefore, agreed to reimburse the Fund for any such expenses that exceed such amount. The amount shown under "Net Annual Fund Operating Expenses" is the amount shown under "Total Annual Fund Operating Expenses," net of the expenses assumed by the Fund's adviser (i.e., the amount shown under "Fees and Expenses Waived or Reimbursed").

(13)	The fund pays a management fee that ranges from 0.50% to 0.70% of average daily net assets based on its performance. See "Management" in the fund's prospectus for further information.
(14)

Annual operating expenses reflect the expenses of both the fund and the Equity 500 Index Portfolio, the master portfolio in which the fund invests its assets. For the 24-month period beginning April 25, 2003 (the inception of the investment subadvisory agreement), the advisor and the administrator have contractually agreed to waive a portion of their fees and/or reimburse expenses to the extent necessary to maintain the fund's expense ratio at the levels indicated as "Net Annual Fund Operating Expenses."

(15)

The expenses shown above are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2002. "Other Expenses" includes an administrative fee of 0.075% paid by the Fund to UBS Global Asset Management (US) Inc. The Trust, with respect to the Fund, and the Fund's Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Annual Fund Operating Expenses" shown in the table above. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

9

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the maximum separate account annual expenses, and the fund fees and expenses.

Example 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$815	$1,464	$2,028	$3,337	$305	$933	$1,587	$3,337

Example 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$683	$1,066	$1,359	$1,933	$166	$514	$887	$1,933

* This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump sum withdrawal is requested within five years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. As of the date of this prospectus, we had not begun selling the contracts and the subaccounts did not have any assets attributable to the contracts. Therefore, no condensed financial information is presented herein.

INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed in "Contract Overview - Questions: Contacting the Company," by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

Fixed Interest Option. For a description of the Fixed Plus Account, see Appendix I.

Selecting Investment Options

  Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.

Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding 403(b) loan, you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

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Additional Risks of Investing in the Funds.

Variable Funds. (Mixed and Shared Funding) Some of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.
"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.
Mixed--bought for annuities and life insurance
Shared--bought by more than one company
Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:
AIM Mid Cap Core Equity Fund (Class A)
Janus Adviser Balanced Fund (Class I)
Janus Adviser Flexible Income Fund (Class I)
Lord Abbett Mid-Cap Value Fund (Class A)
Oppenheimer Global Fund (Class A)
Pax World Balanced Fund, Inc.
Pioneer Fund (Class A)
Scudder Equity 500 Index Fund (Investment Class)
UBS U.S. Small Cap Growth Fund (Class A)
See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

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TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. See "The Income Phase" for additional information about transfers during the income phase. Transfers from the Fixed Plus Account are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

1.  Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and

2.  Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

The Dollar Cost Averaging Program. The contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. However, you must have an account value of at least $5000 before you can participate in the dollar cost averaging program. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview -- Questions: Contacting the Company."

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The Account Rebalancing Program. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, 151 Farmington Avenue, Hartford, CT 06156-1268, phone: 1-800-262-3862, fax: (860) 723-9620.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 403(b) and 457(b). The contracts may not be available in all states.

ERISA Notification. Some plans under Sections 401 and 403(b) are subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title 1 of ERISA applies to the plan.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 403(b), or 457 plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative.

Purchasing the Contract.
1.	The contract holder submits the required forms and application to the Company.
2.	We approve the forms and issue a contract to the contract holder.
Participating in the Contract.
1.	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2.

If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. If we reject the application or enrollment, we will return the forms and any purchase payments.

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Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

  Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that lump sum payments or installment payments meet certain minimums.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation."

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1)  Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 591/2.

(2)  Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)  Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)  Exchanges - If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

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CONTRACT OWNERSHIP AND RIGHTS
Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.
Who Owns Money Accumulated Under the Contract?

  Under Governmental 457 Plans. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

  Under Tax-Exempt 457 Plans. In order to avoid being subject to the Employee Retirement Income Security Act of 1974 (ERISA), 457 plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer's general creditors.

  Under 403(b) or 401(a) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

  Who Holds Rights Under the Contract? Under all contracts, except group contracts issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

  If you participate in a group contract through a voluntary 403(b) plan, you hold all rights under the contract.

  For additional information about the respective rights of the contract holder and participants under 403(b) and 401(a) Plans, see Appendix II.

RIGHT TO CANCEL

  When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

  If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

  Refunds. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

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FEES
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

  Types of Fees

  There are certain types of fees or charges which you may incur under the contract:

  I. Maximum Transaction Fees

    Early Withdrawal Charge

  II. Fees Deducted from the Subaccounts
    Mortality and Expense Risk Charge
    Administrative Expense Charge

  III. Fund Expenses

  IV. Premium and Other Taxes

I. Maximum Transaction Fees Early Withdrawal Charge

  Under the contract, withdrawals of all or a portion of your account value attributable to installment payments may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. There is no early withdrawal charge on the portion of your account value attributable to lump-sum payments.

  Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

  Amount: This charge is a percentage of the amount that you withdraw from the subaccounts. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. The charge will never be more than 8.5% of your total purchase payments to the account, or the maximum permitted by the rules of the National Association of Securities Dealers.

Early Withdrawal Charge Schedule
Withdrawals from Variable Investment Options
Account Years Completed Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 10 or more	Early Withdrawal Charge 5% 4% 3% 2% 0%

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  Waiver of Early Withdrawal Charge. The Early Withdrawal Charge only applies to (a) distributions for "in service transfers" of amounts the Company received via payroll reduction under this contract where such transfers are made to another 403(b), 401(a) or 457(b) product provider for the employer; and (b) distributions due to a "severance from employment" that would not otherwise have qualified as a separation from service under prior IRS "same desk" guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). In all other instances the Early Withdrawal Charge is waived.

II. Fees Deducted from the Subaccounts
Mortality and Expense Risk Charge

  Maximum Amount. 1.00% annually of your account value invested in the subaccounts during the accumulation phase and 1.25% annually of your account value invested in the subaccounts during the income phase.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this from the Fixed Plus Account.
Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.
    The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

  If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

  Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. The contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

  The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

The frequency, consistency and method of submitting payments and loan repayments;
The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;
The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;
The projected frequency of distributions; and
The type and level of other factors that affect the overall administrative expense.

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  We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

  Administrative Expense Charge

  Maximum Amount.   We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

  When/How. If charged, this fee is deducted daily from the subaccounts. We will not deduct this from the Fixed Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

  Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

  Reduction. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

III. Fund Expenses

  Amount. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees.

  Although some of the funds available under the contract may be subject to fund front-end load charges or fund-level contingent deferred sales charges, these charges are waived when the funds are purchased as investment options under the contract.

  In addition, to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2002, the amount of such additional payments ranged up to 0.375% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company.

For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

  When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

Purpose. These amounts help to pay the fund's investment advisor and operating expenses.

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IV. Premium and Other Taxes
Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

  When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."
YOUR ACCOUNT VALUE
During the accumulation phase, your account value at any given time equals:
Account dollars directed to the Fixed Plus Account, including interest earnings to date; less
Any deductions from the Fixed Plus Account (e.g. withdrawals); plus
The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

  Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

  Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

  Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

  Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

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Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
The net assets of the fund held by the subaccount as of the current valuation; minus
The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
Divided by the total value of the subaccount's units at the preceding valuation;
Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any and any other fees deducted from investments in the separate account. See "Fees."
The net investment rate may be either positive or negative.

  Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

  Step 1: An investor contributes $5,000.

  Step 2:

  A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

  B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

  Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

$5,000 contribution
Step 1 â
ING Life Insurance and Annuity Company
Step 2 â
Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
â Step 3 â
Fund A	Fund B

  The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

  Purchase Payments to Your Account.   If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

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WITHDRAWALS

  Deductions for Taxes

  Amounts withdrawn may be subject to tax penalties and withholding. See "Taxation". To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview -- Questions: Contacting the Company."

  Making a Withdrawal.   Subject to limitations on withdrawals from the Fixed Plus Account and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

    Select the withdrawal amount.

    Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.

    Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts. The amount available from the Fixed Plus Account may be limited.

  For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix I.

    Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

Properly complete a disbursement form and submit it to the Home Office.

  Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

1.	As of the next valuation date after we receive a request for withdrawal in good order at our Home Office; or
2.	On such later date as specified on the disbursement form.

  Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

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  Reinvestment Privilege (not applicable to contracts under 457 plans). The contract allows for a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

  Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

  Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 591/2, severance from employment, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals).

  The contract may require that the contract holder certify that you are eligible for the distribution.

  Waivers of Early Withdrawal Charge and Fixed Plus Account Full Withdrawal Provisions. Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS "same desk" guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).

LOANS

  Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the Tax Code or due to our administrative practices. Currently loans are only available from 403(b) plans utilizing this prospectus. 457(b) plan loans will be made available sometime during 2004.

  Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

  Loan Interest. Interest will be charged on loaned amounts. Currently, the difference between the rate charged and the rate credited on loans under your contract is 2.5% (i.e., a 2.5% loan interest rate spread).

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SYSTEMATIC DISTRIBUTION OPTIONS

  Features of a Systematic
  Distribution Option

  If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

  Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. No early withdrawal charge applies to amounts paid out under systematic distribution options. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

    SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

    ECO--Estate Conservation Option. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement. Under ECO, the Company calculates the minimum distribution amount required by law at age 701/2 (for certain plans, 701/2 or retirement, if later) and pays you that amount once a year.

    Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company's Home Office.

  Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

  Terminating a Systematic Distribution Option. Once you elect a systematic distribution option, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

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DEATH BENEFIT

  The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

    Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

    Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.
During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

During the Accumulation Phase Payment Process
1.	Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2.	The payment request should include selection of a benefit payment option.
3.	Within seven days after we receive proof of death acceptable to us and payment request in good order at our USFS Customer Service Center, we will mail payment, unless otherwise requested.
Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.
Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:
Lump-sum payment;
Payment under an available income phase payment option (see "Income Phase -- Payment Options"); and
If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (not available under all plans).
The account value may also remain invested in the contract, however, the Tax Code limits how long the death benefit proceeds may be left in this option.

  Death Benefit Calculation. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

  Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

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THE INCOME PHASE
During the income phase you receive payments from your accumulated account value.

  Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

Start date;
Income phase payment option (see the income phase payment options table in this section);
Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
Choice of fixed or variable income phase payments;
Selection of an assumed net investment rate (only if variable income phase payments are elected); and
Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

  The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

  What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

  Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on what subaccounts are available during the income phase at the time you make your selection. Not all subaccounts available during the accumulation phase may be available during the income phase. We currently allow you to choose up to 18 subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

  Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

  If you select a 31/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

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  For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview -- Questions: Contacting the Company."

  Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options.
Charges Deducted

    When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so.

  We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

  Required Minimum Payment Amounts. The first payment amount must meet the minimums stated in the contract. This amount is currently $50 per month or $250 per year, but the Company reserves the right to increase these amounts, if allowed by state law, based on increases reflected in the Consumer Price Index - Urban (CPI-U) since July 1, 1993. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

  Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

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  Income Phase Payment Options

  The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts may restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

  Terms used in the Tables:

  Annuitant:   The person(s) on whose life expectancy the income phase payments are calculated.

  Beneficiary:   The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

  Length of Payments:   For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.
  Death Benefit--None: All payments end upon the annuitant's death.

Life Income-- Guaranteed Payments

  Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
  Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-- Two Lives

  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
  Continuing Payments:
  (a)  When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
  (b)  100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
  Death Benefit--None: All payments end after the death of both annuitants.

Life Income-- Two Lives-- Guaranteed Payments

  Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
  Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
  Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-- Cash Refund Option (fixed payment only)

  Length of Payments: For as long as the annuitant lives.
  Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income-- Two Lives-- Cash Refund Option (fixed payment only)

  Length of Payments: For as long as either annuitant lives.
  Continuing Payment: 100% of the payment to continue after the first death.
  Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

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  Lifetime Income Phase Payment Options Continued:

Nonlifetime Income Phase Payment Options
Nonlifetime-- Guaranteed Payments

  Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any time (see below).
  Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

  Lump-Sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees -- Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

  Calculation of Lump-Sum Payments:   If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 31/2% or 5% assumed net investment rate for variable payments).

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TAXATION

  In This Section

  I. Introduction

  II. Your Retirement Plan

  III. Withdrawals and Other
  Distributions
    Taxation of Distributions
    Taxation of Death
    Benefits
    10% Penalty Tax
    Withholding for Federal Income Tax Liability

  IV. Minimum Distribution
  Requirements
    50% Excise Tax
    Minimum Distribution of Death Benefit Proceeds

  V. Rules Specific to Certain
  Plans

    403(b) Plans

    401(a) Plans

    457(b) Plans

    Assignment or Transfer of Contracts

  VI. Taxation of the Company

  When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

  I. Introduction

  This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

    Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

    Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

    This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

    We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

  We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS).

  Taxation of Gains Prior to Distribution.   Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

  However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

  The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

  II. Your Retirement Plan

  The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

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  Plan Types. The contract is designed for use with retirement plans that qualify under Tax Code sections 401(a), 403(b) or 457(b). The contract provides the investment options, payout options, and other features described in this prospectus, but does not provide tax benefits beyond those provided by the plan. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 403(b) or 457(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

  The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.
III. Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.
We report the taxable portion of all distributions to the IRS.
Taxation of Distributions
401(a), 403(b) and 457(b) Plans. All distributions from 401(a) 403(b) and 457(b) plans are taxed as received unless:

    If a 401(a), 403(b) or governmental 457(b) plan, distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

  457(b) Plans. All amounts received under a governmental 457(b) plan are includible in gross income when paid, and under non-governmental 457(b) plans when paid or otherwise made available to you or your designated beneficiary.

Taxation of Death Benefits
In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.
10% Penalty Tax

  401(a), 403(b) or 457 Plans. Under certain circumstances the Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a) or 403(b) plan or from amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan unless certain exceptions, including one or more of the following have occurred:

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(a) You have attained age 591/2;
(b) You have become disabled, as defined in the Tax Code;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

  (f)  The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary, and you have had a separation from service with the plan sponsor; or

(g) The distribution is made due to an IRS levy upon your account.

  Withholding for Federal Income Tax Liability

  Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

  401(a), 403(b) Plans or Governmental 457(b) Plans. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

  Non-Governmental Tax Exempt 457(b) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

  Non-resident Aliens. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans sponsored by tax exempt, non-governmental employers.

  IV. Minimum Distribution Requirements

  To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and/or
Distribution amounts.
Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 701/2 or retire, whichever occurs later, unless:

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You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 701/2; or

  Under 403(b) plans, if the Company maintains records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over one of the following time periods:
Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.
50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.
Minimum Distribution of Death Benefit Proceeds. Different distribution requirements apply if your death occurs:
After you begin receiving minimum distributions under the contract; or
Before you begin receiving such distributions.

  If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) and the regulations thereunder provides specific rules for calculating the minimum required distributions at your death.

  Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2003, your entire balance must be distributed to the designated beneficiary by December 31, 2008. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.
Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:
December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 701/2.

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V. Rules Specific to Certain Plans
403(b) Plans

  In addition to being offered as an investment option under the contract, shares of certain of the funds:

    AIM Mid Cap Core Equity Fund (Class A)

    Baron Growth Fund

    Janus Adviser Series Balanced Fund (Class I)

    Lord Abbett Mid-Cap Value Fund (Class A)

    Oppenheimer Global Fund

    Oppenheimer Main Street® Fund (Class A)

    Pioneer Fund (Class A)

    Pioneer High Yield Fund (Class A)

    Scudder Equity 500 Index Fund (Investment)

  Are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an "annuity" for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

  Exclusions from Gross Income. Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

  In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

  This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $12,000 in 2003. This limit is scheduled to increase as follows:

$13,000 in 2004; $14,000 in 2005; $15,000 in 2006.
After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

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Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

  Catch-up Contributions. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) The amount provided for in Tax Code Section 414(v)(2)(B) as follows:
$2,000 in 2003;
$3,000 in 2004;
$4,000 in 2005;
$5,000 in 2006 and thereafter; or
(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.
An additional catch-up provision may be available. For advice on using the contribution catch-up provisions, please consult with your tax advisor.
Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:
Salary reduction contributions made after December 31, 1988;
Earnings on those contributions; and
Earnings during such period on amounts held as of December 31, 1988.

  Distribution of those amounts may only occur upon your death, attainment of age 591/2, severance from employment, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

  Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

  401(a) Plans

  Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

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  Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section 415. This limit is generally the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997 includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. Your own limits may be higher or lower, depending on certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

457 Plans 457(b) Plan. A 457(b) plan is subject to restrictions on contributions and distributions.

  Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

  457(b) Plans of Non-Governmental Employers. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your designated beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

  Contributions to a 457(b) Plan Excluded from Gross Income. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans.

  The annual dollar amount limits are as follows:

$12,000 in 2003;
$13,000 in 2004;
$14,000 in 2005;
$15,000 in 2006 and thereafter.
After 2006, the annual dollar limits will be subject to indexing.

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  Catch-up Contributions. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) The amount provided for in Tax Code Section 414(v)(2)(B) as follows:
$2,000 in 2003;
$3,000 in 2004;
$4,000 in 2005;
$5,000 in 2006 and thereafter; or
(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

  An additional catch-up provision may be available. For advice on using the contribution catch-up provisions, please consult with your tax adviser.

  Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 701/2; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

  Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  (1)  a plan participant as a means to provide benefit payments;

  (2)  an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or

  (3)  to the Company as collateral for a loan.

  VI. Taxation of the Company

  We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

  We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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OTHER TOPICS
The Company
ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.
Our principal executive offices are located at:
151 Farmington Avenue Hartford, Connecticut 06156

  Variable Annuity Account C

  We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

  Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Performance Reporting We may advertise different types of historical performance for the subaccounts including:
Standardized average annual total returns; and Non-standardized average annual total returns.

  We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview -- Questions: Contacting the Company."

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  Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any) and any applicable early withdrawal charges).

  Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. If we reflected this charge in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

  Voting Rights

  Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.
During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

  Contract Distribution

  The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

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  The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors".

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.
Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

  Aeltus Capital, Inc.
  BancWest Investment Services, Inc.
  Baring Investment Services, Inc.
  Compulife Investor Services, Inc.
  Directed Services, Inc.
  Financial Network Investment Corporation
  Granite Investment Services, Inc.
  Guaranty Brokerage Services, Inc.
  IFG Network Securities, Inc.
  ING America Equities, Inc.
  ING Barings Corp.

  ING Direct Funds Limited
  ING DIRECT Securities, Inc.
  ING Funds Distributor, Inc.
  ING Furman Selz Financial Services LLC
  ING TT&S (U.S.) Securities, Inc.
  Locust Street Securities, Inc.
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.
  Systematized Benefits Administrators, Inc.
  United Variable Services, Inc.
  VESTAX Securities Corporation
  Washington Square Securities, Inc.

  Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 5% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 2.5% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

  We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may be also reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

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Agreement with the Company.

  The American Federation of Teachers AFL-CIO (AFT) has decided to establish and make available to its members 401(a), 403(b) and 457(b) programs and has endorsed the Company as the exclusive provider. In return for this endorsement, the Company will provide a broad range of investment products and services to the members of the AFT.

  The Company will reimburse AFT for direct out-of-pocket expenses anticipated not to exceed $75,000 for calendar years 2003 and 2004 combined, and $25,000 for each calendar year thereafter. This payment is to cover expenses incurred in the promotion of the AFT program.

  Contract Modification

  We may change the contract as required by federal or state law by notifying the contract holder at least 30 calendar days before the change becomes effective. In addition, the contract may be changed at any time, except for a reduction in the minimum guaranteed interest rate for the Fixed Plus Account, by written mutual agreement between the contract holder and the Company. We may, upon 60 days' written notice to the contract holder, make unilateral changes to certain provisions of the contracts that would apply only to individuals who became participants under the contract after the effective date of such changes. If a contract holder indicates that it does not agree to a change by providing notice to us that we receive at least 30 calendar days before the date the change becomes effective, we reserve the right to refuse to establish new accounts under the contract and to discontinue accepting payments to existing accounts.

  In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Any such change will not take effect until at least twelve months after the contract effective date or until at least twelve months after any previous change. Such a change would not apply to accounts established before the date the change becomes effective.

Legal Matters and Proceedings

  We are not aware of any pending legal proceedings which involve the separate account as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

  ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

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Payment Delay or Suspension We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b)

  When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) During any other periods the SEC may by order permit for the protection of investors.
The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

  Transfer of Ownership; Assignment

  An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

  Account Termination

  Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $10,000, this value is not due to negative investment performance, and no purchase payments have been received within the previous twelve months. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

  General Information and History
  Variable Annuity Account C
  Offering and Purchase of Contracts
  Performance Data

  General
  Average Annual Total Return Quotations

  Income Phase Payments
  Sales Material and Advertising
  Independent Auditors
  Financial Statements of the Separate Account - Variable Annuity Account C
  Financial Statements of ING Life Insurance and Annuity Company

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APPENDIX I FIXED PLUS ACCOUNT
The Fixed Plus Account is an investment option available during the accumulation phase.
Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.
Additional information about this option may be found in the contract.

  General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

  Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

  Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. We may credit a different rate for lump sum payments than for installment payments. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

  Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

  Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death.

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  Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

  Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

  One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

One-fourth of the remaining Fixed Plus Account value 12 months later;
One-third of the remaining Fixed Plus Account value 12 months later;
One-half of the remaining Fixed Plus Account value 12 months later; and
The balance of the Fixed Plus Account value 12 months later.

  Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period. No early withdrawal charges apply to full withdrawals from the Fixed Plus Account.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:
(a)	Due to your death during the accumulation phase if the amount is paid within six months of your death; or
(b)	Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis; or
(c)

  When the Fixed Plus Account value is $2,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.

(d)	Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:
If applicable, the hardship is certified by the employer;
The amount is paid directly to you; and

    The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

(e)	Due to your separation from service with the employer, provided that all the following apply:

    The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;

Separation from service is documented in a form acceptable to us;
The amount withdrawn is paid directly to you; and

    The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

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(f)

  Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

  Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We currently waive this limit for your Fixed Plus Account value attributable to installment payments only; however, we reserve the right to institute this limit in the future. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $2,000.

  If you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

  Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

  Transfer Credits. The Company provides a transfer credit in certain circumstances. See "Contract Purchase and Participation -- Transfer Credits" in the prospectus. The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

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APPENDIX II PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT
For Plans under Sections 403(b) or 401(a) of the Code (except voluntary Section 403(b) Plans)

  The employer has adopted a plan under Internal Revenue Code Sections 403(b) or 401(a) ("Plan") and has purchased an ING Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

  By electing to participate in the employer's Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant's agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:
    The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b), or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), the participant has ownership in the value of his/her Employer Account.

  The Company will process transactions only with the employer's written direction to the Company. The participant will be bound by the employer's interpretation of the Plan provisions and its written direction to the Company.

  The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer's written permission, the participant will be unable to make any investment selections under the Contract.

  On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

  In the event of the participant's death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer's responsibility to direct the Company to properly pay any death benefits.

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APPENDIX III FUND DESCRIPTIONS

  The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Home Office at the address and telephone number listed in "Contract Overview - Questions: Contacting the Company", by accessing the SEC's web site or by contacting the SEC Public Reference Room.

  Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
AIM Growth Series - AIM Mid Cap Core Equity Fund (Class A Shares)	A I M Advisors, Inc.

  Seeks to provide long-term growth of capital. Seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund (Class 2 Shares)	Franklin Advisory Services, LLC

  A nondiversified fund that seeks long-term total return. The fund will normally invest at least 80% of net assets in investments of small capitalization companies that have market capitalization values not exceeding $2.5 billion, at the time of purchase.

ING Partners, Inc. - ING Alger Aggressive Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Fred Alger Management, Inc.

  Seeks long-term capital appreciation. Invests primarily (at least 65% of total assets) in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P Mid Cap 400 Index.

ING Partners, Inc. - ING T. Rowe Price Growth Equity Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.

  Seeks long-term capital growth, and secondarily, increasing dividend income. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. Concentrates its investments in growth companies. Investments in foreign securities are limited to 30% of total assets.

ING Partners, Inc. - ING Van Kampen Comstock Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING VP Bond Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of debt securities. Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio may invest up to 15% of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

ING Variable Portfolios, Inc. - ING VP Index Plus LargeCap Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk. Invests at least 80% of net assets in stocks included in the S&P 500. The subadviser's objective is to overweight those stocks in the S&P 500 that they believe will outperform the index and underweight or avoid those stocks in the S&P 500 that they believe will underperform the index.

ING Variable Products Trust - ING VP International Value Portfolio (Class R Shares)	ING Investments, LLC

  Seeks long-term capital appreciation. Invests primarily in foreign companies with market capitalizations greater than $1 billion, but may hold up to 25% of assets in companies with smaller market capitalization. Under normal circumstances, will invest at least 65% of total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries.

ING Variable Portfolios, Inc. - ING VP Small Company Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: 1) the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); 2) all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and 3) companies with market capitalizations lower than companies included in the first two categories.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Balanced Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities, 35% fixed income and 5% money market instruments under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Growth Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Income Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% equities, 55% fixed income and 10% money market instruments under neutral market conditions.

Janus Adviser Series - Janus Adviser Balanced Fund (Class I Shares)	Janus Capital Management LLC (Janus Capital)

  Seeks long-term capital growth, consistent with preservation of capital and balanced by current income. Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income senior securities. Will limit its investment in high-yield/high-risk bonds to less than 35% of net assets.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Janus Adviser Series - Janus Adviser Flexible Income Fund (Class I Shares)	Janus Capital Management LLC (Janus Capital)

  Seeks to obtain maximum total return, consistent with preservation of capital. Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, will invest at least 80% of its assets in income-producing securities. Will invest at least 65% of its assets in investment grade debt securities with a dollar-weighted maturity of five to ten years. Will limit its investment in high-yield/high-risk bonds to less than 35% of net assets.

Lord Abbett Mid-Cap Value Fund (Class A Shares)	Lord, Abbett & Co. LLC

  Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. Normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalizations of roughly $500 million to $10 billion, at the time of purchase. This market capitalization range may vary in response to changes in the markets.

Oppenheimer Global Fund (Class A Shares)	OppenheimerFunds, Inc.

  Seeks capital appreciation. Invests mainly in common stocks of companies in the U.S. and foreign countries. Can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. Currently focuses its investments in mid-cap and large-cap companies in developed markets such as the United States, Western European countries and Japan.

Pax World Balanced Fund, Inc.	Pax World Management Corp.

  Seeks to provide its shareholders with a diversified holding of securities of companies that offer primarily income and conservation of principal and secondarily possible long-term growth of capital. Intends to invest about 60% of assets in common and preferred stock and/or securities convertible into common stock and 40% in bonds and/or debentures. These percentages may vary, however, depending upon market conditions.

Pioneer Fund (Class A Shares)	Pioneer Investment Management, Inc.

  Seeks reasonable income and capital growth. Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Scudder Equity 500 Index Fund (Investment Class)	Deutsche Asset Management, Inc. (DeAM, Inc.) Subadviser: Northern Trust Investments, Inc.

  Seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large U.S. companies. The fund is a feeder fund that invests all of its assets in a master portfolio with the same objective as the fund. The fund invests, through the master portfolio, primarily in common stocks of companies that comprise the S&P 500 Index, in approximately the same weightings as the S&P 500 Index.

UBS U.S. Small Cap Growth Fund (Class A Shares)	UBS Global Asset Management (Americas) Inc. Subadviser: UBS Global Asset Management (New York) Inc.

  Seeks to provide long-term capital appreciation. Invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. small capitalization companies. May invest up to 20% of net assets in foreign securities.

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FOR MASTER APPLICATIONS ONLY

  I hereby acknowledge receipt of an Account C prospectus dated August 28, 2003, as well as all current prospectuses for the funds available under the Contracts.

  ___ Please send an Account C Statement of Additional Information (Form No. SAI.105479-03) dated August 28, 2003.

CONTRACT HOLDER'S SIGNATURE
DATE
PRO.105479-03

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statement of Additional Information dated August 28, 2003

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated August 28, 2003. The contracts offered in connection with the prospectus are group deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").

  A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration, TS21 151 Farmington Avenue Hartford, Connecticut 06156 1-800-262-3862
Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

  ING Life Insurance and Annuity Company (the "Company", "we", "us", "our") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

  As of December 31, 2002, the Company and its subsidiary life company had $44 billion invested through their products, including $28 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company as of December 31, 2001. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

  Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

  The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

  Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions, under all contracts, or under all plans.

2

The funds currently available under the contract are as follows:

  AIM Mid Cap Core Equity Fund (Class A)*
  Franklin Small Cap Value Securities Fund (Class 2)
  ING Alger Aggressive Growth Portfolio (Service Class)
  ING T. Rowe Price Growth Equity Portfolio (Service Class)
  ING Van Kampen Comstock Portfolio (Service Class)
  ING VP Bond Portfolio (Class R)
  ING VP Index Plus LargeCap Portfolio (Class R)
  ING VP International Value Portfolio (Class R)
  ING VP Small Company Portfolio (Class R)
  ING VP Strategic Allocation Balanced Portfolio (Class R)

  ING VP Strategic Allocation Growth Portfolio (Class R)
  ING VP Strategic Allocation Income Portfolio (Class R)
  Janus Adviser Balanced Fund (Class I)*
  Janus Adviser Flexible Income Fund (Class I)*
  Lord Abbett Mid-Cap Value Fund (Class A)*
  Oppenheimer Global Fund (Class A)*
  Pax World Balanced Fund, Inc.*
  Pioneer Fund (Class A)*
  Scudder Equity 500 Index Fund (Investment Class)*
  UBS U.S. Small Cap Growth Fund (Class A)*

*This fund is available to the general public. See "Additional Risks of Investing in the Funds."

  A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

3

OFFERING AND PURCHASE OF CONTRACTS

  The Company is the depositor and the Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

PERFORMANCE DATA

  General

  From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

  The standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

TR = ((ERV/P)1/N) - 1

  Where:
  TR = The standardized returns net of subaccount recurring charges.
  ERV = The ending redeemable value of the hypothetical account at the end of the period.
  P = A hypothetical initial payment of $1,000.
  N = The number of years in the period.

  The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, if any, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods.

4

  The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge. The deduction of the early withdrawal charge would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account.

  Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

Average Annual Total Return Quotations - Standardized and Non-Standardized

  The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under the contracts. For those subaccounts where no contributions had yet been received in the fund under the separate account, only non-standardized performance is shown below. The standardized returns for the contract assume the mortality and expense risk charge of 1.00% and the early withdrawal charge schedule applicable to installment payments of a maximum of 5% of the amount withdrawn, grading down to 0% after ten account years. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

5

	STANDARDIZED				Date Contributions First Received Under the Separate Account
SUBACCOUNT	1 Year	5 Year	10 Year	Since Inception*
AIM Mid Cap Core Equity Fund (Class A)
Franklin Small Cap Value Securities Fund (Class 2)	(14.66%)			(8.71%)	08/31/2001
ING Alger Aggressive Growth Portfolio (Service Class)				(27.65%)	05/07/2002
ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING Van Kampen Comstock Portfolio (Service Class)				(20.21%)	05/06/2002
ING VP Bond Portfolio (Class R)(1)	1.89%	4.83%	5.79%
ING VP Index Plus LargeCap Portfolio (Class R)	(26.20%)	(1.71%)		3.98%	10/31/1996
ING VP International Value Portfolio (Class R)	(20.48%)			(16.49%)	07/26/2001
ING VP Small Company Portfolio (Class R)	(27.79%)	0.58%		3.98%	05/30/1997
ING VP Strategic Allocation Balanced Portfolio (Class R)	(14.92%)	(2.07%)		4.14%	07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)	(18.89%)	(3.77%)		3.89%	07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)	(10.03%)	0.47%		4.87%	07/05/1995
Janus Adviser Balanced Fund (Class I)
Janus Adviser Flexible Income Fund (Class I)
Lord Abbett Mid-Cap Value Fund (Class A)
Oppenheimer Global Fund (Class A)
Pax World Balanced Fund, Inc.	(14.28%)			(11.77%)	02/21/2001
Pioneer Fund (Class A)
Scudder Equity 500 Index Fund (Investment Class)
UBS U.S. Small Cap Growth Fund (Class A)

  Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
  * Reflects performance from the date contributions were first received in the fund under the separate account.
  (1)   This fund has been available through the separate account for more than ten years.

6

	NON-STANDARDIZED					Fund Inception Date
SUBACCOUNT	1 Year	3 Years	5 Years	10 Years	Since Inception**
AIM Mid Cap Core Equity Fund (Class A)(1)	(11.98%)	1.00%	5.71% 5.71%	9.85%
Franklin Small Cap Value Securities Fund (Class 2)	(10.17%)	7.81%			(0.58%)	05/01/1998
ING Alger Aggressive Growth Portfolio (Service Class)	(30.88%)				(28.96%)	12/10/2001
ING T. Rowe Price Growth Equity Portfolio (Service Class)	(24.26%)	(12.84%)	0.16%		0.53%	11/28/1997
ING Van Kampen Comstock Portfolio (Service Class)					(16.78%)	05/01/2002
ING VP Bond Portfolio (Class R)(1)	7.26%	7.82%	5.69%	5.79%
ING VP Index Plus LargeCap Portfolio (Class R)	(22.31%)	(15.85%)	(0.91%)		5.31%	09/16/1996
ING VP International Value Portfolio (Class R)	(16.30%)	(9.21%)	5.20%		4.98%	08/08/1997
ING VP Small Company Portfolio (Class R)	(23.99%)	(6.14%)	1.40%		6.32%	12/27/1996
ING VP Strategic Allocation Balanced Portfolio (Class R)	(10.44%)	(6.41%)	(1.27%)		4.56%	07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)	(14.62%)	(9.74%)	(2.98%)		4.32%	07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)	(5.30%)	(1.70%)	1.29%		5.30%	07/05/1995
Janus Adviser Balanced Fund (Class I)	(7.50%)	(5.54%)	6.74%		10.03%	09/13/1993
Janus Adviser Flexible Income Fund (Class I)	8.63%	6.51%	5.25%		6.54%	09/13/1993
Lord Abbett Mid-Cap Value Fund (Class A)(1)	(10.65%)	13.18%	8.08%	12.02%
Oppenheimer Global Fund (Class A)(1)	(23.22%)	(11.60%)	3.88%	10.26%
Pax World Balanced Fund, Inc.(1)	(9.77%)	(5.30%)	4.00%	7.69%
Pioneer Fund (Class A)(1)	(21.14%)	(11.70%)	0.12%	8.60%
Scudder Equity 500 Index Fund (Investment Class)(1)	(23.00%)	(15.62%)	(1.79%)	8.00%
UBS U.S. Small Cap Growth Fund (Class A)	(19.36%)	(4.78%)	2.14%		0.85%	09/30/1997

  Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
  ** Reflects performance from the fund's inception date.
  (1)   This fund has been in operation for more than ten years.

7

INCOME PHASE PAYMENTS

  When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

  The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

  Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

  When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.
EXAMPLE:

  Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

  Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

  Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

8

  If the net investment factor with respect to the appropriate subaccount is 1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.

  The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

  *If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

SALES MATERIAL AND ADVERTISING

  We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

  We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

  We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

9

  We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT AUDITORS

  Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

10
ING Life Insurance and Annuity Company Variable Annuity Account C Financial Statements Year ended December 31, 2002 Contents
Report of Independent Auditors.............................................................	S-2

Audited Financial Statements

Statement of Assets and Liabilities.........................................................	S-4
Statement of Operations......................................................................	S-14
Statements of Changes in Net Assets.......................................................	S-22
Notes to Financial Statements...............................................................	S-40
S-1
Report of Independent Auditors
The Board of Directors and Participants
ING Life Insurance and Annuity Company

  We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Growth, AIM V.I. Premier Equity, American Century® Income & Growth, Calvert Social Balanced, Chapman DEM® Equity, Evergreen Special Values, Fidelity® VIP Equity-Income, Fidelity® VIP Growth, Fidelity® VIP High Income, Fidelity® VIP Overseas, Fidelity® VIP II Asset ManagerSM, Fidelity® VIP II Contrafund®, Fidelity® VIP II Index 500, Franklin Small Cap Value Securities, ING GET Fund - Series C, ING GET Fund - Series D, ING GET Fund - Series E, ING GET Fund - Series G, ING GET Fund - Series H, ING GET Fund - Series I, ING GET Fund - Series J, ING GET Fund - Series K, ING GET Fund - Series L, ING GET Fund - Series Q, ING GET Fund - Series S, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING Alger Aggressive Growth - Initial Class, ING Alger Aggressive Growth - Service Class, ING Alger Growth, ING American Century Small Cap Value, ING Baron Small Cap Growth, ING DSI Enhanced Index, ING Goldman Sachs® Capital Growth, ING JPMorgan Fleming International, ING JPMorgan Mid Cap Value, ING MFS Capital Opportunities, ING MFS Global Growth, ING MFS Research, ING OpCap Balanced Value, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Capital, ING Salomon Brothers Investors Value, ING T. Rowe Price Growth Equity, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, ING VP Growth Opportunities, ING VP International Value, ING VP MagnaCap, ING VP MidCap Opportunities, ING VP SmallCap Opportunities, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Capital Appreciation, Janus Aspen Series Flexible Income, Janus Aspen Series Growth, Janus Aspen Series Worldwide Growth, Janus Twenty, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value - Class A, Lord Abbett Mid-Cap Value, MFS® Total Return, Oppenheimer Aggressive Growth, Oppenheimer Developing Markets, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Pax World Balanced, Pioneer Equity Income VCT, Pioneer Fund VCT and Pioneer Mid Cap Value VCT Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

S-2

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Atlanta, Georgia
March 14, 2003
S-3
ING Life Insurance and Annuity Company Variable Annuity Account C Statement of Assets and Liabilities December 31, 2002

	AIM V.I. Capital Appreciation	AIM V.I. Core Equity	AIM V.I. Growth	AIM V.I. Premier Equity
Assets
Investments in mutual funds at fair value	$15,302,170	$34,727,788	$11,402,870	$15,976,509
Total assets	15,302,170	34,727,788	11,402,870	15,976,509

Net assets	$15,302,170	$34,727,788	$11,402,870	$15,976,509

Net assets
Accumulation units	$15,302,170	$34,727,788	$11,402,870	$15,972,875
Contracts in payout (annuitization) period	-	-	-	3,634
Total net assets	$15,302,170	$34,727,788	$11,402,870	$15,976,509

Total number of mutual fund shares	931,355	2,044,013	1,009,104	984,988

Cost of mutual fund shares	$27,169,105	$55,961,106	$22,378,571	$25,419,089

	Fidelity® VIP High Income	Fidelity® VIP Overseas	Fidelity® VIP II Asset ManagerSM	Fidelity® VIP II Contrafund®
Assets
Investments in mutual funds at fair value	$3,569,431	$14,075,625	$18,234,943	$382,355,956
Total assets	3,569,431	14,075,625	18,234,943	382,355,956

Net assets	$3,569,431	$14,075,625	$18,234,943	$382,355,956

Net assets:
Accumulation units	$3,490,279	$14,075,625	$18,234,943	$382,355,956
Contracts in payout (annuitization) period	79,152	-	-	-
Total net assets	$3,569,431	$14,075,625	$18,234,943	$382,355,956

Total number of mutual fund shares	601,928	1,281,933	1,430,192	21,124,638

Cost of mutual fund shares	$3,487,045	$14,176,712	$23,014,744	$441,961,812
See accompanying notes.
S-4

American Century® Income & Growth	Calvert Social Balanced	Chapman DEM® Equity	Evergreen Special Values	Fidelity® VIP Equity-Income	Fidelity® VIP Growth

$1,151,538	$49,765,944	$50,727	$9,367,029	$226,894,688	$277,743,563
1,151,538	49,765,944	50,727	9,367,029	226,894,688	277,743,563

$1,151,538	$49,765,944	$50,727	$9,367,029	$226,894,688	$277,743,563

$1,151,538	$49,765,944	$50,727	$9,367,029	$226,894,688	$277,743,563
-	-	-	-	-	-
$1,151,538	$49,765,944	$50,727	$9,367,029	$226,894,688	$277,743,563

53,017	33,177,296	3,911	526,533	12,494,201	11,849,128

$1,255,031	$65,503,300	$50,688	$10,561,926	$287,231,109	$488,368,114

Fidelity® VIP II Index 500	Franklin Small Cap Value Securities	ING GET Fund - Series D	ING GET Fund - Series E	ING GET Fund - Series G	ING GET Fund - Series H

$72,668,180	$7,950,623	$234,065,966	$104,443,250	$29,756,120	$23,281,513
72,668,180	7,950,623	234,065,966	104,443,250	29,756,120	23,281,513

$72,668,180	$7,950,623	$234,065,966	$104,443,250	$29,756,120	$23,281,513

$72,668,180	$7,950,623	$234,065,966	$104,443,250	$29,756,120	$23,281,513
-	-	-	-	-	-
$72,668,180	$7,950,623	$234,065,966	$104,443,250	$29,756,120	$23,281,513

727,264	827,328	24,927,153	10,614,151	2,975,612	2,296,007

$106,118,703	$9,107,461	$249,676,088	$106,632,181	$29,936,312	$23,223,042
S-5
ING Life Insurance and Annuity Company Variable Annuity Account C Statement of Assets and Liabilities (continued) December 31, 2002

	ING GET Fund - Series I	ING GET Fund - Series J	ING GET Fund - Series K	ING GET Fund - Series L
Assets
Investments in mutual funds at fair value	$1,190,362	$394,292	$2,047,826	$1,186,527
Total assets	1,190,362	394,292	2,047,826	1,186,527

Net assets	$1,190,362	$394,292	$2,047,826	$1,186,527

Net assets
Accumulation units	$1,190,362	$394,292	$2,047,826	$1,186,527
Contracts in payout (annuitization) period	-	-	-	-
Total net assets	$1,190,362	$394,292	$2,047,826	$1,186,527

Total number of mutual fund shares	117,741	39,116	199,399	117,246

Cost of mutual fund shares	$1,188,754	$394,747	$2,012,943	$1,180,764

	ING VP Natural Resources	ING VP Strategic Allocation Balanced	ING VP Strategic Allocation Growth	ING VP Strategic Allocation Income
Assets
Investments in mutual funds at fair value	$11,896,576	$47,846,175	$56,046,181	$31,609,658
Total assets	11,896,576	47,846,175	56,046,181	31,609,658

Net assets	$11,896,576	$47,846,175	$56,046,181	$31,609,658

Net assets:
Accumulation units	$11,896,576	$47,794,848	$56,046,181	$31,470,513
Contracts in payout (annuitization) period	-	51,327	-	139,145
Total net assets	$11,896,576	$47,846,175	$56,046,181	$31,609,658

Total number of mutual fund shares	981,566	4,405,725	5,184,661	2,850,285

Cost of mutual fund shares	$12,708,977	$59,004,768	$74,037,659	$35,088,436
See accompanying notes.
S-6

ING GET Fund - Series Q	ING GET Fund - Series S	ING VP Balanced	ING VP Bond	ING VP Emerging Markets	ING VP Money Market

$5,031,188	$46,557,649	$597,925,305	$458,177,528	$5,019,814	$368,845,834
5,031,188	46,557,649	597,925,305	458,177,528	5,019,814	368,845,834

$5,031,188	$46,557,649	$597,925,305	$458,177,528	$5,019,814	$368,845,834

$5,031,188	$46,557,649	$573,462,934	$451,430,952	$5,019,814	$368,696,690
-	-	24,462,371	6,746,576	-	149,144
$5,031,188	$46,557,649	$597,925,305	$458,177,528	$5,019,814	$368,845,834

501,114	4,623,401	55,724,632	33,863,823	1,123,001	28,317,429

$5,014,965	$46,306,520	$821,591,024	$443,239,488	$5,127,345	$368,199,368

ING Alger Aggressive Growth - Initial Class	ING Alger Aggressive Growth - Service Class	ING Alger Growth	ING American Century Small Cap Value	ING Baron Small Cap Growth	ING DSI Enhanced Index

$2	$901,506	$254,944	$1,833,983	$3,238,742	$125,587
2	901,506	254,944	1,833,983	3,238,742	125,587

$2	$901,506	$254,944	$1,833,983	$3,238,742	$125,587

$2	$901,506	$254,944	$1,833,983	$3,238,742	$125,587
-	-	-	-	-	-
$2	$901,506	$254,944	$1,833,983	$3,238,742	$125,587

-	177,113	38,686	225,029	369,719	19,966

$-	$946,220	$268,953	$1,862,566	$3,226,321	$128,262
S-7
ING Life Insurance and Annuity Company Variable Annuity Account C Statement of Assets and Liabilities (continued) December 31, 2002

	ING Goldman Sachs® Capital Growth	ING JPMorgan Fleming International	ING JPMorgan Mid Cap Value	ING MFS Capital Opportunities
Assets
Investments in mutual funds at fair value	$347,106	$107,839,182	$1,038,243	$129,150,107
Total assets	347,106	107,839,182	1,038,243	129,150,107

Net assets	$347,106	$107,839,182	$1,038,243	$129,150,107

Net assets
Accumulation units	$347,106	$107,835,642	$1,038,243	$128,920,319
Contracts in payout (annuitization) period	-	3,540	-	229,788
Total net assets	$347,106	$107,839,182	$1,038,243	$129,150,107

Total number of mutual fund shares	41,421	13,199,410	112,486	6,818,907

Cost of mutual fund shares	$360,110	$108,496,384	$1,012,561	$280,137,645

	ING Salomon Brothers Investors Value	ING T. Rowe Price Growth Equity	ING UBS Tactical Asset Allocation	ING Van Kampen Comstock
Assets
Investments in mutual funds at fair value	$635,447	$169,888,791	$474,490	$8,174,710
Total assets	635,447	169,888,791	474,490	8,174,710

Net assets	$635,447	$169,888,791	$474,490	$8,174,710

Net assets:
Accumulation units	$635,447	$169,696,407	$474,490	$8,174,710
Contracts in payout (annuitization) period	-	192,384	-	-
Total net assets	$635,447	$169,888,791	$474,490	$8,174,710

Total number of mutual fund shares	63,928	4,897,342	19,870	980,181

Cost of mutual fund shares	$651,969	$238,520,833	$478,471	$8,555,012
See accompanying notes.
S-8

ING MFS Global Growth	ING MFS Research	ING OpCap Balanced Value	ING PIMCO Total Return	ING Salomon Brothers Aggressive Growth	ING Salomon Brothers Capital

$202,106	$114,492,117	$515,293	$16,278,729	$175,926,908	$244,020
202,106	114,492,117	515,293	16,278,729	175,926,908	244,020

$202,106	$114,492,117	$515,293	$16,278,729	$175,926,908	$244,020

$202,106	$114,492,117	$515,293	$16,278,729	$175,863,899	$244,020
-	-	-	-	63,009	-
$202,106	$114,492,117	$515,293	$16,278,729	$175,926,908	$244,020

24,089	18,861,963	53,454	1,543,008	6,676,543	20,386

$206,850	$193,786,491	$496,953	$16,088,863	$334,595,176	$248,054

ING VP Growth and Income	ING VP Growth	ING VP Index Plus LargeCap	ING VP Index Plus MidCap	ING VP Index Plus SmallCap	ING VP International Equity

$2,141,417,737	$76,538,648	$378,460,454	$144,261,308	$54,578,838	$8,248,014
2,141,417,737	76,538,648	378,460,454	144,261,308	54,578,838	8,248,014

$2,141,417,737	$76,538,648	$378,460,454	$144,261,308	$54,578,838	$8,248,014

$1,990,415,867	$76,358,588	$376,938,885	$144,261,308	$54,578,838	$8,248,014
151,001,870	180,060	1,521,569	-	-	-
$2,141,417,737	$76,538,648	$378,460,454	$144,261,308	$54,578,838	$8,248,014

147,683,982	11,173,525	34,881,148	12,163,685	5,485,310	1,426,992

$4,531,485,244	$161,832,623	$594,877,437	$166,481,077	$62,998,466	$8,178,095
S-9
ING Life Insurance and Annuity Company Variable Annuity Account C Statement of Assets and Liabilities (continued) December 31, 2002

	ING VP Small Company	ING VP Technology	ING VP Value Opportunity	ING VP Growth Opportunities
Assets
Investments in mutual funds at fair value	$115,084,753	$23,001,421	$115,345,438	$158,478
Total assets	115,084,753	23,001,421	115,345,438	158,478

Net assets	$115,084,753	$23,001,421	$115,345,438	$158,478

Net assets
Accumulation units	$114,964,528	$23,001,421	$115,345,438	$158,478
Contracts in payout (annuitization) period	120,225	-	-	-
Total net assets	$115,084,753	$23,001,421	$115,345,438	$158,478

Total number of mutual fund shares	9,026,255	8,647,151	11,806,084	42,261

Cost of mutual fund shares	$135,422,314	$28,733,349	$162,987,582	$180,770

	Janus Aspen Series Capital Appreciation	Janus Aspen Series Flexible Income	Janus Aspen Series Growth	Janus Aspen Series Worldwide Growth
Assets
Investments in mutual funds at fair value	$2,019,288	$92,270,717	$199,166,215	$513,442,582
Total assets	2,019,288	92,270,717	199,166,215	513,442,582

Net assets	$2,019,288	$92,270,717	$199,166,215	$513,442,582

Net assets:
Accumulation units	$2,019,288	$92,270,717	$198,755,985	$512,890,464
Contracts in payout (annuitization) period	-	-	410,230	552,118
Total net assets	$2,019,288	$92,270,717	$199,166,215	$513,442,582

Total number of mutual fund shares	117,128	7,501,684	13,632,184	24,391,572

Cost of mutual fund shares	$2,177,031	$89,156,434	$390,279,371	$845,300,790
See accompanying notes.
S-10

ING VP International Value	ING VP MagnaCap	ING VP MidCap Opportunities	ING VP SmallCap Opportunities	Janus Aspen Series Aggressive Growth	Janus Aspen Series Balanced

$12,824,988	$543,704	$456,669	$2,239,400	$369,183,603	$353,540,115
12,824,988	543,704	456,669	2,239,400	369,183,603	353,540,115

$12,824,988	$543,704	$456,669	$2,239,400	$369,183,603	$353,540,115

$12,824,988	$543,704	$456,669	$2,239,400	$369,183,603	$353,540,115
-	-	-	-	-	-
$12,824,988	$543,704	$456,669	$2,239,400	$369,183,603	$353,540,115

1,491,278	79,722	101,482	210,272	23,307,046	17,170,477

$14,075,662	$602,186	$481,168	$2,965,983	$1,026,974,501	$406,085,791

Janus Twenty	Lord Abbett Growth and Income	Lord Abbett Mid-Cap Value - Class A	Lord Abbett Mid-Cap Value	MFS® Total Return	Oppenheimer Aggressive Growth

$382,575	$12,172,231	$21,419	$10,124,322	$39,338,031	$2,970
382,575	12,172,231	21,419	10,124,322	39,338,031	2,970

$382,575	$12,172,231	$21,419	$10,124,322	$39,338,031	$2,970

$382,575	$12,172,231	$21,419	$10,124,322	$39,338,031	$ -
-	-	-	-	-	2,970
$382,575	$12,172,231	$21,419	$10,124,322	$39,338,031	$2,970

13,188	646,428	1,392	730,471	2,295,101	102

$522,388	$13,083,528	$21,216	$10,553,740	$41,792,393	$3,667
S-11
ING Life Insurance and Annuity Company Variable Annuity Account C Statement of Assets and Liabilities (continued) December 31, 2002

	Oppenheimer Developing Markets	Oppenheimer Global Securities	Oppenheimer Main Street Growth & Income	Oppenheimer Strategic Bond
Assets
Investments in mutual funds at fair value	$1,294,154	$117,399,787	$28,115	$16,661,898
Total assets	1,294,154	117,399,787	28,115	16,661,898

Net assets	$1,294,154	$117,399,787	$28,115	$16,661,898

Net assets
Accumulation units	$1,294,154	$117,399,787	$ -	$16,650,286
Contracts in payout (annuitization) period	-	-	28,115	11,612
Total net assets	$1,294,154	$117,399,787	$28,115	$16,661,898

Total number of mutual fund shares	100,556	6,632,756	1,835	3,645,930

Cost of mutual fund shares	$1,264,228	$149,703,343	$33,098	$16,181,796

See accompanying notes
S-12

Pax World Balanced	Pioneer Equity Income VCT	Pioneer Fund VCT	Pioneer Mid Cap Value VCT

$1,604,811	$3,782,466	$431,901	$2,143,337
1,604,811	3,782,466	431,901	2,143,337

$1,604,811	$3,782,466	$431,901	$2,143,337

$1,604,811	$3,782,466	$431,901	$2,143,337
-	-	-	-
$1,604,811	$3,782,466	$431,901	$2,143,337

90,057	250,329	28,266	143,463

$1,768,536	$3,950,199	$447,852	$2,237,693

S-13

ING Life Insurance and Annuity Company Variable Annuity Account C Statement of Operations For the year ended December 31, 2002

	AIM V.I. Capital Appreciation	AIM V.I. Core Equity	AIM V.I. Growth	AIM V.I. Premier Equity
Net investment income (loss)
Income:
Dividends	$-	$128,392	$-	$64,509
Total investment income	-	128,392	-	64,509

Expenses:
Mortality and expense risk and other charges	182,097	428,397	144,737	197,291
Total expenses	182,097	428,397	144,737	197,291
Net investment income (loss)	(182,097)	(300,005)	(144,737)	(132,782)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(3,280,466)	(5,332,064)	(5,229,503)	(3,657,522)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(3,280,466)	(5,332,064)	(5,229,503)	(3,657,522)

Net unrealized appreciation (depreciation) of investments	(1,536,061)	(1,623,467)	109,770	(3,590,929)

Net increase (decrease) in net assets resulting from operations	$(4,998,624)	$(7,255,536)	$(5,264,470)	$(7,381,233)

	Fidelity® VIP II Asset ManagerSM	Fidelity® VIP II Contrafund®	Fidelity® VIP II Index 500	Franklin Small Cap Value Securities
Net investment income (loss)
Income:
Dividends	$791,164	$2,996,178	$1,112,964	$22,089
Total investment income	791,164	2,996,178	1,112,964	22,089

Expenses:
Mortality and expense risk and other charges	199,891	4,047,005	853,969	45,518
Total expenses	199,891	4,047,005	853,969	45,518
Net investment income (loss)	591,273	(1,050,827)	258,995	(23,429)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(683,859)	3,612,614	(5,339,241)	(435,223)
Capital gains distributions	-	-	-	154,511
Total realized gain (loss) on investments and capital gains distributions	(683,859)	3,612,614	(5,339,241)	(280,712)

Net unrealized appreciation (depreciation) of investments	(2,081,878)	(44,845,411)	(17,807,942)	(1,169,760)

Net increase (decrease) in net assets resulting from operations	$(2,174,464)	$(42,283,624)	$(22,888,188)	$(1,473,901)
See accompanying notes.
S-14

American Century® Income & Growth	Calvert Social Balanced	Chapman DEM® Equity	Evergreen Special Values	Fidelity® VIP Equity-Income	Fidelity® VIP Growth	Fidelity® VIP High Income	Fidelity® VIP Overseas

$11,574	$1,460,463	$-	$-	$3,847,730	$826,831	$267,544	$107,102
11,574	1,460,463	-	-	3,847,730	826,831	267,544	107,102

9,389	556,045	1,021	77,529	2,562,270	3,532,603	29,104	170,215
9,389	556,045	1,021	77,529	2,562,270	3,532,603	29,104	170,215
2,185	904,418	(1,021)	(77,529)	1,285,460	(2,705,772)	238,440	(63,113)

(137,793)	(503,998)	(37,967)	(136,508)	(1,489,070)	(3,719,368)	(294,898)	(1,463,601)
-	-	-	280,813	5,237,189	-	-	-
(137,793)	(503,998)	(37,967)	144,305	3,748,119	(3,719,368)	(294,898)	(1,463,601)

(89,471)	(8,105,310)	(7,677)	(1,182,263)	(54,582,388)	(119,137,622)	132,233	234,402

$(225,079)	$(7,704,890)	$(46,665)	$(1,115,487)	$(49,548,809)	$(125,562,762)	$75,775	$(1,292,312)

ING GET Fund - Series C	ING GET Fund - Series D	ING GET Fund - Series E	ING GET Fund - Series G	ING GET Fund - Series H	ING GET Fund - Series I	ING GET Fund - Series J	ING GET Fund - Series K

$-	$11,223,143	$4,475,555	$1,217,952	$884,658	$43,214	$13,444	$59,139
-	11,223,143	4,475,555	1,217,952	884,658	43,214	13,444	59,139

-	3,462,868	1,504,579	439,400	337,023	21,316	6,731	29,131
-	3,462,868	1,504,579	439,400	337,023	21,316	6,731	29,131
-	7,760,275	2,970,976	778,552	547,635	21,898	6,713	30,008

-	(3,074,187)	(463,497)	(98,487)	(18,834)	(569)	(125)	(1,488)
-	-	-	-	-	-	-	-
-	(3,074,187)	(463,497)	(98,487)	(18,834)	(569)	(125)	(1,488)

-	(6,395,383)	395,754	396,324	261,776	20,808	9,404	61,491

$-	$(1,709,295)	$2,903,233	$1,076,389	$790,577	$42,137	$15,992	$90,011
S-15
ING Life Insurance and Annuity Company Variable Annuity Account C Statement of Operations (continued) For the year ended December 31, 2002

	ING GET Fund - Series L	ING GET Fund - Series Q	ING GET Fund - Series S	ING VP Balanced
Net investment income (loss)
Income:
Dividends	$643	$98,661	$297,798	$7,228,682
Total investment income	643	98,661	297,798	7,228,682

Expenses:
Mortality and expense risk and other charges	15,737	58,960	213,567	7,557,547
Total expenses	15,737	58,960	213,567	7,557,547
Net investment income (loss)	(15,094)	39,701	84,231	(328,865)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(3,830)	1,001	1,225	(34,343,919)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(3,830)	1,001	1,225	(34,343,919)

Net unrealized appreciation (depreciation) of investments	33,101	14,598	251,129	(50,313,550)

Net increase (decrease) in net assets resulting from operations	$14,177	$55,300	$336,585	$(84,986,334)

	ING Alger Aggressive Growth - Service Class	ING Alger Growth	ING American Century Small Cap Value	ING Baron Small Cap Growth
Net investment income (loss)
Income:
Dividends	$-	$-	$397	$-
Total investment income	-	-	397	-

Expenses:
Mortality and expense risk and other charges	3,836	874	8,884	12,030
Total expenses	3,836	874	8,884	12,030
Net investment income (loss)	(3,836)	(874)	(8,487)	(12,030)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(31,634)	(3,216)	(121,450)	(91,546)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(31,634)	(3,216)	(121,450)	(91,546)

Net unrealized appreciation (depreciation) of investments	(44,714)	(14,009)	(28,584)	12,422

Net increase (decrease) in net assets resulting from operations	$(80,184)	$(18,099)	$(158,521)	$(91,154)
See accompanying notes.
S-16

ING VP Bond	ING VP Emerging Markets	ING VP Money Market	ING VP Natural Resources	ING VP Strategic Allocation Balanced	ING VP Strategic Allocation Growth	ING VP Strategic Allocation Income	ING Alger Aggressive Growth - Initial Class

$13,979,625	$-	$14,043,117	$22,713	$1,355,671	$1,073,695	$1,180,083	$-
13,979,625	-	14,043,117	22,713	1,355,671	1,073,695	1,180,083	-

4,627,415	60,027	3,562,468	130,706	586,135	682,897	378,761	-
4,627,415	60,027	3,562,468	130,706	586,135	682,897	378,761	-
9,352,210	(60,027)	10,480,649	(107,993)	769,536	390,798	801,322	-

1,537,440	(12,437)	(7,043,074)	(496,464)	(1,102,064)	(1,461,955)	(969,993)	-
1,998,967	-	-	-	-	-	-	-
3,536,407	(12,437)	(7,043,074)	(496,464)	(1,102,064)	(1,461,955)	(969,993)	-

16,434,247	(364,864)	(1,171,791)	60,037	(5,686,989)	(8,837,831)	(1,818,919)	-

$29,322,864	$(437,328)	$2,265,784	$(544,420)	$(6,019,517)	$(9,908,988)	$(1,987,590)	$-

ING DSI Enhanced Index	ING Goldman Sachs® Capital Growth	ING JPMorgan Fleming International	ING JPMorgan Mid Cap Value	ING MFS Capital Opportunities	ING MFS Global Growth	ING MFS Research	ING OpCap Balanced Value

$30	$7	$787,040	$1,944	$-	$-	$289,444	$63
30	7	787,040	1,944	-	-	289,444	63

515	1,118	1,357,529	4,541	1,732,432	804	1,536,082	1,534
515	1,118	1,357,529	4,541	1,732,432	804	1,536,082	1,534
(485)	(1,111)	(570,489)	(2,597)	(1,732,432)	(804)	(1,246,638)	(1,471)

(4,889)	(4,786)	(16,743,987)	(24,056)	(12,395,860)	(6,443)	(9,551,678)	(3,740)
2	-	-	-	-	-	-	2,338
(4,887)	(4,786)	(16,743,987)	(24,056)	(12,395,860)	(6,443)	(9,551,678)	(1,402)

(2,676)	(13,003)	(1,962,516)	25,682	(50,689,147)	(4,744)	(32,212,734)	18,340

$(8,048)	$(18,900)	$(19,276,992)	$(971)	$(64,817,439)	$(11,991)	$(43,011,050)	$15,467

S-17

ING Life Insurance and Annuity Company Variable Annuity Account C Statement of Operations (continued) For the year ended December 31, 2002

	ING PIMCO Total Return	ING Salomon Brothers Aggressive Growth	ING Salomon Brothers Capital	ING Salomon Brothers Investors Value
Net investment income (loss)
Income:
Dividends	$219,968	$-	$62	$90
Total investment income	219,968	-	62	90

Expenses:
Mortality and expense risk and other charges	61,457	2,396,499	792	1,884
Total expenses	61,457	2,396,499	792	1,884
Net investment income (loss)	158,511	(2,396,499)	(730)	(1,794)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	42,596	(13,795,581)	(8,746)	(15,888)
Capital gains distributions	162,107	-	846	281
Total realized gain (loss) on investments and capital gains distributions	204,703	(13,795,581)	(7,900)	(15,607)

Net unrealized appreciation (depreciation) of investments	189,866	(90,735,538)	(4,034)	(16,522)

Net increase (decrease) in net assets resulting from operations	$553,080	$(106,927,618)	$(12,664)	$(33,923)

	ING VP International Equity	ING VP Small Company	ING VP Technology	ING VP Value Opportunity
Net investment income (loss)
Income:
Dividends	$20,925	$603,053	$-	$540,931
Total investment income	20,925	603,053	-	540,931

Expenses:
Mortality and expense risk and other charges	101,418	1,343,632	297,117	1,267,757
Total expenses	101,418	1,343,632	297,117	1,267,757
Net investment income (loss)	(80,493)	(740,579)	(297,117)	(726,826)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(2,402,176)	(11,913,057)	(19,417,666)	(5,359,974)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(2,402,176)	(11,913,057)	(19,417,666)	(5,359,974)

Net unrealized appreciation (depreciation) of investments	(404,888)	(23,959,831)	3,470,330	(33,841,501)

Net increase (decrease) in net assets resulting from operations	$(2,887,557)	$(36,613,467)	$(16,244,453)	$(39,928,301)

See accompanying notes.
S-18

ING T. Rowe Price Growth Equity	ING UBS Tactical Asset Allocation	ING Van Kampen Comstock	ING VP Growth and Income	ING VP Growth	ING VP Index Plus LargeCap	ING VP Index Plus MidCap	ING VP Index Plus SmallCap

$381,611	$-	$36,689	$23,373,556	$-	$1,014,319	$520,136	$72,685
381,611	-	36,689	23,373,556	-	1,014,319	520,136	72,685

2,059,694	1,505	33,858	30,805,558	1,010,818	4,418,330	1,337,220	497,647
2,059,694	1,505	33,858	30,805,558	1,010,818	4,418,330	1,337,220	497,647
(1,678,083)	(1,505)	2,831	(7,432,002)	(1,010,818)	(3,404,011)	(817,084)	(424,962)

(2,973,217)	(12,258)	(9,269)	(453,545,995)	(10,291,958)	(14,023,982)	(2,146,769)	(1,081,750)
-	327	-	-	-	-	-	587,912
(2,973,217)	(11,931)	(9,269)	(453,545,995)	(10,291,958)	(14,023,982)	(2,146,769)	(493,838)

(50,934,167)	(3,982)	(380,302)	(363,306,637)	(23,361,352)	(92,338,545)	(20,159,691)	(9,009,053)

$(55,585,467)	$(17,418)	$(386,740)	$(824,284,634)	$(34,664,128)	$(109,766,538)	$(23,123,544)	$(9,927,853)

ING VP Growth Opportunities	ING VP International Value	ING VP MagnaCap	ING VP MidCap Opportunities	ING VP SmallCap Opportunities	Janus Aspen Series Aggressive Growth	Janus Aspen Series Balanced	Janus Aspen Series Capital Appreciation

$-	$61,973	$3,826	$-	$-	$-	$8,885,698	$4,158
-	61,973	3,826	-	-	-	8,885,698	4,158

828	66,992	2,666	2,259	10,280	4,630,101	3,709,235	12,486
828	66,992	2,666	2,259	10,280	4,630,101	3,709,235	12,486
(828)	(5,019)	1,160	(2,259)	(10,280)	(4,630,101)	5,176,463	(8,328)

(13,616)	(281,022)	(2,679)	(45,113)	(143,015)	(29,446,934)	3,603,487	(56,944)
-	-	-	-	-	-	-	-
(13,616)	(281,022)	(2,679)	(45,113)	(143,015)	(29,446,934)	3,603,487	(56,944)

(22,292)	(1,267,175)	(58,482)	(24,387)	(729,426)	(125,670,540)	(36,599,136)	(142,085)

$(36,736)	$(1,553,216)	$(60,001)	$(71,759)	$(882,721)	$(159,747,575)	$(27,819,186)	$(207,357)

S-19

ING Life Insurance and Annuity Company Variable Annuity Account C Statement of Operations (continued) For the year ended December 31, 2002

	Janus Aspen Series Flexible Income	Janus Aspen Series Growth	Janus Aspen Series Worldwide Growth	Janus Twenty
Net investment income (loss)
Income:
Dividends	$3,369,022	$-	$5,629,660	$2,769
Total investment income	3,369,022	-	5,629,660	2,769

Expenses:
Mortality and expense risk and other charges	694,258	2,623,799	6,708,555	4,297
Total expenses	694,258	2,623,799	6,708,555	4,297
Net investment income (loss)	2,674,764	(2,623,799)	(1,078,895)	(1,528)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	436,108	(8,168,015)	9,132,959	(130,373)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	436,108	(8,168,015)	9,132,959	(130,373)

Net unrealized appreciation (depreciation) of investments	3,208,551	(70,336,374)	(206,185,282)	5,684

Net increase (decrease) in net assets resulting from operations	$6,319,423	$(81,128,188)	$(198,131,218)	$(126,217)

	Oppenheimer Strategic Bond	Pax World Balanced	Pioneer Equity Income VCT	Pioneer Fund VCT
Net investment income (loss)
Income:
Dividends	$871,546	$32,874	$49,068	$2,727
Total investment income	871,546	32,874	49,068	2,727

Expenses:
Mortality and expense risk and other charges	138,156	19,107	13,849	1,786
Total expenses	138,156	19,107	13,849	1,786
Net investment income (loss)	733,390	13,767	35,219	941

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(430,873)	(184,739)	(38,971)	(9,207)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments and capital gains distributions	(430,873)	(184,739)	(38,971)	(9,207)

Net unrealized appreciation (depreciation) of investments	555,158	(54,342)	(168,552)	(15,952)

Net increase (decrease) in net assets resulting from operations	$857,675	$(225,314)	$(172,304)	$(24,218)

See accompanying notes.
S-20

Lord Abbett Growth and Income	Lord Abbett Mid-Cap Value - Class A	Lord Abbett Mid-Cap Value	MFS® Total Return	Oppenheimer Aggressive Growth	Oppenheimer Developing Markets	Oppenheimer Global Securities	Oppenheimer Main Street Growth & Income

$70,400	$-	$56,076	$454,193	$29	$18,934	$519,745	$191
70,400	-	56,076	454,193	29	18,934	519,745	191

57,170	-	40,389	328,661	40	12,333	1,134,587	386
57,170	-	40,389	328,661	40	12,333	1,134,587	386
13,230	-	15,687	125,532	(11)	6,601	(614,842)	(195)

(3,579)	-	(43,515)	(243,763)	(78)	(215,922)	(6,640,263)	(296)
1,574	-	-	360,102	-	-	-	-
(2,005)	-	(43,515)	116,339	(78)	(215,922)	(6,640,263)	(296)

(935,754)	203	(436,458)	(2,403,153)	(698)	26,023	(23,058,302)	(4,983)

$(924,529)	$203	$(464,286)	$(2,161,282)	$(787)	$(183,298)	$(30,313,407)	$(5,474)

Pioneer Mid Cap Value VCT

$3,666
3,666

11,584
11,584
(7,918)

(134,601)
32,346
(102,255)

(99,000)

$(209,173)

S-21

ING Life Insurance and Annuity Company Variable Annuity Account C Statements of Changes in Net Assets For the years ended December 31, 2002 and 2001

	AIM V.I. Capital Appreciation	AIM V.I. Core Equity	AIM V.I. Growth

Net assets at January 1, 2001	$21,974,303	$48,981,132	$19,441,222

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,302,684	(484,048)	(139,088)
Net realized gain (loss) on investments and capital gains distributions	(1,526,450)	(1,728,790)	(1,939,557)
Net unrealized appreciation (depreciation) of investments	(5,252,508)	(10,786,560)	(5,150,424)
Net increase (decrease) in net assets resulting from operations	(5,476,274)	(12,999,398)	(7,229,069)

Changes from principal transactions:
Total unit transactions	2,528,530	8,297,132	3,356,314
Increase (decrease) in assets derived from principal transactions	2,528,530	8,297,132	3,356,314
Total increase (decrease)	(2,947,744)	(4,702,266)	(3,872,755)
Net assets at December 31, 2001	19,026,559	44,278,866	15,568,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(182,097)	(300,005)	(144,737)
Net realized gain (loss) on investments and capital gains distributions	(3,280,466)	(5,332,064)	(5,229,503)
Net unrealized appreciation (depreciation) of investments	(1,536,061)	(1,623,467)	109,770
Net increase (decrease) in net assets resulting from operations	(4,998,624)	(7,255,536)	(5,264,470)

Changes from principal transactions:
Total unit transactions	1,274,235	(2,295,542)	1,098,873
Increase (decrease) in assets derived from principal transactions	1,274,235	(2,295,542)	1,098,873
Total increase (decrease)	(3,724,389)	(9,551,078)	(4,165,597)
Net assets at December 31, 2002	$15,302,170	$34,727,788	$11,402,870

See accompanying notes.
S-22

AIM V.I. Premier Equity	American Century® Income & Growth	Calvert Social Balanced	Chapman DEM® Equity	Evergreen Special Values	Fidelity® VIP Equity-Income	Fidelity® VIP Growth

$18,487,184	$-	$63,262,465	$-	$-	$195,902,776	$448,871,801

257,274	148	2,642,143	(641)	213,423	1,055,312	9,594,905
(802,610)	(18,554)	504,915	(24,232)	24,793	(198,840)	6,136,259
(2,476,719)	(14,022)	(8,202,516)	7,716	(12,633)	(2,078,943)	(71,921,470)
(3,022,055)	(32,428)	(5,055,458)	(17,157)	225,583	(1,222,471)	(56,190,306)

6,869,339	661,379	133,413	109,430	3,700,154	42,633,922	(4,330,388)
6,869,339	661,379	133,413	109,430	3,700,154	42,633,922	(4,330,388)
3,847,284	628,951	(4,922,045)	92,273	3,925,737	41,411,451	(60,520,694)
22,334,468	628,951	58,340,420	92,273	3,925,737	237,314,227	388,351,107

(132,782)	2,185	904,418	(1,021)	(77,529)	1,285,460	(2,705,772)
(3,657,522)	(137,793)	(503,998)	(37,967)	144,305	3,748,119	(3,719,368)
(3,590,929)	(89,471)	(8,105,310)	(7,677)	(1,182,263)	(54,582,388)	(119,137,622)
(7,381,233)	(225,079)	(7,704,890)	(46,665)	(1,115,487)	(49,548,809)	(125,562,762)

1,023,274	747,666	(869,586)	5,119	6,556,779	39,129,270	14,955,218
1,023,274	747,666	(869,586)	5,119	6,556,779	39,129,270	14,955,218
(6,357,959)	522,587	(8,574,476)	(41,546)	5,441,292	(10,419,539)	(110,607,544)
$15,976,509	$1,151,538	$49,765,944	$50,727	$9,367,029	$226,894,688	$277,743,563

S-23

ING Life Insurance and Annuity Company Variable Annuity Account C Statements of Changes in Net Assets (continued) For the years ended December 31, 2002 and 2001

	Fidelity® VIP High Income	Fidelity® VIP Overseas	Fidelity® VIP II Asset ManagerSM

Net assets at January 1, 2001	$2,449,768	$18,191,519	$23,730,253

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,396,557	25,126,390	286,471
Net realized gain (loss) on investments and capital gains distributions	877,889	2,754,684	(1,178,991)
Net unrealized appreciation (depreciation) of investments	(24,666,427)	(113,705,777)	490,850
Net increase (decrease) in net assets resulting from operations	(13,391,981)	(85,824,703)	(401,670)

Changes from principal transactions:
Total unit transactions	13,636,484	82,399,033	(1,739,120)
Increase (decrease) in assets derived from principal transactions	13,636,484	82,399,033	(1,739,120)
Total increase (decrease)	244,503	(3,425,670)	(2,140,790)
Net assets at December 31, 2001	2,694,271	14,765,849	21,589,463

Increase (decrease) in net assets
Operations:
Net investment income (loss)	238,440	(63,113)	591,273
Net realized gain (loss) on investments and capital gains distributions	(294,898)	(1,463,601)	(683,859)
Net unrealized appreciation (depreciation) of investments	132,233	234,402	(2,081,878)
Net increase (decrease) in net assets resulting from operations	75,775	(1,292,312)	(2,174,464)

Changes from principal transactions:
Total unit transactions	799,385	602,088	(1,180,056)
Increase (decrease) in assets derived from principal transactions	799,385	602,088	(1,180,056)
Total increase (decrease)	875,160	(690,224)	(3,354,520)
Net assets at December 31, 2002	$3,569,431	$14,075,625	$18,234,943

See accompanying notes.
S-24

Fidelity® VIP II Contrafund®	Fidelity® VIP II Index 500	Franklin Small Cap Value Securities	ING GET Fund - Series C	ING GET Fund - Series D	ING GET Fund - Series E	ING GET Fund - Series G

$420,901,510	$104,649,875	$-	$136,195,306	$331,078,585	$131,674,642	$38,003,615

82,731	1,998,428	(208)	6,135,875	401,935	(715,932)	(365,901)
1,026,467	(8,115,349)	181	(58,300,789)	(1,990,871)	(386,585)	(110,844)
(15,151,354)	2,165,801	12,921	30,255,816	3,568,651	298,581	458,080
(14,042,156)	(3,951,120)	12,894	(21,909,098)	1,979,715	(803,936)	(18,665)

(31,572,214)	(4,602,017)	116,831	(114,286,208)	(44,764,380)	(12,673,983)	(4,238,830)
(31,572,214)	(4,602,017)	116,831	(114,286,208)	(44,764,380)	(12,673,983)	(4,238,830)
(45,614,370)	(8,553,137)	129,725	(136,195,306)	(42,784,665)	(13,477,919)	(4,257,495)
375,287,140	96,096,738	129,725	-	288,293,920	118,196,723	33,746,120

(1,050,827)	258,995	(23,429)	-	7,760,275	2,970,976	778,552
3,612,614	(5,339,241)	(280,712)	-	(3,074,187)	(463,497)	(98,487)
(44,845,411)	(17,807,942)	(1,169,760)	-	(6,395,383)	395,754	396,324
(42,283,624)	(22,888,188)	(1,473,901)		(1,709,295)	2,903,233	1,076,389

49,352,440	(540,370)	9,294,799	-	(52,518,659)	(16,656,706)	(5,066,389)
49,352,440	(540,370)	9,294,799	-	(52,518,659)	(16,656,706)	(5,066,389)
7,068,816	(23,428,558)	7,820,898	-	(54,227,954)	(13,753,473)	(3,990,000)
$382,355,956	$72,668,180	$7,950,623	$-	$234,065,966	$104,443,250	$29,756,120

S-25

ING Life Insurance and Annuity Company Variable Annuity Account C Statements of Changes in Net Assets (continued) For the years ended December 31, 2002 and 2001

	ING GET Fund - Series H	ING GET Fund - Series I	ING GET Fund - Series J

Net assets at January 1, 2001	$29,175,653	$1,364,320	$456,726

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(248,381)	(19,408)	(6,244)
Net realized gain (loss) on investments and capital gains distributions	(40,766)	(3,067)	(2,966)
Net unrealized appreciation (depreciation) of investments	63,943	13,693	6,718
Net increase (decrease) in net assets resulting from operations	(225,204)	(8,782)	(2,492)

Changes from principal transactions:
Total unit transactions	(3,142,654)	(103,246)	(73,709)
Increase (decrease) in assets derived from principal transactions	(3,142,654)	(103,246)	(73,709)
Total increase (decrease)	(3,367,858)	(112,028)	(76,201)
Net assets at December 31, 2001	25,807,795	1,252,292	380,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	547,635	21,898	6,713
Net realized gain (loss) on investments and capital gains distributions	(18,834)	(569)	(125)
Net unrealized appreciation (depreciation) of investments	261,776	20,808	9,404
Net increase (decrease) in net assets resulting from operations	790,577	42,137	15,992

Changes from principal transactions:
Total unit transactions	(3,316,859)	(104,067)	(2,225)
Increase (decrease) in assets derived from principal transactions	(3,316,859)	(104,067)	(2,225)
Total increase (decrease)	(2,526,282)	(61,930)	13,767
Net assets at December 31, 2002	$23,281,513	$1,190,362	$394,292

See accompanying notes.
S-26

ING GET Fund - Series K	ING GET Fund - Series L	ING GET Fund - Series Q	ING GET Fund - Series S	ING VP Balanced	ING VP Bond	ING VP Emerging Markets

$2,862,754	$15,987	$-	$-	$875,435,544	$301,918,661	$6,367,049

(36,603)	14,850	(1,014)	-	38,054,883	18,766,375	1,179,780
(10,159)	3,820	1	-	(13,695,954)	1,096,582	(2,487,404)
(18,310)	(27,354)	1,625	-	(71,315,416)	4,915,523	693,375
(65,072)	(8,684)	612	-	(46,956,487)	24,778,480	(614,249)

(522,901)	1,297,385	3,640,996	-	(60,435,593)	82,899,136	(233,951)
(522,901)	1,297,385	3,640,996	-	(60,435,593)	82,899,136	(233,951)
(587,973)	1,288,701	3,641,608	-	(107,392,080)	107,677,616	(848,200)
2,274,781	1,304,688	3,641,608	-	768,043,464	409,596,277	5,518,849

30,008	(15,094)	39,701	84,231	(328,865)	9,352,210	(60,027)
(1,488)	(3,830)	1,001	1,225	(34,343,919)	3,536,407	(12,437)
61,491	33,101	14,598	251,129	(50,313,550)	16,434,247	(364,864)
90,011	14,177	55,300	336,585	(84,986,334)	29,322,864	(437,328)

(316,966)	(132,338)	1,334,280	46,221,064	(85,131,825)	19,258,387	(61,707)
(316,966)	(132,338)	1,334,280	46,221,064	(85,131,825)	19,258,387	(61,707)
(226,955)	(118,161)	1,389,580	46,557,649	(170,118,159)	48,581,251	(499,035)
$2,047,826	$1,186,527	$5,031,188	$46,557,649	$597,925,305	$458,177,528	$5,019,814

S-27

ING Life Insurance and Annuity Company Variable Annuity Account C Statements of Changes in Net Assets (continued) For the years ended December 31, 2002 and 2001

	ING VP Money Market	ING VP Natural Resources	ING VP Strategic Allocation Balanced

Net assets at January 1, 2001	$322,713,770	$16,696,149	$62,529,623

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,286,972	(165,895)	865,707
Net realized gain (loss) on investments and capital gains distributions	(3,500,285)	380,510	(317,652)
Net unrealized appreciation (depreciation) of investments	(1,822,815)	(3,274,760)	(5,588,587)
Net increase (decrease) in net assets resulting from operations	9,963,872	(3,060,145)	(5,040,532)

Changes from principal transactions:
Total unit transactions	41,891,036	(885,020)	(451,200)
Increase (decrease) in assets derived from principal transactions	41,891,036	(885,020)	(451,200)
Total increase (decrease)	51,854,908	(3,945,165)	(5,491,732)
Net assets at December 31, 2001	374,568,678	12,750,984	57,037,891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,480,649	(107,993)	769,536
Net realized gain (loss) on investments and capital gains distributions	(7,043,074)	(496,464)	(1,102,064)
Net unrealized appreciation (depreciation) of investments	(1,171,791)	60,037	(5,686,989)
Net increase (decrease) in net assets resulting from operations	2,265,784	(544,420)	(6,019,517)

Changes from principal transactions:
Total unit transactions	(7,988,628)	(309,988)	(3,172,199)
Increase (decrease) in assets derived from principal transactions	(7,988,628)	(309,988)	(3,172,199)
Total increase (decrease)	(5,722,844)	(854,408)	(9,191,716)
Net assets at December 31, 2002	$368,845,834	$11,896,576	$47,846,175

See accompanying notes.
S-28

ING VP Strategic Allocation Growth	ING VP Strategic Allocation Income	ING Alger Aggressive Growth - Initial Class	ING Alger Aggressive Growth - Service Class	ING Alger Growth	ING American Century Small Cap Value	ING Baron Small Cap Growth

$77,057,293	$39,124,035	$-	$-	$-	$-	$-

385,421	1,241,844	-	-	-	-	-
(298,788)	(223,825)	-	-	-	-	-
(9,742,829)	(2,378,644)	-	-	-	-	-
(9,656,196)	(1,360,625)	-	-	-	-	-

(390,814)	(667,463)	-	-	-	-	-
(390,814)	(667,463)	-	-	-	-	-
(10,047,010)	(2,028,088)	-	-	-	-	-
67,010,283	37,095,947	-	-	-	-	-

390,798	801,322	-	(3,836)	(874)	(8,487)	(12,030)
(1,461,955)	(969,993)	-	(31,634)	(3,216)	(121,450)	(91,546)
(8,837,831)	(1,818,919)	-	(44,714)	(14,009)	(28,584)	12,422
(9,908,988)	(1,987,590)	-	(80,184)	(18,099)	(158,521)	(91,154)

(1,055,114)	(3,498,699)	2	981,690	273,043	1,992,504	3,329,896
(1,055,114)	(3,498,699)	2	981,690	273,043	1,992,504	3,329,896
(10,964,102)	(5,486,289)	2	901,506	254,944	1,833,983	3,238,742
$56,046,181	$31,609,658	$2	$901,506	$254,944	$1,833,983	$3,238,742

S-29

ING Life Insurance and Annuity Company Variable Annuity Account C Statements of Changes in Net Assets (continued) For the years ended December 31, 2002 and 2001

	ING DSI Enhanced Index	ING Goldman Sachs® Capital Growth	ING JPMorgan Fleming International

Net assets at January 1, 2001	$-	$-	$219,543,248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	41,359,131
Net realized gain (loss) on investments and capital gains distributions	-	-	(99,622,293)
Net unrealized appreciation (depreciation) of investments	-	-	1,492,078
Net increase (decrease) in net assets resulting from operations	-	-	(56,771,084)

Changes from principal transactions:
Total unit transactions	-	-	(17,206,284)
Increase (decrease) in assets derived from principal transactions	-	-	(17,206,284)
Total increase (decrease)	-	-	(73,977,368)
Net assets at December 31, 2001	-	-	145,565,880

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(485)	(1,111)	(570,489)
Net realized gain (loss) on investments and capital gains distributions	(4,887)	(4,786)	(16,743,987)
Net unrealized appreciation (depreciation) of investments	(2,676)	(13,003)	(1,962,516)
Net increase (decrease) in net assets resulting from operations	(8,048)	(18,900)	(19,276,992)

Changes from principal transactions:
Total unit transactions	133,635	366,006	(18,449,706)
Increase (decrease) in assets derived from principal transactions	133,635	366,006	(18,449,706)
Total increase (decrease)	125,587	347,106	(37,726,698)
Net assets at December 31, 2002	$125,587	$347,106	$107,839,182

See accompanying notes.
S-30

ING JPMorgan Mid Cap Value	ING MFS Capital Opportunities	ING MFS Global Growth	ING MFS Research	ING OpCap Balanced Value	ING PIMCO Total Return	ING Salomon Brothers Aggressive Growth

$-	$291,499,326	$-	$234,529,426	$-	$-	$425,187,851

-	44,589,736	-	39,465,264	-	-	18,997,062
-	1,619,149	-	(397,122)	-	-	1,106,537
-	(123,835,138)	-	(89,669,928)	-	-	(130,575,292)
-	(77,626,253)	-	(50,601,786)	-	-	(110,471,693)

-	2,133,043	-	(11,665,527)	-	-	(9,479,180)
-	2,133,043	-	(11,665,527)	-	-	(9,479,180)
-	(75,493,210)	-	(62,267,313)	-	-	(119,950,873)
-	216,006,116	-	172,262,113	-	-	305,236,978

(2,597)	(1,732,432)	(804)	(1,246,638)	(1,471)	158,511	(2,396,499)
(24,056)	(12,395,860)	(6,443)	(9,551,678)	(1,402)	204,703	(13,795,581)
25,682	(50,689,147)	(4,744)	(32,212,734)	18,340	189,866	(90,735,538)
(971)	(64,817,439)	(11,991)	(43,011,050)	15,467	553,080	(106,927,618)

1,039,214	(22,038,570)	214,097	(14,758,946)	499,826	15,725,649	(22,382,452)
1,039,214	(22,038,570)	214,097	(14,758,946)	499,826	15,725,649	(22,382,452)
1,038,243	(86,856,009)	202,106	(57,769,996)	515,293	16,278,729	(129,310,070)
$1,038,243	$129,150,107	$202,106	$114,492,117	$515,293	$16,278,729	$175,926,908

S-31

ING Life Insurance and Annuity Company Variable Annuity Account C Statements of Changes in Net Assets (continued) For the years ended December 31, 2002 and 2001

	ING Salomon Brothers Capital	ING Salomon Brothers Investors Value	ING T. Rowe Price Growth Equity

Net assets at January 1, 2001	$-	$-	$244,865,459

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	34,277,709
Net realized gain (loss) on investments and capital gains distributions	-	-	2,360,449
Net unrealized appreciation (depreciation) of investments	-	-	(64,675,026)
Net increase (decrease) in net assets resulting from operations	-	-	(28,036,868)

Changes from principal transactions:
Total unit transactions	-	-	6,924,273
Increase (decrease) in assets derived from principal transactions	-	-	6,924,273
Total increase (decrease)	-	-	(21,112,595)
Net assets at December 31, 2001	-	-	223,752,864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(730)	(1,794)	(1,678,083)
Net realized gain (loss) on investments and capital gains distributions	(7,900)	(15,607)	(2,973,217)
Net unrealized appreciation (depreciation) of investments	(4,034)	(16,522)	(50,934,167)
Net increase (decrease) in net assets resulting from operations	(12,664)	(33,923)	(55,585,467)

Changes from principal transactions:
Total unit transactions	256,684	669,370	1,721,394
Increase (decrease) in assets derived from principal transactions	256,684	669,370	1,721,394
Total increase (decrease)	244,020	635,447	(53,864,073)
Net assets at December 31, 2002	$244,020	$635,447	$169,888,791

See accompanying notes.
S-32

ING UBS Tactical Asset Allocation	ING Van Kampen Comstock	ING VP Growth and Income	ING VP Growth	ING VP Index Plus LargeCap	ING VP Index Plus MidCap	ING VP Index Plus SmallCap

$-	$-	$4,739,548,311	$171,159,499	$488,938,113	$55,395,398	$12,842,621

-	-	(19,006,585)	15,041,699	14,352,402	3,493,850	805,028
-	-	(297,064,241)	(2,578,041)	271,554	(1,001,111)	(206,722)
-	-	(571,636,525)	(60,409,271)	(88,664,972)	(3,384,916)	(180,153)
-	-	(887,707,351)	(47,945,613)	(74,041,016)	(892,177)	418,153

-	-	(452,343,167)	(2,449,367)	44,708,922	33,987,861	15,599,090
-	-	(452,343,167)	(2,449,367)	44,708,922	33,987,861	15,599,090
-	-	(1,340,050,518)	(50,394,980)	(29,332,094)	33,095,684	16,017,243
-	-	3,399,497,793	120,764,519	459,606,019	88,491,082	28,859,864

(1,505)	2,831	(7,432,002)	(1,010,818)	(3,404,011)	(817,084)	(424,962)
(11,931)	(9,269)	(453,545,995)	(10,291,958)	(14,023,982)	(2,146,769)	(493,838)
(3,982)	(380,302)	(363,306,637)	(23,361,352)	(92,338,545)	(20,159,691)	(9,009,053)
(17,418)	(386,740)	(824,284,634)	(34,664,128)	(109,766,538)	(23,123,544)	(9,927,853)

491,908	8,561,450	(433,795,422)	(9,561,743)	28,620,973	78,893,770	35,646,827
491,908	8,561,450	(433,795,422)	(9,561,743)	28,620,973	78,893,770	35,646,827
474,490	8,174,710	(1,258,080,056)	(44,225,871)	(81,145,565)	55,770,226	25,718,974
$474,490	$8,174,710	$2,141,417,737	$76,538,648	$378,460,454	$144,261,308	$54,578,838

S-33

ING Life Insurance and Annuity Company Variable Annuity Account C Statements of Changes in Net Assets (continued) For the years ended December 31, 2002 and 2001

	ING VP International Equity	ING VP Small Company	ING VP Technology

Net assets at January 1, 2001	$12,949,161	$104,712,398	$24,855,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(114,755)	3,018,410	(292,747)
Net realized gain (loss) on investments and capital gains distributions	(8,259,787)	(11,884,983)	(10,951,401)
Net unrealized appreciation (depreciation) of investments	5,140,073	12,945,068	3,274,444
Net increase (decrease) in net assets resulting from operations	(3,234,469)	4,078,495	(7,969,704)

Changes from principal transactions:
Total unit transactions	1,263,249	25,409,328	14,868,712
Increase (decrease) in assets derived from principal transactions	1,263,249	25,409,328	14,868,712
Total increase (decrease)	(1,971,220)	29,487,823	6,899,008
Net assets at December 31, 2001	10,977,941	134,200,221	31,754,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(80,493)	(740,579)	(297,117)
Net realized gain (loss) on investments and capital gains distributions	(2,402,176)	(11,913,057)	(19,417,666)
Net unrealized appreciation (depreciation) of investments	(404,888)	(23,959,831)	3,470,330
Net increase (decrease) in net assets resulting from operations	(2,887,557)	(36,613,467)	(16,244,453)

Changes from principal transactions:
Total unit transactions	157,630	17,497,999	7,491,762
Increase (decrease) in assets derived from principal transactions	157,630	17,497,999	7,491,762
Total increase (decrease)	(2,729,927)	(19,115,468)	(8,752,691)
Net assets at December 31, 2002	$8,248,014	$115,084,753	$23,001,421

See accompanying notes.
S-34

ING VP Value Opportunity	ING VP Growth Opportunities	ING VP International Value	ING VP MagnaCap	ING VP MidCap Opportunities	ING VP SmallCap Opportunities	Janus Aspen Series Aggressive Growth

$63,066,047	$-	$-	$-	$-	$-	$950,193,244

3,264,764	1	17,293	-	(96)	(66)	(7,331,111)
959,448	-	(4)	-	(187)	(33)	28,752,425
(14,672,799)	-	16,501	-	(112)	2,843	(404,437,726)
(10,448,587)	1	33,790	-	(395)	2,744	(383,016,412)

66,042,632	9,526	1,495,264	-	29,916	56,525	2,233,168
66,042,632	9,526	1,495,264	-	29,916	56,525	2,233,168
55,594,045	9,527	1,529,054	-	29,521	59,269	(380,783,244)
118,660,092	9,527	1,529,054	-	29,521	59,269	569,410,000

(726,826)	(828)	(5,019)	1,160	(2,259)	(10,280)	(4,630,101)
(5,359,974)	(13,616)	(281,022)	(2,679)	(45,113)	(143,015)	(29,446,934)
(33,841,501)	(22,292)	(1,267,175)	(58,482)	(24,387)	(729,426)	(125,670,540)
(39,928,301)	(36,736)	(1,553,216)	(60,001)	(71,759)	(882,721)	(159,747,575)

36,613,647	185,687	12,849,150	603,705	498,907	3,062,852	(40,478,822)
36,613,647	185,687	12,849,150	603,705	498,907	3,062,852	(40,478,822)
(3,314,654)	148,951	11,295,934	543,704	427,148	2,180,131	(200,226,397)
$115,345,438	$158,478	$12,824,988	$543,704	$456,669	$2,239,400	$369,183,603

S-35

ING Life Insurance and Annuity Company Variable Annuity Account C Statements of Changes in Net Assets (continued) For the years ended December 31, 2002 and 2001

	Janus Aspen Series Balanced	Janus Aspen Series Capital Appreciation	Janus Aspen Series Flexible Income

Net assets at January 1, 2001	$296,053,943	$-	$36,898,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,223,121	1,544	2,372,908
Net realized gain (loss) on investments and capital gains distributions	3,182,497	(31,717)	(319,597)
Net unrealized appreciation (depreciation) of investments	(26,645,333)	(15,659)	711,559
Net increase (decrease) in net assets resulting from operations	(18,239,715)	(45,832)	2,764,870

Changes from principal transactions:
Total unit transactions	60,635,832	576,154	17,081,029
Increase (decrease) in assets derived from principal transactions	60,635,832	576,154	17,081,029
Total increase (decrease)	42,396,117	530,322	19,845,899
Net assets at December 31, 2001	338,450,060	530,322	56,743,899

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,176,463	(8,328)	2,674,764
Net realized gain (loss) on investments and capital gains distributions	3,603,487	(56,944)	436,108
Net unrealized appreciation (depreciation) of investments	(36,599,136)	(142,085)	3,208,551
Net increase (decrease) in net assets resulting from operations	(27,819,186)	(207,357)	6,319,423

Changes from principal transactions:
Total unit transactions	42,909,241	1,696,323	29,207,395
Increase (decrease) in assets derived from principal transactions	42,909,241	1,696,323	29,207,395
Total increase (decrease)	15,090,055	1,488,966	35,526,818
Net assets at December 31, 2002	$353,540,115	$2,019,288	$92,270,717

See accompanying notes.
S-36

Janus Aspen Series Growth	Janus Aspen Series Worldwide Growth	Janus Twenty	Lord Abbett Growth and Income	Lord Abbett Mid-Cap Value - Class A	Lord Abbett Mid-Cap Value	MFS® Total Return

$412,685,554	$1,083,719,714	$545	$-	$-	$-	$4,859,718

(2,825,056)	(5,316,017)	204	27,902	-	194	355,342
10,350,850	42,740,588	(31,196)	18	-	24	66,450
(114,584,226)	(287,709,336)	(145,461)	24,456	-	7,040	(280,772)
(107,058,432)	(250,284,765)	(176,453)	52,376	-	7,258	141,020

(8,011)	(49,778,681)	672,633	1,173,677	-	257,780	16,227,259
(8,011)	(49,778,681)	672,633	1,173,677	-	257,780	16,227,259
(107,066,443)	(300,063,446)	496,180	1,226,053	-	265,038	16,368,279
305,619,111	783,656,268	496,725	1,226,053	-	265,038	21,227,997

(2,623,799)	(1,078,895)	(1,528)	13,230	-	15,687	125,532
(8,168,015)	9,132,959	(130,373)	(2,005)	-	(43,515)	116,339
(70,336,374)	(206,185,282)	5,684	(935,754)	203	(436,458)	(2,403,153)
(81,128,188)	(198,131,218)	(126,217)	(924,529)	203	(464,286)	(2,161,282)

(25,324,708)	(72,082,468)	12,067	11,870,707	21,216	10,323,570	20,271,316
(25,324,708)	(72,082,468)	12,067	11,870,707	21,216	10,323,570	20,271,316
(106,452,896)	(270,213,686)	(114,150)	10,946,178	21,419	9,859,284	18,110,034
$199,166,215	$513,442,582	$382,575	$12,172,231	$21,419	$10,124,322	$39,338,031

S-37

ING Life Insurance and Annuity Company Variable Annuity Account C Statements of Changes in Net Assets (continued) For the years ended December 31, 2002 and 2001

	Oppenheimer Aggressive Growth	Oppenheimer Developing Markets	Oppenheimer Global Securities

Net assets at January 1, 2001	$-	$-	$50,258,541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2,226	6,360,931
Net realized gain (loss) on investments and capital gains distributions	-	6,994	(6,699,112)
Net unrealized appreciation (depreciation) of investments	-	3,903	(6,717,504)
Net increase (decrease) in net assets resulting from operations	-	13,123	(7,055,685)

Changes from principal transactions:
Total unit transactions	-	209,770	43,783,614
Increase (decrease) in assets derived from principal transactions	-	209,770	43,783,614
Total increase (decrease)	-	222,893	36,727,929
Net assets at December 31, 2001	-	222,893	86,986,470

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	6,601	(614,842)
Net realized gain (loss) on investments and capital gains distributions	(78)	(215,922)	(6,640,263)
Net unrealized appreciation (depreciation) of investments	(698)	26,023	(23,058,302)
Net increase (decrease) in net assets resulting from operations	(787)	(183,298)	(30,313,407)

Changes from principal transactions:
Total unit transactions	3,757	1,254,559	60,726,724
Increase (decrease) in assets derived from principal transactions	3,757	1,254,559	60,726,724
Total increase (decrease)	2,970	1,071,261	30,413,317
Net assets at December 31, 2002	$2,970	$1,294,154	$117,399,787

See accompanying notes.
S-38

Oppenheimer Main Street Growth & Income	Oppenheimer Strategic Bond	Pax World Balanced	Pioneer Equity Income VCT	Pioneer Fund VCT	Pioneer Mid Cap Value VCT

$-	$6,009,685	$-	$-	$-	$-

-	404,512	32,262	145	1	(212)
-	(181,058)	(28,626)	(2)	-	(737)
-	11,908	(109,382)	820	1	4,644
-	235,362	(105,746)	963	2	3,695

-	3,571,548	2,414,920	87,442	8,943	77,197
-	3,571,548	2,414,920	87,442	8,943	77,197
-	3,806,910	2,309,174	88,405	8,945	80,892
-	9,816,595	2,309,174	88,405	8,945	80,892

(195)	733,390	13,767	35,219	941	(7,918)
(296)	(430,873)	(184,739)	(38,971)	(9,207)	(102,255)
(4,983)	555,158	(54,342)	(168,552)	(15,952)	(99,000)
(5,474)	857,675	(225,314)	(172,304)	(24,218)	(209,173)

33,589	5,987,628	(479,049)	3,866,365	447,174	2,271,618
33,589	5,987,628	(479,049)	3,866,365	447,174	2,271,618
28,115	6,845,303	(704,363)	3,694,061	422,956	2,062,445
$28,115	$16,661,898	$1,604,811	$3,782,466	$431,901	$2,143,337

S-39

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements December 31, 2002

1. Organization

  ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

S-40

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

1. Organization (continued)

  At December 31, 2002, the Account had 88 investment divisions (the "Divisions"), 36 of which invest in independently managed mutual funds and 52 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:	ING VP Emerging Markets Fund
AIM V.I. Capital Appreciation Fund - Series I Shares	ING VP Money Market Portfolio - Class R
AIM V.I. Core Equity Fund - Series I Shares	ING VP Natural Resources Trust
AIM V.I. Growth Fund - Series I Shares	ING Generations Portfolio, Inc.:
AIM V.I. Premier Equity Fund - Series I Shares	ING VP Strategic Allocation Balanced Portfolio - Class R
American Century® Income & Growth Fund	ING VP Strategic Allocation Growth Portfolio - Class R
- Advisor Class*	ING VP Strategic Allocation Income Portfolio - Class R
Calvert Social Balanced Portfolio	ING Partners, Inc.:
Chapman DEM® Equity Fund - Institutional Shares*	ING Alger Aggressive Growth Portfolio - Initial Class**
Evergreen Special Values Fund - Class A*	ING Alger Aggressive Growth Portfolio - Service Class**
Fidelity® Variable Insurance Products:	ING Alger Growth Portfolio - Service Class**
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING American Century Small Cap Value Portfolio
Fidelity® VIP Growth Portfolio - Initial Class	- Service Class**
Fidelity® VIP High Income Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Service Class**
Fidelity® VIP Overseas Portfolio - Initial Class	ING DSI Enhanced Index Portfolio - Service Class**
Fidelity® Variable Insurance Products II:	ING Goldman Sachs® Capital Growth Portfolio - Service Class**
Fidelity® VIP II Asset ManagerSM Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Initial Class
Fidelity® VIP II Contrafund® Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class**
Fidelity® VIP II Index 500 Portfolio - Initial Class	ING MFS Capital Opportunities Portfolio - Initial Class
Franklin Templeton Variable Insurance Products:	ING MFS Global Growth Portfolio - Service Class**
Franklin Small Cap Value Securities Fund - Class 2*	ING MFS Research Portfolio - Initial Class
ING GET Fund:	ING OpCap Balanced Value Portfolio - Service Class**
ING GET Fund - Series D	ING PIMCO Total Return Portfolio - Service Class**
ING GET Fund - Series E	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
ING GET Fund - Series G	ING Salomon Brothers Capital Portfolio - Service Class**
ING GET Fund - Series H	ING Salomon Brothers Investors Value Portfolio - Service Class**
ING GET Fund - Series I	ING T. Rowe Price Growth Equity Portfolio - Initial Class
ING GET Fund - Series J	ING UBS Tactical Asset Allocation Portfolio - Service Class**
ING GET Fund - Series K	ING Van Kampen Comstock Portfolio - Service Class**
ING GET Fund - Series L	ING Variable Funds:
ING GET Fund - Series Q*	ING VP Growth and Income Portfolio - Class R
ING GET Fund - Series S **	ING Variable Portfolios, Inc.:
ING VP Balanced Portfolio, Inc. - Class R	ING VP Growth Portfolio - Class R
ING VP Bond Portfolio - Class R	ING VP Index Plus LargeCap Portfolio - Class R

S-41

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

1. Organization (continued)

ING Variable Portfolios, Inc. (continued):	Janus Aspen Series (continued):
ING VP Index Plus MidCap Portfolio - Class R	Janus Aspen Series Worldwide Growth Portfolio
ING VP Index Plus SmallCap Portfolio - Class R	- Institutional Shares
ING VP International Equity Portfolio - Class R	Janus Twenty Fund
ING VP Small Company Portfolio - Class R	Lord Abbett Funds:
ING VP Technology Portfolio - Class R	Lord Abbett Growth and Income Portfolio*
ING VP Value Opportunity Portfolio - Class R	Lord Abbett Mid-Cap Value Fund - Class A**
ING Variable Products:	Lord Abbett Mid-Cap Value Portfolio *
ING VP Growth Opportunities Portfolio - Class R*	MFS® Variable Insurance Trust:
ING VP International Value Portfolio - Class R*	MFS® Total Return Series - Initial Class
ING VP MagnaCap Portfolio - Class R**	Oppenheimer Variable Account Funds:
ING VP MidCap Opportunities Portfolio - Class R*	Oppenheimer Aggressive Growth Fund/VA**
ING VP SmallCap Opportunities Portfolio - Class R*	Oppenheimer Developing Markets Fund/VA*
Janus Aspen Series:	Oppenheimer Global Securities Fund/VA
Janus Aspen Series Aggressive Growth Portfolio	Oppenheimer Main Street Growth & Income Fund/VA**
- Institutional Shares	Oppenheimer Strategic Bond Fund/VA
Janus Aspen Series Balanced Portfolio	Pax World Balanced Fund*
- Institutional Shares	Pioneer Variable Contracts:
Janus Aspen Series Capital Appreciation Portfolio	Pioneer Equity Income VCT Portfolio - Class I*
- Service Shares*	Pioneer Fund VCT Portfolio - Class I*
Janus Aspen Series Flexible Income Portfolio	Pioneer Mid Cap Value VCT Portfolio - Class I*
- Institutional Shares
Janus Aspen Series Growth Portfolio
- Institutional Shares

* Investment Division added in 2001.
** Investment Division added in 2002.

  ING GET Fund Series C reached the end of its offering period and closed on December 16, 2001. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

S-42

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

1. Organization (continued)

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
AIM V.I. Core Equity	AIM V.I. Growth and Income
AIM V.I. Premier Equity	AIM V.I. Value
ING GET Fund - Series D	Aetna GET Fund, Series D
ING GET Fund - Series E	Aetna GET Fund, Series E
ING GET Fund - Series G	Aetna GET Fund, Series G
ING GET Fund - Series H	Aetna GET Fund, Series H
ING GET Fund - Series I	Aetna GET Fund, Series I
ING GET Fund - Series J	Aetna GET Fund, Series J
ING GET Fund - Series K	Aetna GET Fund, Series K
ING GET Fund - Series L	Aetna GET Fund, Series L
ING GET Fund - Series Q	Aetna GET Fund, Series Q
ING VP Balanced	Aetna Balanced VP, Inc.
ING VP Bond	Aetna Bond VP
ING VP Emerging Markets	Pilgrim Emerging Markets
ING VP Money Market	Aetna Money Market VP
ING VP Natural Resources	Pilgrim Natural Resources
ING VP Strategic Allocation Balanced	Aetna Crossroads VP
ING VP Strategic Allocation Growth	Aetna Ascent VP
ING VP Strategic Allocation Income	Aetna Legacy VP
ING JPMorgan Fleming International	PPI Scudder International Growth
ING MFS Capital Opportunities	PPI MFS Capital Opportunities
ING MFS Research	PPI MFS Research
ING Salomon Brothers Aggressive Growth	PPI MFS Emerging Equities
ING T. Rowe Price Growth Equity	PPI T. Rowe Price Growth Equity
ING VP Growth and Income	Aetna Growth and Income VP
ING VP Growth	Aetna Growth VP
ING VP Index Plus LargeCap	Aetna Index Plus LargeCap VP
ING VP Index Plus MidCap	Aetna Index Plus MidCap VP
ING VP Index Plus SmallCap	Aetna Index Plus SmallCap VP
ING VP International Equity	Aetna International VP
ING VP Small Company	Aetna Small Company VP
ING VP Technology	Aetna Technology VP
ING VP Value Opportunity	Aetna Value Opportunity VP
ING VP Growth Opportunities	Pilgrim Growth Opportunities
ING VP International Value	Pilgrim International Value
ING VP MidCap Opportunities	Pilgrim MidCap Opportunities
ING VP SmallCap Opportunities	Pilgrim SmallCap Opportunities

S-43

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

S-44

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

3. Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

  ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

Administrative Charges

A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

Contract Maintenance Charges

For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

  For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

  For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

S-45
ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)
4. Related Party Transactions

  During the year ended December 31, 2002, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Generations Portfolio, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.90% of the average net assets of each respective Fund of the Trust.

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2002		2001
	Purchases	Sales	Purchases	Sales
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	4,304,518	3,212,380	6,795,876	2,964,662
AIM V.I. Core Equity	4,639,440	7,234,987	12,861,882	5,048,798
AIM V.I. Growth	4,031,977	3,077,841	6,479,103	3,261,877
AIM V.I. Premier Equity	5,382,085	4,491,593	10,659,285	3,532,672
American Century® Income & Growth	1,592,525	842,674	900,988	239,461
Calvert Social Balanced	5,052,511	5,017,679	7,975,257	5,199,701
Chapman DEM® Equity	1,890,542	1,886,444	855,427	746,638
Evergreen Special Values	8,955,432	2,195,369	4,895,178	981,601
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income	62,847,527	17,195,608	76,739,650	11,539,661
Fidelity® VIP Growth	35,079,895	22,830,449	71,295,121	20,864,722
Fidelity® VIP High Income	10,446,606	9,408,781	4,855,135	3,922,491
Fidelity® VIP Overseas	281,454,988	280,916,013	22,139,399	19,615,521
Fidelity® Variable Insurance Products II:
Fidelity® VIP II Asset ManagerSM	2,131,712	2,720,495	3,217,296	3,080,303
Fidelity® VIP II Contrafund®	65,464,829	17,163,216	43,503,093	23,332,252
Fidelity® VIP II Index 500	12,609,912	12,891,287	29,332,205	23,760,455
Franklin Templeton Variable Insurance Products:
Franklin Small Cap Value Securities	11,105,799	1,679,918	117,530	907
ING GET Fund:
ING GET Fund - Series C	-	-	9,017,003	117,167,336
ING GET Fund - Series D	11,539,155	56,297,539	8,511,607	52,874,052
ING GET Fund - Series E	5,419,715	19,105,445	2,721,893	16,111,808
ING GET Fund - Series G	1,766,927	6,054,764	467,334	5,072,065

S-46

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

5. Purchases and Sales of Investment Securities (continued)
	Year ended December 31
	2002		2001
	Purchases	Sales	Purchases	Sales
ING GET Fund (continued):
ING GET Fund - Series H	1,130,381	3,899,605	329,805	3,720,840
ING GET Fund - Series I	44,504	126,673	3,175	125,829
ING GET Fund - Series J	13,444	8,956	2,630	82,583
ING GET Fund - Series K	59,140	346,098	2,211	561,715
ING GET Fund - Series L	643	148,075	1,582,138	269,903
ING GET Fund - Series Q	1,721,717	347,736	3,702,833	62,851
ING GET Fund - Series S	47,018,416	713,121	-	-
ING VP Balanced	17,169,378	102,630,068	57,920,804	80,301,514
ING VP Bond	84,342,033	53,732,469	139,555,876	37,890,365
ING VP Emerging Markets	47,682,941	47,804,675	21,549,670	20,603,841
ING VP Money Market	1,389,100,243	1,386,608,222	1,004,633,421	947,455,413
ING VP Natural Resources	4,360,249	4,778,230	7,513,036	8,563,951
ING Generations Portfolio, Inc.:
ING VP Strategic Allocation Balanced	4,619,714	7,022,377	6,028,535	5,614,028
ING VP Strategic Allocation Growth	5,098,351	5,762,667	5,671,221	5,676,614
ING VP Strategic Allocation Income	5,481,648	8,179,025	7,056,057	6,481,676
ING Partners, Inc.:
ING Alger Aggressive Growth - Initial Class	2	-	-	-
ING Alger Aggressive Growth - Service Class	1,107,671	129,817	-	-
ING Alger Growth	286,061	13,892	-	-
ING American Century Small Cap Value	3,070,006	1,085,989	-	-
ING Baron Small Cap Growth	4,071,892	754,026	-	-
ING DSI Enhanced Index	188,034	54,882	-	-
ING Goldman Sachs® Capital Growth	496,888	131,993	-	-
ING JPMorgan Fleming International	877,751,717	896,771,912	756,661,473	732,508,626
ING JPMorgan Mid Cap Value	1,323,013	286,396	-	-
ING MFS Capital Opportunities	7,580,696	31,351,698	72,588,500	25,865,721
ING MFS Global Growth	525,151	311,858	-	-
ING MFS Research	3,898,242	19,903,826	48,509,890	20,710,153
ING OpCap Balanced Value	620,447	119,754	-	-
ING PIMCO Total Return	17,097,818	1,051,551	-	-
ING Salomon Brothers Aggressive Growth	10,302,360	35,081,311	43,069,920	33,552,038
ING Salomon Brothers Capital	444,832	188,032	-	-
ING Salomon Brothers Investors Value	725,794	57,937	-	-
ING T. Rowe Price Growth Equity	17,849,790	17,806,479	57,122,732	15,920,750
ING UBS Tactical Asset Allocation	740,247	249,517	-	-
ING Van Kampen Comstock	8,600,654	36,373	-	-
ING Variable Funds:
ING VP Growth and Income	28,884,699	470,112,123	60,724,970	532,074,722
ING Variable Portfolios, Inc.:
ING VP Growth	7,859,023	18,431,584	28,204,755	15,612,423
ING VP Index Plus LargeCap	56,456,476	31,239,514	107,331,174	48,269,850
ING VP Index Plus MidCap	88,753,961	10,677,275	62,488,932	25,007,221
ING VP Index Plus SmallCap	47,752,453	11,942,676	37,514,370	21,110,252
S-47
ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

5. Purchases and Sales of Investment Securities (continued)
	Year ended December 31
	2002		2001
	Purchases	Sales	Purchases	Sales
ING Variable Portfolios, Inc. (continued):
ING VP International Equity	25,699,487	25,622,350	25,392,340	24,243,846
ING VP Small Company	115,600,550	98,843,130	94,723,814	66,296,076
ING VP Technology	32,390,049	25,195,404	24,854,806	10,278,841
ING VP Value Opportunity	45,668,666	9,781,845	80,279,867	10,972,471
ING Variable Products:
ING VP Growth Opportunities	261,723	76,864	9,527	-
ING VP International Value	15,013,347	2,169,216	1,512,631	74
ING VP MagnaCap	612,295	7,430	-	-
ING VP MidCap Opportunities	737,381	240,733	39,577	9,757
ING VP SmallCap Opportunities	3,521,403	468,831	57,192	733
Janus Aspen Series:
Janus Aspen Series Aggressive Growth	35,945,180	81,054,103	93,210,358	98,308,301
Janus Aspen Series Balanced	65,771,299	17,685,595	75,710,579	9,851,626
Janus Aspen Series Capital Appreciation	2,131,490	443,495	836,063	258,365
Janus Aspen Series Flexible Income	48,620,532	16,738,373	30,917,598	11,463,661
Janus Aspen Series Growth	12,204,989	40,153,496	35,972,694	38,805,761
Janus Aspen Series Worldwide Growth	39,361,990	112,523,353	70,440,681	125,535,379
Janus Twenty	179,007	168,468	752,599	79,762
Lord Abbett Funds:
Lord Abbett Growth and Income	12,115,872	230,361	1,201,746	167
Lord Abbett Mid-Cap Value - Class A	21,222	6	-	-
Lord Abbett Mid-Cap Value	10,914,116	574,859	280,775	22,801
MFS® Variable Insurance Trust:
MFS® Total Return	23,543,322	2,786,372	17,695,367	1,112,766
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	4,573	827	-	-
Oppenheimer Developing Markets	7,273,312	6,012,152	3,348,385	3,136,389
Oppenheimer Global Securities	70,667,874	10,555,992	68,690,062	18,545,517
Oppenheimer Main Street Growth & Income	36,265	2,871	-	-
Oppenheimer Strategic Bond	13,924,936	7,203,918	8,344,777	4,368,717
Pax World Balanced	684,652	1,149,934	3,028,221	581,039
Pioneer Variable Contracts:
Pioneer Equity Income VCT	4,145,770	244,186	87,635	48
Pioneer Fund VCT	514,421	66,306	8,944	-
Pioneer Mid Cap Value VCT	2,985,262	689,216	98,444	21,459

S-48

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

6. Changes in Units

The changes in units outstanding were as follows:

	Year ended December 31
	2002	2001
	Net Units Issued (Redeemed)	Net Units Issued (Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	169,039	279,755
AIM V.I. Core Equity	(343,354)	895,382
AIM V.I. Growth	189,557	471,683
AIM V.I. Premier Equity	94,922	778,106
American Century® Income & Growth	97,487	61,904
Calvert Social Balanced	(8,328)	114,314
Chapman DEM® Equity	(2,573)	13,414
Evergreen Special Values	502,950	315,601
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income	2,601,117	3,298,395
Fidelity® VIP Growth	1,083,971	1,589,902
Fidelity® VIP High Income	118,575	78,797
Fidelity® VIP Overseas	412,766	73,805
Fidelity® Variable Insurance Products II:
Fidelity® VIP II Asset ManagerSM	(84,867)	(56,065)
Fidelity® VIP II Contrafund®	3,125,242	723,966
Fidelity® VIP II Index 500	(76,688)	232,558
Franklin Templeton Variable Insurance Products:
Franklin Small Cap Value Securities	847,140	12,603
ING GET Fund:
ING GET Fund - Series C	-	(7,988,755)
ING GET Fund - Series D	(5,119,012)	(4,367,855)
ING GET Fund - Series E	(1,630,786)	(1,262,736)
ING GET Fund - Series G	(504,253)	(429,002)
ING GET Fund - Series H	(327,405)	(315,894)
ING GET Fund - Series I	(10,456)	(10,594)
ING GET Fund - Series J	(247)	(7,649)
ING GET Fund - Series K	(31,737)	(53,527)
ING GET Fund - Series L	(13,498)	129,147
ING GET Fund - Series Q	133,484	364,161
ING GET Fund - Series S	4,623,710	-
ING VP Balanced	(4,288,778)	(1,953,479)
ING VP Bond	895,292	5,334,271
ING VP Emerging Markets	11,496	(18,851)
ING VP Money Market	(514,318)	2,665,740
ING VP Natural Resources	(38,669)	(78,864)
ING Generations Portfolio, Inc.:
ING VP Strategic Allocation Balanced	(237,027)	16,883
ING VP Strategic Allocation Growth	(78,417)	16,146
ING VP Strategic Allocation Income	(253,276)	(21,737)

S-49

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

6. Changes in Units (continued)

	Year ended December 31
	2002	2001
	Net Units Issued (Redeemed)	Net Units Issued (Redeemed)
ING Partners, Inc.:
ING Alger Aggressive Growth - Initial Class	-	-
ING Alger Aggressive Growth - Service Class	165,744	-
ING Alger Growth	38,880	-
ING American Century Small Cap Value	226,876	-
ING Baron Small Cap Growth	372,442	-
ING DSI Enhanced Index	19,200	-
ING Goldman Sachs® Capital Growth	42,741	-
ING JPMorgan Fleming International	(721,355)	(665,863)
ING JPMorgan Mid Cap Value	113,165	-
ING MFS Capital Opportunities	1,173,796)	388,827
ING MFS Global Growth	24,287	-
ING MFS Research	(1,288,144)	(560,630)
ING OpCap Balanced Value	59,218	-
ING PIMCO Total Return	1,517,719	-
ING Salomon Brothers Aggressive Growth	(2,326,937)	(352,123)
ING Salomon Brothers Capital	22,856	-
ING Salomon Brothers Investors Value	67,275	-
ING T. Rowe Price Growth Equity	63,416	485,850
ING UBS Tactical Asset Allocation	42,475	-
ING Van Kampen Comstock	982,853	-
ING Variable Portfolios, Inc.:
ING VP Growth and Income	(790,096)	(147,740)
ING VP Growth	(22,806,058)	(16,264,367)
ING VP Index Plus LargeCap	1,834,250	2,605,179
ING VP Index Plus MidCap	5,293,258	2,366,325
ING VP Index Plus SmallCap	3,221,273	1,476,422
ING VP International Equity	46,227	58,378
ING VP Small Company	1,138,936	1,661,579
ING VP Technology	1,759,349	2,883,095
ING VP Value Opportunity	2,310,707	3,792,099
ING Variable Products:
ING VP Growth Opportunities	25,196	1,069
ING VP International Value	1,442,929	160,088
ING VP MagnaCap	79,533	-
ING VP MidCap Opportunities	62,747	3,124
ING VP SmallCap Opportunities	439,781	6,624
Janus Aspen Series:
Janus Aspen Series Aggressive Growth	(2,767,545)	834,490
Janus Aspen Series Balanced	2,716,798	3,452,544
Janus Aspen Series Capital Appreciation	254,156	71,782
Janus Aspen Series Flexible Income	1,849,774	1,180,756
Janus Aspen Series Growth	(1,714,452,627)	143,579
Janus Aspen Series Worldwide Growth	(4,136,407)	(1,867,834)
Janus Twenty	2,274	96,442

S-50

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

6. Changes in Units (continued)
	Year ended December 31
	2002	2001
	Net Units Issued (Redeemed)	Net Units Issued (Redeemed)
Lord Abbett Funds:
Lord Abbett Growth and Income	1,418,813	126,354
Lord Abbett Mid-Cap Value - Class A	2,255	-
Lord Abbett Mid-Cap Value	1,184,575	28,359
MFS® Variable Insurance Trust:
MFS® Total Return	1,699,997	1,347,959
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	-	-
Oppenheimer Developing Markets	120,880	24,368
Oppenheimer Global Securities	4,562,324	3,026,285
Oppenheimer Main Street Growth & Income	-	-
Oppenheimer Strategic Bond	550,284	338,338
Pax World Balanced	(58,236)	253,700
Pioneer Variable Contracts:
Pioneer Equity Income VCT	462,635	9,195
Pioneer Fund VCT	56,238	948
Pioneer Mid Cap Value VCT	236,696	8,121
S-51
ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)
7. Unit Summary
Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation
Contracts in accumulation period:
Qualified V	612.900	$6.81	$ 4,174
Qualified VI	1,036,027.359	6.85	7,096,787
Qualified VIII	1,468.535	6.85	10,059
Qualified X (1.15)	6,526.451	6.87	44,837
Qualified X (1.25)	89,448.182	6.85	612,720
Qualified XI	51,047.137	7.00	357,330
Qualified XII (0.05)	21,947.586	6.97	152,975
Qualified XII (0.25)	21,530.333	7.11	153,081
Qualified XII (0.35)	14,806.971	7.08	104,833
Qualified XII (0.45)	2,094.730	7.05	14,768
Qualified XII (0.55)	13,895.023	7.03	97,682
Qualified XII (0.60)	11,934.448	7.02	83,780
Qualified XII (0.65)	3,965.887	7.00	27,761
Qualified XII (0.70)	25,008.115	6.99	174,807
Qualified XII (0.75)	20,470.392	6.98	142,883
Qualified XII (0.80)	147,121.085	6.96	1,023,963
Qualified XII (0.85)	88,509.326	6.95	615,140
Qualified XII (0.90)	4,261.560	6.94	29,575
Qualified XII (0.95)	78,025.725	6.92	539,938
Qualified XII (1.00)	204,565.089	6.91	1,413,545
Qualified XII (1.05)	13,022.636	6.90	89,856
Qualified XII (1.10)	17,763.655	6.89	122,392
Qualified XII (1.15)	3,372.566	6.87	23,170
Qualified XII (1.20)	15,354.322	6.86	105,331
Qualified XII (1.25)	15,395.886	6.85	105,462
Qualified XII (1.30)	1,967.478	6.84	13,458
Qualified XII (1.35)	1,290.293	6.82	8,800
Qualified XII (1.40)	14,842.001	6.81	101,074
Qualified XII (1.50)	4,963.393	6.79	33,701
Qualified XV	12,672.514	6.91	87,567
Qualified XVI	20,847.760	6.79	141,556
Qualified XVII	714.857	6.85	4,897
Qualified XVIII	2,271.815	6.85	15,562
Qualified XXI	8,626.077	6.94	59,865
Qualified XXII	54,247.825	6.96	377,565
Qualified XXIV	59,702.585	6.93	413,739
Qualified XXV	16,769.882	6.93	116,215
Qualified XXVI	4,711.047	6.90	32,506
Qualified XXVII	175,778.520	4.26	748,816
	2,287,581.946		$15,302,170

AIM V.I. Core Equity
Contracts in accumulation period:
Qualified V	149.730	$6.24	$ 934
Qualified VI	2,594,514.088	6.28	16,293,548
Qualified VIII	881.008	6.28	5,533
Qualified X (1.15)	20,311.624	6.30	127,963
Qualified X (1.25)	209,050.546	6.28	1,312,837
Qualified XI	61,558.808	6.42	395,208
Qualified XII (0.05)	22,579.136	6.39	144,281
S-52
ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)
7. Unit Summary (continued)
Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Core Equity (continued)
Qualified XII (0.15)	166.208	$6.54	$ 1,087
Qualified XII (0.25)	55,614.511	6.52	362,607
Qualified XII (0.35)	18,926.587	6.49	122,834
Qualified XII (0.45)	10,291.296	6.47	66,585
Qualified XII (0.55)	53,745.420	6.45	346,658
Qualified XII (0.60)	70,526.690	6.43	453,487
Qualified XII (0.65)	3,726.799	6.42	23,926
Qualified XII (0.70)	42,490.221	6.41	272,362
Qualified XII (0.75)	52,556.708	6.40	336,363
Qualified XII (0.80)	430,052.603	6.39	2,748,036
Qualified XII (0.85)	140,721.099	6.37	896,393
Qualified XII (0.90)	3,976.420	6.36	25,290
Qualified XII (0.95)	136,853.281	6.35	869,018
Qualified XII (1.00)	866,972.084	6.34	5,496,603
Qualified XII (1.05)	71,917.531	6.33	455,238
Qualified XII (1.10)	41,825.030	6.32	264,334
Qualified XII (1.15)	13,776.114	6.30	86,790
Qualified XII (1.20)	43,799.720	6.29	275,500
Qualified XII (1.25)	29,057.425	6.28	182,481
Qualified XII (1.30)	12,359.206	6.27	77,492
Qualified XII (1.35)	1,872.029	6.26	11,719
Qualified XII (1.40)	24,025.850	6.25	150,162
Qualified XII (1.50)	4,300.801	6.22	26,751
Qualified XV	5,553.540	6.33	35,154
Qualified XVI	36,100.136	6.22	224,543
Qualified XVII	6,972.794	6.28	43,789
Qualified XVIII	7,187.475	6.28	45,137
Qualified XXI	3,866.362	6.37	24,629
Qualified XXII	23,377.752	6.38	149,150
Qualified XXIV	40,517.669	6.36	257,692
Qualified XXV	17,351.496	6.35	110,182
Qualified XXVI	20,464.034	6.33	129,537
Qualified XXVII	375,190.948	5.00	1,875,955
	5,575,180.779		$34,727,788

AIM V.I. Growth
Contracts in accumulation period:
Qualified V	771.666	$4.19	$3,233
Qualified VI	1,261,471.015	4.22	5,323,408
Qualified X (1.15)	1,135.734	4.23	4,804
Qualified X (1.25)	123,347.061	4.22	520,525
Qualified XII (0.05)	5,923.449	4.31	25,530
Qualified XII (0.25)	25,870.915	4.38	113,315
Qualified XII (0.35)	10,393.177	4.36	45,314
Qualified XII (0.45)	663.111	4.34	2,878
Qualified XII (0.55)	19,025.550	4.33	82,381
Qualified XII (0.60)	9,744.416	4.32	42,096
Qualified XII (0.65)	5,188.165	4.31	22,361
Qualified XII (0.70)	30,487.352	4.30	131,096
Qualified XII (0.75)	28,180.796	4.30	121,177
Qualified XII (0.80)	289,869.310	4.29	1,243,539
Qualified XII (0.85)	111,906.026	4.28	478,958
Qualified XII (0.90)	3,913.578	4.27	16,711
Qualified XII (0.95)	86,608.693	4.27	369,819

S-53

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Growth (continued)
Qualified XII (1.00)	254,493.662	$4.26	$ 1,084,143
Qualified XII (1.05)	26,227.548	4.25	111,467
Qualified XII (1.10)	18,425.771	4.24	78,125
Qualified XII (1.15)	5,581.634	4.23	23,610
Qualified XII (1.20)	53,763.972	4.23	227,422
Qualified XII (1.25)	26,595.030	4.22	112,231
Qualified XII (1.30)	385.384	4.21	1,622
Qualified XII (1.35)	1,753.334	4.20	7,364
Qualified XII (1.40)	22,780.089	4.19	95,449
Qualified XII (1.50)	2,014.294	4.18	8,420
Qualified XV	5,235.108	4.27	22,354
Qualified XVI	38,466.417	4.18	160,790
Qualified XVII	8,211.845	4.22	34,654
Qualified XVIII	2,346.464	4.22	9,902
Qualified XXI	7,442.199	4.29	31,927
Qualified XXII	27,805.030	4.30	119,562
Qualified XXIV	39,203.723	4.27	167,400
Qualified XXV	11,393.743	4.27	48,651
Qualified XXVI	11,474.627	4.25	48,767
Qualified XXVII	144,332.703	3.20	461,865
	2,722,432.591		$11,402,870

AIM V.I. Premier Equity
Currently payable annuity contracts			$ 3,634
Contracts in accumulation period:
Qualified III	165.974	$5.91	981
Qualified V	148.357	5.73	850
Qualified VI	1,084,132.465	5.77	6,255,444
Qualified VIII	4.600	5.77	27
Qualified X (1.15)	8,616.152	5.79	49,888
Qualified X (1.25)	114,782.400	5.77	662,294
Qualified XII (0.05)	17,078.898	5.87	100,253
Qualified XII (0.25)	12,125.567	5.99	72,632
Qualified XII (0.35)	10,078.897	5.96	60,070
Qualified XII (0.45)	122,965.840	5.94	730,417
Qualified XII (0.55)	32,093.644	5.92	189,994
Qualified XII (0.60)	16,329.756	5.91	96,509
Qualified XII (0.65)	4,055.191	5.90	23,926
Qualified XII (0.70)	108,609.139	5.89	639,708
Qualified XII (0.75)	24,186.765	5.88	142,218
Qualified XII (0.80)	257,178.331	5.86	1,507,065
Qualified XII (0.85)	63,998.032	5.85	374,388
Qualified XII (0.90)	8,538.986	5.84	49,868
Qualified XII (0.95)	135,402.320	5.83	789,396
Qualified XII (1.00)	255,105.916	5.82	1,484,716
Qualified XII (1.05)	23,466.252	5.81	136,339
Qualified XII (1.10)	23,333.732	5.80	135,336
Qualified XII (1.15)	9,443.314	5.79	54,677
Qualified XII (1.20)	26,885.243	5.78	155,397
Qualified XII (1.25)	27,360.454	5.77	157,870
Qualified XII (1.30)	1,542.670	5.76	8,886
Qualified XII (1.35)	6,782.730	5.75	39,001
Qualified XII (1.40)	10,687.296	5.74	61,345
Qualified XII (1.50)	2,096.471	5.71	11,971

S-54

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Premier Equity (continued)
Qualified XV	8,658.746	$5.81	$ 50,307
Qualified XVI	22,963.072	5.71	131,119
Qualified XVII	22,827.240	5.77	131,713
Qualified XVIII	3,205.283	5.77	18,494
Qualified XXI	3,361.597	5.85	19,665
Qualified XXII	29,269.710	5.86	171,521
Qualified XXIV	73,360.355	5.84	428,424
Qualified XXV	7,550.679	5.83	44,020
Qualified XXVI	1,801.282	5.81	10,465
Qualified XXVII	196,314.096	4.97	975,681
	2,776,507.452		$15,976,509

American Century® Income & Growth
Contracts in accumulation period:
Qualified XII (1.10)	2,226.313	$21.67	$ 48,244
Qualified XXVII	157,164.397	7.02	1,103,294
	159,390.710		$1,151,538

Calvert Social Balanced
Contracts in accumulation period:
Qualified III	18,579.235	$22.98	$ 426,951
Qualified V	2,609.314	17.56	45,820
Qualified VI	889,478.074	17.32	15,405,760
Qualified VIII	5,424.297	15.73	85,324
Qualified X (1.15)	628.031	8.92	5,602
Qualified X (1.25)	41,035.632	8.88	364,396
Qualified XI	69,812.020	17.87	1,247,541
Qualified XII (0.05)	168.276	17.80	2,995
Qualified XII (0.25)	79,896.638	9.44	754,224
Qualified XII (0.35)	79,910.094	9.40	751,155
Qualified XII (0.45)	86,064.561	9.35	804,704
Qualified XII (0.55)	10,774.319	9.31	100,309
Qualified XII (0.60)	10,571.500	9.29	98,209
Qualified XII (0.65)	6,110.691	9.27	56,646
Qualified XII (0.70)	32,527.032	9.25	300,875
Qualified XII (0.75)	80,765.720	9.22	744,660
Qualified XII (0.80)	185,196.823	9.69	1,794,557
Qualified XII (0.85)	201,167.714	12.89	2,593,052
Qualified XII (0.90)	6,989.034	9.57	66,885
Qualified XII (0.95)	77,039.334	12.80	986,103
Qualified XII (1.00)	322,871.897	12.76	4,119,845
Qualified XII (1.05)	27,892.352	12.72	354,791
Qualified XII (1.10)	46,211.894	12.68	585,967
Qualified XII (1.15)	8,800.057	12.64	111,233
Qualified XII (1.20)	12,325.797	12.59	155,182
Qualified XII (1.25)	8,570.644	12.55	107,562
Qualified XII (1.30)	2,163.454	12.51	27,065
Qualified XII (1.35)	1,648.598	12.47	20,558
Qualified XII (1.40)	9,985.476	12.43	124,119
Qualified XII (1.50)	1,029.377	12.35	12,713
Qualified XV	3,346.472	17.64	59,032
Qualified XVI	30,376.665	17.07	518,530
Qualified XVII	792.376	17.32	13,724
Qualified XVIII	9,404.262	8.88	83,510

S-55

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Calvert Social Balanced (continued)
Qualified XXI	2,632.051	$17.73	$ 46,666
Qualified XXII	2,558.379	17.80	45,539
Qualified XXIV	22,235.542	12.80	284,615
Qualified XXV	5,368.452	17.51	94,002
Qualified XXVI	11.836	17.45	207
Qualified XXVII	627,714.758	23.11	14,506,488
Qualified XXVIII	80,748.402	23.02	1,858,828
	3,111,437.080		$49,765,944

Chapman DEM® Equity
Contracts in accumulation period:
Qualified XII (0.65)	10.781	$4.22	$ 45
Qualified XXVII	10,829.591	4.68	50,682
	10,840.372		$50,727

Evergreen Special Values
Contracts in accumulation period:
Qualified XII (0.95)	23,311.758	$11.56	$ 269,484
Qualified XXVII	795,239.962	11.44	9,097,545
	818,551.720		$9,367,029

Fidelity® VIP Equity-Income
Contracts in accumulation period:
Qualified III	396.000	$15.83	$ 6,269
Qualified V	24,002.451	14.88	357,156
Qualified VI	5,512,953.326	15.11	83,300,725
Qualified VIII	8,196.799	15.05	123,362
Qualified X (1.15)	138,866.102	19.07	2,648,177
Qualified X (1.25)	919,343.056	18.91	17,384,777
Qualified XI	374,968.485	15.59	5,845,759
Qualified XII (0.05)	26,701.039	15.53	414,667
Qualified XII (0.25)	287,141.255	8.99	2,581,400
Qualified XII (0.35)	73,088.795	8.95	654,145
Qualified XII (0.45)	464,505.615	8.91	4,138,745
Qualified XII (0.55)	125,948.333	8.87	1,117,162
Qualified XII (0.60)	487,673.197	8.85	4,315,908
Qualified XII (0.65)	139,155.085	8.83	1,228,739
Qualified XII (0.70)	208,438.856	8.81	1,836,346
Qualified XII (0.75)	295,153.826	8.79	2,594,402
Qualified XII (0.80)	1,366,754.126	9.56	13,066,169
Qualified XII (0.85)	445,736.529	13.39	5,968,412
Qualified XII (0.90)	29,308.412	9.37	274,620
Qualified XII (0.95)	463,074.582	13.30	6,158,892
Qualified XII (1.00)	1,094,669.306	13.25	14,504,368
Qualified XII (1.05)	129,242.684	13.21	1,707,296
Qualified XII (1.10)	114,751.170	13.17	1,511,273
Qualified XII (1.15)	28,002.469	13.12	367,392
Qualified XII (1.20)	50,746.600	13.08	663,766
Qualified XII (1.25)	45,786.636	13.04	597,058
Qualified XII (1.30)	10,472.348	12.99	136,036
Qualified XII (1.35)	1,835.188	12.95	23,766
Qualified XII (1.40)	41,444.296	12.91	535,046

S-56

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income (continued)
Qualified XII (1.50)	7,109.492	$12.82	$ 91,144
Qualified XV	33,035.414	15.39	508,415
Qualified XVI	150,449.377	14.90	2,241,696
Qualified XVII	20,154.525	15.11	304,535
Qualified XVIII	19,032.015	18.91	359,895
Qualified XXI	32,379.270	15.47	500,907
Qualified XXII	72,842.521	15.53	1,131,244
Qualified XXIV	128,461.679	13.30	1,708,540
Qualified XXV	43,380.581	15.28	662,855
Qualified XXVI	22,002.775	15.23	335,102
Qualified XXVII	1,950,074.601	15.92	31,045,188
Qualified XXVIII	879,705.613	15.85	13,943,334
	16,266,984.429		$226,894,688

Fidelity® VIP Growth
Contracts in accumulation period:
Qualified I	2,093.892	$12.16	$ 25,462
Qualified III	460.508	13.00	5,987
Qualified V	3,206.562	12.84	41,172
Qualified VI	9,741,645.213	12.83	124,985,308
Qualified VIII	9,013.881	12.98	117,000
Qualified X (1.15)	92,562.962	18.00	1,666,133
Qualified X (1.25)	1,200,976.871	17.84	21,425,427
Qualified XI	762,005.866	13.24	10,088,958
Qualified XII (0.05)	39,183.384	13.19	516,829
Qualified XII (0.25)	554,573.622	8.50	4,713,876
Qualified XII (0.35)	118,542.444	8.46	1,002,869
Qualified XII (0.45)	362,534.301	8.42	3,052,539
Qualified XII (0.55)	225,786.736	8.38	1,892,093
Qualified XII (0.60)	505,858.628	8.36	4,228,978
Qualified XII (0.65)	327,266.151	8.34	2,729,400
Qualified XII (0.70)	290,779.599	8.32	2,419,286
Qualified XII (0.75)	599,167.503	8.30	4,973,090
Qualified XII (0.80)	2,481,341.962	9.08	22,530,585
Qualified XII (0.85)	894,056.382	11.95	10,683,974
Qualified XII (0.90)	61,738.835	8.82	544,537
Qualified XII (0.95)	811,548.721	11.87	9,633,083
Qualified XII (1.00)	2,375,320.873	11.83	28,100,046
Qualified XII (1.05)	236,099.171	11.79	2,783,609
Qualified XII (1.10)	125,204.853	11.75	1,471,157
Qualified XII (1.15)	59,387.649	11.71	695,429
Qualified XII (1.20)	154,271.974	11.68	1,801,897
Qualified XII (1.25)	69,330.846	11.64	807,011
Qualified XII (1.30)	15,962.591	11.60	185,166
Qualified XII (1.35)	1,965.804	11.56	22,725
Qualified XII (1.40)	67,276.447	11.52	775,025
Qualified XII (1.50)	13,681.243	11.45	156,650
Qualified XV	61,965.201	13.07	809,885
Qualified XVI	219,550.862	12.65	2,777,318
Qualified XVII	44,287.609	12.83	568,210
Qualified XVIII	62,989.220	17.84	1,123,728
Qualified XXI	92,638.757	13.14	1,217,273
Qualified XXII	96,395.173	13.19	1,271,452
Qualified XXIV	252,527.415	11.87	2,997,500

S-57

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Growth (continued)
Qualified XXV	182,126.988	$12.98	$ 2,364,008
Qualified XXVI	41,677.358	12.93	538,888
	23,257,004.057		$277,743,563

Fidelity® VIP High Income
Currently payable annuity contracts:			$ 79,152
Contracts in accumulation period:
Qualified XXVII	283,022.045	$6.61	1,870,776
Qualified XXVIII	246,125.008	6.58	1,619,503
	529,147.053		$3,569,431
Fidelity® VIP Overseas
Contracts in accumulation period:
Qualified V	364.034	$9.31	$ 3,389
Qualified VI	655,914.497	9.42	6,178,715
Qualified VIII	356.691	9.42	3,360
Qualified X (1.15)	7,753.721	9.79	75,909
Qualified X (1.25)	115,529.897	9.71	1,121,795
Qualified XI	30,107.795	9.72	292,648
Qualified XII (0.05)	4,999.844	9.68	48,398
Qualified XII (0.25)	48,818.577	6.79	331,478
Qualified XII (0.35)	13,383.483	6.76	90,472
Qualified XII (0.45)	26,911.448	6.73	181,114
Qualified XII (0.55)	8,449.814	6.69	56,529
Qualified XII (0.60)	24,366.222	6.68	162,766
Qualified XII (0.65)	28,329.431	6.66	188,674
Qualified XII (0.70)	30,199.267	6.65	200,825
Qualified XII (0.75)	9,159.755	6.63	60,729
Qualified XII (0.80)	55,109.284	7.39	407,258
Qualified XII (0.85)	30,785.428	9.25	284,765
Qualified XII (0.90)	5,004.221	7.37	36,881
Qualified XII (0.95)	29,734.657	9.19	273,261
Qualified XII (1.00)	88,737.496	9.16	812,835
Qualified XII (1.05)	11,310.430	9.13	103,264
Qualified XII (1.10)	14,368.047	9.10	130,749
Qualified XII (1.15)	7,740.086	9.06	70,125
Qualified XII (1.20)	4,489.618	9.03	40,541
Qualified XII (1.25)	11,033.192	9.00	99,299
Qualified XII (1.30)	2,003.240	8.97	17,969
Qualified XII (1.35)	225.788	8.95	2,021
Qualified XII (1.40)	3,641.542	8.92	32,483
Qualified XII (1.50)	928.910	8.86	8,230
Qualified XV	7,288.251	9.59	69,894
Qualified XVI	18,350.671	9.29	170,478
Qualified XVII	1,125.050	9.42	10,598
Qualified XVIII	1,107.736	9.71	10,756

S-58

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Overseas (continued)
Qualified XXI	5,108.902	$9.65	$ 49,301
Qualified XXII	22,198.646	9.69	215,105
Qualified XXIV	29,083.212	9.19	267,275
Qualified XXV	13,839.156	9.53	131,887
Qualified XXVI	1,269.091	9.50	12,056
Qualified XXVII	349,672.384	5.21	1,821,793
	1,718,799.514		$14,075,625

Fidelity® VIP II Asset ManagerSM
Contracts in accumulation period:
Qualified XXVII	1,128,595.662	$14.94	$16,861,219
Qualified XXVIII	92,320.167	14.88	1,373,724
	1,220,915.829		$18,234,943

Fidelity® VIP II Contrafund®
Contracts in accumulation period:
Qualified III	2,568.033	$19.47	$ 50,000
Qualified V	8,738.955	17.12	149,611
Qualified VI	8,483,149.594	17.21	145,995,005
Qualified VIII	6,476.907	17.32	112,180
Qualified X (1.15)	68,981.870	19.48	1,343,767
Qualified X (1.25)	665,549.915	19.34	12,871,735
Qualified XI	261,511.658	17.75	4,641,832
Qualified XII (0.05)	48,769.446	17.69	862,731
Qualified XII (0.15)	106.184	10.55	1,120
Qualified XII (0.25)	428,444.934	10.50	4,498,672
Qualified XII (0.35)	78,442.647	10.45	819,726
Qualified XII (0.45)	762,484.347	10.40	7,929,837
Qualified XII (0.55)	192,813.429	10.35	1,995,619
Qualified XII (0.60)	456,742.593	10.33	4,718,151
Qualified XII (0.65)	270,820.451	10.31	2,792,159
Qualified XII (0.70)	199,144.245	10.28	2,047,203
Qualified XII (0.75)	483,725.390	10.26	4,963,023
Qualified XII (0.80)	1,986,803.257	11.25	22,351,537
Qualified XII (0.85)	366,014.135	15.92	5,826,945
Qualified XII (0.90)	42,178.792	10.94	461,436
Qualified XII (0.95)	639,593.291	15.82	10,118,366
Qualified XII (1.00)	3,146,947.439	15.76	49,595,892
Qualified XII (1.05)	197,284.534	15.71	3,099,340
Qualified XII (1.10)	100,695.350	15.66	1,576,889
Qualified XII (1.15)	58,608.808	15.61	914,883
Qualified XII (1.20)	46,506.125	15.56	723,635
Qualified XII (1.25)	41,895.911	15.50	649,387
Qualified XII (1.30)	4,346.010	15.45	67,146
Qualified XII (1.35)	161.250	15.40	2,483
Qualified XII (1.40)	32,586.251	15.35	500,199
Qualified XII (1.50)	11,481.852	15.25	175,098
Qualified XV	40,913.848	17.52	716,811
Qualified XVI	159,117.579	16.96	2,698,634
Qualified XVII	22,722.530	17.21	391,055
Qualified XVIII	22,773.632	19.34	440,442

S-59

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP II Contrafund® (continued)
Qualified XXI	64,126.054	$ 17.62	$1,129,901
Qualified XXII	150,973.152	17.69	2,670,715
Qualified XXIV	164,570.588	15.82	2,603,507
Qualified XXV	84,274.124	17.40	1,466,370
Qualified XXVI	10,017.793	17.34	173,709
Qualified XXVII	3,283,775.833	19.58	64,296,331
Qualified XXVIII	713,480.722	19.50	13,912,874
	23,810,319.458		$382,355,956

Fidelity® VIP II Index 500
Contracts in accumulation period:
Qualified XXVII	3,848,603.773	$16.90	$65,041,404
Qualified XXVIII	453,165.524	16.83	7,626,776
	4,301,769.297		$72,668,180

Franklin Small Cap Value Securities
Contracts in accumulation period:
Qualified VI	327,493.273	$9.22	$3,019,488
Qualified X (1.15)	2,338.684	9.24	21,609
Qualified X (1.25)	31,988.406	9.22	294,933
Qualified XII (0.55)	14,424.207	9.32	134,434
Qualified XII (0.60)	2,849.502	9.31	26,529
Qualified XII (0.65)	1,748.530	9.30	16,261
Qualified XII (0.70)	5,040.605	9.30	46,878
Qualified XII (0.75)	5,222.523	9.29	48,517
Qualified XII (0.80)	134,705.573	9.28	1,250,068
Qualified XII (0.85)	10,686.615	9.28	99,172
Qualified XII (0.90)	1,119.700	9.27	10,380
Qualified XII (0.95)	39,468.469	9.26	365,478
Qualified XII (1.00)	221,100.929	9.26	2,047,395
Qualified XII (1.05)	4,858.049	9.25	44,937
Qualified XII (1.10)	7,938.686	9.24	73,353
Qualified XII (1.15)	1,511.754	9.24	13,969
Qualified XII (1.20)	1,437.497	9.23	13,268
Qualified XII (1.25)	2,035.966	9.22	18,772
Qualified XII (1.30)	110.586	9.22	1,020
Qualified XII (1.40)	375.672	9.20	3,456
Qualified XII (1.50)	244.004	9.19	2,242
Qualified XV	202.652	9.26	1,877
Qualified XVI	3,026.906	9.19	27,817
Qualified XVIII	7,400.772	9.22	68,235
Qualified XXI	327.632	9.28	3,040
Qualified XXIV	17,423.341	9.27	161,514
Qualified XXV	2,863.151	9.29	26,599
Qualified XXVI	11,799.610	9.27	109,382
	859,743.294		$7,950,623

ING GET Fund - Series D
Contracts in accumulation period:
Qualified III	5,678.329	$10.15	$ 57,635
Qualified VI	8,962,562.281	10.15	90,970,007
Qualified X (1.15)	227,377.338	10.15	2,307,880
Qualified X (1.25)	1,992,972.785	10.15	20,228,674

S-60

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series D (continued)
Qualified XI	1,401,776.498	$10.39	$ 14,564,458
Qualified XII (0.30)	96,179.505	10.38	998,343
Qualified XII (0.50)	69,329.414	10.59	734,198
Qualified XII (0.60)	17,216.930	10.54	181,466
Qualified XII (0.70)	33,061.707	10.50	347,148
Qualified XII (0.80)	22,555.857	10.45	235,709
Qualified XII (0.85)	109,514.384	10.43	1,142,235
Qualified XII (0.90)	8,054.976	10.41	83,852
Qualified XII (0.95)	52,073.978	10.39	541,049
Qualified XII (1.00)	174,808.849	10.37	1,812,768
Qualified XII (1.05)	1,804,454.464	10.34	18,658,059
Qualified XII (1.10)	122,005.830	10.32	1,259,100
Qualified XII (1.20)	291,423.858	10.28	2,995,837
Qualified XII (1.25)	3,825,286.304	10.26	39,247,437
Qualified XII (1.30)	49,931.931	10.24	511,303
Qualified XII (1.35)	10,874.672	10.21	111,030
Qualified XII (1.40)	5,466.201	10.19	55,701
Qualified XII (1.45)	1,747.804	10.17	17,775
Qualified XII (1.50)	7,234.341	10.15	73,429
Qualified XII (1.65)	690.598	10.09	6,968
Qualified XV	46,578.121	10.28	478,823
Qualified XVI	81,786.323	10.04	821,135
Qualified XVII	65,665.192	10.15	666,502
Qualified XVIII	437,656.731	10.15	4,442,216
Qualified XXI	39,890.674	10.34	412,470
Qualified XXII	305,813.175	10.34	3,162,108
Qualified XXIV	42,305.189	10.29	435,320
Qualified XXV	42,504.143	10.30	437,793
Qualified XXVI	14,830.298	10.26	152,159
Qualified XXVII	2,538,234.941	10.21	25,915,379
	22,907,543.621		$234,065,966

ING GET Fund - Series E
Contracts in accumulation period:
Qualified V	489.925	$10.26	$ 5,027
Qualified VI	4,053,045.090	10.32	41,827,425
Qualified X (1.15)	122,449.011	10.24	1,253,878
Qualified X (1.25)	1,085,412.684	10.24	11,114,626
Qualified XI	605,201.248	10.54	6,378,821
Qualified XII (0.30)	85,885.923	10.53	904,379
Qualified XII (0.70)	7,347.413	10.62	78,030
Qualified XII (0.80)	19,234.954	10.58	203,506
Qualified XII (0.85)	68,036.912	10.56	718,470
Qualified XII (0.95)	101,230.135	10.53	1,065,953
Qualified XII (1.00)	46,298.325	10.51	486,595
Qualified XII (1.05)	835,731.915	10.49	8,766,828
Qualified XII (1.10)	28,241.980	10.47	295,694
Qualified XII (1.15)	394.746	10.45	4,125
Qualified XII (1.20)	108,508.577	10.43	1,131,744
Qualified XII (1.25)	1,472,408.435	10.41	15,327,772
Qualified XII (1.30)	14,858.906	10.40	154,533
Qualified XII (1.35)	5,405.147	10.38	56,105
Qualified XII (1.40)	1,902.426	10.36	19,709
Qualified XII (1.50)	6,633.343	10.32	68,456

S-61

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series E (continued)
Qualified XII (1.65)	0.647	$10.27	$ 7
Qualified XII (1.75)	2,973.641	10.23	30,420
Qualified XV	21,701.859	10.43	226,350
Qualified XVI	18,157.972	10.23	185,756
Qualified XVII	87,400.806	10.32	901,976
Qualified XVIII	51,571.632	10.24	528,094
Qualified XXI	14,336.020	10.49	150,385
Qualified XXII	147,037.867	10.49	1,542,427
Qualified XXIV	19,884.999	10.45	207,798
Qualified XXV	106,304.600	10.47	1,113,009
Qualified XXVI	40,919.686	10.44	427,202
Qualified XXVII	892,885.366	10.38	9,268,150
	10,071,892.190		$104,443,250
ING GET Fund - Series G
Contracts in accumulation period:
Qualified VI	1,047,824.976	$10.24	$10,729,728
Qualified X (1.15)	53,401.146	10.17	543,090
Qualified X (1.25)	329,625.531	10.16	3,348,995
Qualified XI	80,104.455	10.44	836,291
Qualified XII (0.30)	4,238.264	10.43	44,205
Qualified XII (0.80)	1,379.677	10.48	14,459
Qualified XII (0.85)	5,463.128	10.46	57,144
Qualified XII (0.90)	359.459	10.45	3,756
Qualified XII (0.95)	8,918.652	10.43	93,022
Qualified XII (1.00)	20,768.548	10.41	216,201
Qualified XII (1.05)	168,753.080	10.39	1,753,345
Qualified XII (1.10)	48,534.107	10.38	503,784
Qualified XII (1.15)	1,860.356	10.36	19,273
Qualified XII (1.20)	33,153.121	10.34	342,803
Qualified XII (1.25)	461,869.195	10.33	4,771,109
Qualified XII (1.30)	4,364.059	10.31	44,993
Qualified XII (1.35)	1,341.290	10.29	13,802
Qualified XII (1.40)	3,655.830	10.27	37,545
Qualified XII (1.45)	29,789.676	10.26	305,642
Qualified XV	18,153.077	10.34	187,703
Qualified XVI	5,334.901	10.16	54,203
Qualified XVII	29,547.778	10.24	302,569
Qualified XVIII	67,491.082	10.16	685,709
Qualified XXI	2,653.538	10.39	27,570
Qualified XXII	12,066.707	10.39	125,373
Qualified XXIV	6,204.074	10.36	64,274
Qualified XXV	8,607.950	10.39	89,437
Qualified XXVI	8,809.930	10.36	91,271
Qualified XXVII	431,924.705	10.30	4,448,824
	2,896,198.292		$29,756,120

ING GET Fund - Series H
Contracts in accumulation period:
Qualified VI	937,754.517	$10.31	$9,668,249
Qualified X (1.15)	59,990.891	10.24	614,307
Qualified X (1.25)	190,425.460	10.23	1,948,052
Qualified XI	87,280.895	10.50	916,449
Qualified XII (0.30)	3,360.343	10.49	35,250

S-62

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series H (continued)
Qualified XII (0.50)	331.013	$10.62	$ 3,515
Qualified XII (0.80)	6,086.049	10.53	64,086
Qualified XII (0.85)	1,991.745	10.51	20,933
Qualified XII (0.90)	1,482.556	10.50	15,567
Qualified XII (0.95)	15,412.738	10.48	161,525
Qualified XII (1.00)	14,401.559	10.46	150,640
Qualified XII (1.05)	270,332.739	10.45	2,824,977
Qualified XII (1.10)	15,975.270	10.43	166,622
Qualified XII (1.20)	13,534.034	10.40	140,754
Qualified XII (1.25)	251,870.497	10.38	2,614,416
Qualified XII (1.30)	1,294.762	10.37	13,427
Qualified XII (1.35)	9,480.837	10.35	98,127
Qualified XII (1.40)	5,908.421	10.34	61,093
Qualified XII (1.45)	1,273.293	10.32	13,140
Qualified XV	7,759.167	10.40	80,695
Qualified XVI	9,559.439	10.23	97,793
Qualified XVII	33,854.112	10.31	349,036
Qualified XVIII	57,003.246	10.23	583,143
Qualified XXI	1,711.012	10.45	17,880
Qualified XXII	24,033.158	10.45	251,147
Qualified XXV	297.267	10.46	3,109
Qualified XXVI	1,931.505	10.42	20,126
Qualified XXVII	226,588.322	10.36	2,347,455
	2,250,924.847		$23,281,513

ING GET Fund - Series I
Contracts in accumulation period:
Qualified X (1.25)	104,216.299	$10.15	$1,057,795
Qualified XVIII	13,060.806	10.15	132,567
	117,277.105		$1,190,362

ING GET Fund - Series J
Contracts in accumulation period:
Qualified X (1.25)	32,417.204	$10.10	$327,414
Qualified XVIII	6,621.595	10.10	66,878
	39,038.799		$394,292

ING GET Fund - Series K
Contracts in accumulation period:
Qualified X (1.25)	35,705.259	$10.17	$ 363,122
Qualified XXVII	164,041.293	10.27	1,684,704
	199,746.552		$2,047,826

ING GET Fund - Series L
Contracts in accumulation period:
Qualified XXVII	117,245.787	$10.12	$1,186,527
	117,245.787		$1,186,527

ING GET Fund - Series Q
Contracts in accumulation period:
Qualified XXVII	497,644.717	$10.11	$5,031,188
	497,644.717		$5,031,188

S-63

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series S
Contracts in accumulation period:
Qualified VI	1,656,246.634	$10.06	$16,661,841
Qualified X (1.15)	38,592.719	10.06	388,243
Qualified X (1.25)	218,765.031	10.06	2,200,776
Qualified XI	572,902.306	10.10	5,786,313
Qualified XII (0.30)	5,449.378	10.09	54,984
Qualified XII (0.50)	80,231.292	10.11	811,138
Qualified XII (0.80)	5,127.664	10.09	51,738
Qualified XII (0.85)	24,429.986	10.09	246,499
Qualified XII (0.95)	18,188.955	10.08	183,345
Qualified XII (1.00)	93,717.077	10.08	944,668
Qualified XII (1.05)	570,758.824	10.07	5,747,541
Qualified XII (1.10)	57,082.550	10.07	574,821
Qualified XII (1.20)	35,073.321	10.07	353,188
Qualified XII (1.25)	650,192.287	10.06	6,540,934
Qualified XII (1.30)	2,506.476	10.06	25,215
Qualified XII (1.35)	10,615.711	10.06	106,794
Qualified XII (1.40)	614.600	10.05	6,177
Qualified XII (1.45)	365.721	10.05	3,675
Qualified XII (1.50)	526.792	10.05	5,294
Qualified XII (1.55)	44.496	10.04	447
Qualified XII (1.65)	13,858.058	10.04	139,135
Qualified XV	6,135.341	10.07	61,783
Qualified XVI	17,907.417	10.04	179,790
Qualified XVII	22,176.340	10.06	223,094
Qualified XVIII	23,171.033	10.06	233,101
Qualified XXI	174.334	10.08	1,757
Qualified XXII	90,447.222	10.09	912,612
Qualified XXIV	5,638.923	10.08	56,840
Qualified XXV	560.135	10.09	5,652
Qualified XXVI	280.439	10.08	2,827
Qualified XXVII	401,929.211	10.07	4,047,427
	4,623,710.273		$46,557,649

ING VP Balanced
Currently payable annuity contracts:			$ 24,462,370
Contracts in accumulation period:
Qualified I	28,567.376	$26.55	758,464
Qualified III	35,680.628	26.33	939,471
Qualified V	5,746.715	19.86	114,130
Qualified VI	13,616,148.388	20.06	273,139,937
Qualified VII	175,628.126	19.35	3,398,404
Qualified VIII	4,016.404	18.61	74,745
Qualified IX	1,908.257	19.09	36,429
Qualified X (1.15)	202,644.102	20.24	4,101,517
Qualified X (1.25)	3,112,040.749	20.06	62,427,537
Qualified XI	586,957.465	20.69	12,144,150
Qualified XII (0.05)	112,979.394	20.61	2,328,505
Qualified XII (0.25)	886,007.508	10.26	9,090,437
Qualified XII (0.35)	341,321.190	10.22	3,488,303
Qualified XII (0.45)	208,793.294	10.17	2,123,428
Qualified XII (0.55)	182,934.849	10.12	1,851,301

S-64

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced (continued)
Qualified XII (0.60)	666,707.634	$10.10	$ 6,733,747
Qualified XII (0.65)	105,474.161	10.08	1,063,180
Qualified XII (0.70)	435,255.513	10.05	4,374,318
Qualified XII (0.75)	402,962.341	10.03	4,041,712
Qualified XII (0.80)	2,637,345.102	10.68	28,166,846
Qualified XII (0.85)	1,340,813.980	14.41	19,321,129
Qualified XII (0.90)	24,613.342	10.45	257,209
Qualified XII (0.95)	485,662.162	14.31	6,949,826
Qualified XII (1.00)	3,100,422.063	14.27	44,243,023
Qualified XII (1.05)	160,253.998	14.22	2,278,812
Qualified XII (1.10)	60,447.240	14.17	856,537
Qualified XII (1.15)	70,352.843	14.13	994,086
Qualified XII (1.20)	87,711.247	14.08	1,234,974
Qualified XII (1.25)	16,259.955	14.03	228,127
Qualified XII (1.30)	468.030	13.99	6,548
Qualified XII (1.35)	519.151	13.94	7,237
Qualified XII (1.40)	22,210.056	13.89	308,498
Qualified XII (1.50)	1,840.575	13.80	25,400
Qualified XV	73,072.951	20.42	1,492,150
Qualified XVI	277,476.599	19.77	5,485,712
Qualified XVII	239,235.565	20.34	4,866,051
Qualified XVIII	367,109.219	20.34	7,467,002
Qualified XIX	14,399.772	26.92	387,642
Qualified XX	55,399.360	26.70	1,479,163
Qualified XXI	88,271.639	20.53	1,812,217
Qualified XXII	89,394.612	20.62	1,843,317
Qualified XXIV	324,475.805	14.31	4,643,249
Qualified XXV	212,956.652	20.35	4,333,668
Qualified XXVI	23,517.472	20.28	476,934
Qualified XXVII	1,335,578.757	26.48	35,366,125
Qualified XXVIII	153,436.146	26.40	4,050,714
Qualified XXIX	1,326.638	26.33	34,930
Qualified XXX	99,850.925	26.20	2,616,094
	32,476,195.950		$597,925,305

ING VP Bond
Currently payable annuity contracts:			$ 6,746,576
Contracts in accumulation period:
Qualified I	11,413.379	$67.84	774,284
Qualified III	10,636.617	66.86	711,164
Qualified V	16,218.491	17.31	280,742
Qualified VI	10,976,889.709	17.24	189,241,579
Qualified VII	133,889.851	15.99	2,140,899
Qualified VIII	10,761.063	15.87	170,778
Qualified IX	2,005.576	16.38	32,851
Qualified X (1.15)	218,587.591	17.40	3,803,424
Qualified X (1.25)	1,668,772.437	17.24	28,769,637
Qualified XI	476,740.805	17.79	8,481,219
Qualified XII (0.05)	20,096.328	17.72	356,107
Qualified XII (0.25)	368,325.874	13.37	4,924,517
Qualified XII (0.35)	150,159.665	13.31	1,998,625
Qualified XII (0.45)	146,053.936	13.25	1,935,215

S-65

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Bond (continued)
Qualified XII (0.55)	112,073.453	$13.19	$ 1,478,249
Qualified XII (0.60)	378,990.457	13.16	4,987,514
Qualified XII (0.65)	215,827.054	13.13	2,833,809
Qualified XII (0.70)	184,031.200	13.10	2,410,809
Qualified XII (0.75)	306,789.013	13.07	4,009,732
Qualified XII (0.80)	1,633,601.434	13.22	21,596,211
Qualified XII (0.85)	921,078.232	15.00	13,816,173
Qualified XII (0.90)	12,078.880	13.18	159,200
Qualified XII (0.95)	526,766.029	14.90	7,848,814
Qualified XII (1.00)	2,737,924.698	14.85	40,658,182
Qualified XII (1.05)	174,257.391	14.80	2,579,009
Qualified XII (1.10)	85,506.945	14.75	1,261,227
Qualified XII (1.15)	63,807.532	14.70	937,971
Qualified XII (1.20)	61,947.176	14.65	907,526
Qualified XII (1.25)	44,357.504	14.60	647,620
Qualified XII (1.30)	8,314.353	14.56	121,057
Qualified XII (1.35)	436.080	14.51	6,328
Qualified XII (1.40)	25,842.305	14.46	373,680
Qualified XII (1.50)	7,602.839	14.36	109,177
Qualified XV	36,087.230	17.56	633,692
Qualified XVI	193,755.163	17.00	3,293,838
Qualified XVII	243,240.171	17.39	4,229,947
Qualified XVIII	465,608.106	17.39	8,096,925
Qualified XIX	2,460.649	68.41	168,333
Qualified XX	14,922.558	67.42	1,006,079
Qualified XXI	25,268.160	17.65	445,983
Qualified XXII	76,124.257	17.72	1,348,922
Qualified XXIV	160,287.792	14.90	2,388,288
Qualified XXV	105,460.959	17.49	1,844,512
Qualified XXVI	23,432.162	17.43	408,423
Qualified XXVII	774,013.087	67.24	52,044,640
Qualified XXVIII	344,126.396	67.02	23,063,351
Qualified XXIX	2,299.993	66.86	153,778
Qualified XXX	29,182.257	66.51	1,940,912
	24,208,052.837		$458,177,528

ING VP Emerging Markets
Contracts in accumulation period:
Qualified XXVII	670,676.292	$5.77	$3,869,802
Qualified XXVIII	200,002.160	5.75	1,150,012
	870,678.452		$5,019,814

ING VP Money Market
Currently payable annuity contracts:			$ 149,144
Contracts in accumulation period:
Qualified I	10,124.742	$49.00	496,112
Qualified III	4,469.117	48.16	215,233
Qualified V	29,343.103	13.79	404,641
Qualified VI	8,751,582.395	13.98	122,347,122
Qualified VII	239,684.072	13.92	3,336,402
Qualified VIII	11,319.623	13.46	152,362
Qualified IX	1,744.137	14.01	24,435

S-66

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market (continued)
Qualified X (1.15)	459,876.815	$14.11	$ 6,488,862
Qualified X (1.25)	1,919,745.105	13.98	26,838,037
Qualified XI	360,682.861	14.42	5,201,047
Qualified XII (0.05)	51,230.576	14.37	736,183
Qualified XII (0.25)	475,250.337	12.06	5,731,519
Qualified XII (0.35)	118,551.250	12.00	1,422,615
Qualified XII (0.45)	132,966.170	11.95	1,588,946
Qualified XII (0.55)	151,211.528	11.89	1,797,905
Qualified XII (0.60)	109,591.256	11.86	1,299,752
Qualified XII (0.65)	360,337.361	11.84	4,266,394
Qualified XII (0.70)	436,909.665	11.81	5,159,903
Qualified XII (0.75)	374,628.269	11.78	4,413,121
Qualified XII (0.80)	2,415,659.282	11.91	28,770,502
Qualified XII (0.85)	644,548.303	12.83	8,269,555
Qualified XII (0.90)	13,539.865	11.82	160,041
Qualified XII (0.95)	598,539.238	12.75	7,631,375
Qualified XII (1.00)	2,493,907.375	12.71	31,697,563
Qualified XII (1.05)	184,652.624	12.67	2,339,549
Qualified XII (1.10)	162,880.678	12.62	2,055,554
Qualified XII (1.15)	82,720.326	12.58	1,040,622
Qualified XII (1.20)	92,375.700	12.54	1,158,391
Qualified XII (1.25)	68,472.602	12.50	855,908
Qualified XII (1.30)	18,596.771	12.46	231,716
Qualified XII (1.35)	5,344.130	12.42	66,374
Qualified XII (1.40)	44,830.783	12.37	554,557
Qualified XII (1.50)	15,705.448	12.29	193,020
Qualified XV	23,654.411	14.23	336,602
Qualified XVI	194,182.129	13.78	2,675,830
Qualified XVII	317,922.235	13.98	4,444,553
Qualified XVIII	616,450.659	13.98	8,617,980
Qualified XIX	2,490.783	49.00	122,048
Qualified XX	60,016.971	48.16	2,890,417
Qualified XXI	52,594.493	14.31	752,627
Qualified XXII	118,165.403	14.37	1,698,037
Qualified XXIV	153,167.800	12.75	1,952,889
Qualified XXV	124,661.443	14.18	1,767,699
Qualified XXVI	38,272.919	14.14	541,179
Qualified XXVII	804,354.435	49.45	39,775,327
Qualified XXVIII	517,956.948	48.49	25,115,732
Qualified XXIX	2,238.033	48.16	107,784
Qualified XXX	19,884.534	47.91	952,668
	23,887,034.703		$368,845,834

ING VP Natural Resources
Contracts in accumulation period:
Qualified III	5,723.999	$12.09	$ 69,203
Qualified V	2,992.019	13.31	39,824
Qualified VI	313,360.780	13.04	4,086,225
Qualified VIII	1,274.435	11.30	14,401
Qualified XI	18,877.291	13.46	254,088
Qualified XII (0.05)	433.536	13.41	5,814

S-67

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Natural Resources (continued)
Qualified XII (0.25)	19,692.336	$8.50	$ 167,385
Qualified XII (0.45)	10,732.855	8.42	90,371
Qualified XII (0.55)	2,826.123	8.38	23,683
Qualified XII (0.60)	12,408.498	8.36	103,735
Qualified XII (0.65)	1,136.712	8.34	9,480
Qualified XII (0.70)	6,683.873	8.32	55,610
Qualified XII (0.75)	14,347.860	8.30	119,087
Qualified XII (0.80)	99,437.851	9.06	900,907
Qualified XII (0.85)	26,533.740	10.36	274,890
Qualified XII (0.90)	1,077.835	9.02	9,722
Qualified XII (0.95)	20,849.800	10.29	214,544
Qualified XII (1.00)	82,891.475	10.26	850,467
Qualified XII (1.05)	4,526.971	10.22	46,266
Qualified XII (1.10)	2,323.647	10.19	23,678
Qualified XII (1.15)	3,016.411	10.16	30,647
Qualified XII (1.20)	3,184.376	10.12	32,226
Qualified XII (1.25)	98.531	10.09	994
Qualified XII (1.40)	111.768	9.99	1,117
Qualified XV	7,492.389	13.28	99,499
Qualified XVI	5,191.242	12.86	66,759
Qualified XVII	718.296	13.04	9,367
Qualified XXI	2,675.921	13.35	35,724
Qualified XXII	2,937.967	13.41	39,398
Qualified XXIV	7,621.215	10.29	78,422
Qualified XXV	1,394.359	13.20	18,406
Qualified XXVI	927.197	13.15	12,193
Qualified XXVII	255,162.490	12.16	3,102,776
Qualified XXVIII	83,305.976	12.12	1,009,668
	1,021,969.774		$11,896,576

ING VP Strategic Allocation Balanced
Currently payable annuity contracts:			$ 51,327
Contracts in accumulation period:
Qualified III	34.558	$13.39	463
Qualified V	1,031.284	13.23	13,644
Qualified VI	1,772,983.849	13.39	23,740,254
Qualified X (1.15)	18,977.123	13.81	262,074
Qualified X (1.25)	220,388.127	13.71	3,021,521
Qualified XI	66,761.585	13.82	922,645
Qualified XII (0.05)	3,348.418	13.76	46,074
Qualified XII (0.25)	79,829.333	9.05	722,455
Qualified XII (0.35)	5,417.450	9.00	48,757
Qualified XII (0.45)	232,497.674	8.96	2,083,179
Qualified XII (0.55)	3,740.605	8.92	33,366
Qualified XII (0.60)	2,505.974	8.90	22,303
Qualified XII (0.65)	100,042.445	8.88	888,377
Qualified XII (0.70)	56,939.723	8.86	504,486
Qualified XII (0.75)	152,277.394	8.84	1,346,132
Qualified XII (0.80)	159,012.474	9.30	1,478,816
Qualified XII (0.85)	100,727.719	12.29	1,237,944
Qualified XII (0.90)	1,351.536	9.14	12,353

S-68

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Balanced (continued)
Qualified XII (0.95)	48,154.106	$12.21	$ 587,962
Qualified XII (1.00)	213,470.857	12.17	2,597,940
Qualified XII (1.05)	79,095.701	12.13	959,431
Qualified XII (1.10)	58,967.192	12.09	712,913
Qualified XII (1.15)	13,408.589	12.05	161,573
Qualified XII (1.20)	338,865.113	12.01	4,069,770
Qualified XII (1.25)	14,719.814	11.97	176,196
Qualified XII (1.30)	5,795.825	11.93	69,144
Qualified XII (1.40)	16,363.118	11.85	193,903
Qualified XII (1.50)	956.555	11.77	11,259
Qualified XV	8,114.256	13.64	110,678
Qualified XVI	32,472.085	13.20	428,632
Qualified XVII	25,171.050	13.66	343,837
Qualified XVIII	5,221.481	13.98	72,996
Qualified XXI	7,208.374	13.71	98,827
Qualified XXII	11,610.805	13.77	159,881
Qualified XXIV	6,580.803	12.21	80,352
Qualified XXV	5,771.735	13.59	78,438
Qualified XXVII	34,761.487	13.47	468,237
Qualified XXVIII	2,087.529	13.43	28,036
	3,906,663.746		$47,846,175

ING VP Strategic Allocation Growth
Contracts in accumulation period:
Qualified III	261.792	$13.09	$ 3,427
Qualified V	1,975.565	12.94	25,564
Qualified VI	2,264,302.165	13.09	29,639,715
Qualified VIII	8.583	13.09	112
Qualified X (1.15)	54,452.672	13.57	738,923
Qualified X (1.25)	281,511.792	13.47	3,791,964
Qualified XI	78,386.989	13.51	1,059,008
Qualified XII (0.05)	6,182.241	13.46	83,213
Qualified XII (0.25)	139,476.977	8.18	1,140,922
Qualified XII (0.35)	6,655.855	8.14	54,179
Qualified XII (0.45)	99,615.708	8.10	806,887
Qualified XII (0.55)	3,616.868	8.06	29,152
Qualified XII (0.60)	6,440.827	8.05	51,849
Qualified XII (0.65)	257,890.433	8.03	2,070,860
Qualified XII (0.70)	44,529.794	8.01	356,684
Qualified XII (0.75)	196,707.952	7.99	1,571,697
Qualified XII (0.80)	224,992.381	8.48	1,907,935
Qualified XII (0.85)	153,004.359	11.82	1,808,512
Qualified XII (0.90)	2,510.678	8.32	20,889
Qualified XII (0.95)	64,757.719	11.74	760,256
Qualified XII (1.00)	476,634.337	11.70	5,576,622
Qualified XII (1.05)	91,472.949	11.66	1,066,575
Qualified XII (1.10)	46,765.872	11.63	543,887
Qualified XII (1.15)	17,409.816	11.59	201,780
Qualified XII (1.20)	44,481.738	11.55	513,764
Qualified XII (1.25)	9,023.836	11.51	103,864
Qualified XII (1.30)	8,197.476	11.47	94,025
Qualified XII (1.35)	9.263	11.43	106

S-69

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Growth (continued)
Qualified XII (1.40)	8,357.037	$11.40	$ 95,270
Qualified XII (1.50)	5,892.227	11.32	66,700
Qualified XV	7,223.156	13.33	96,285
Qualified XVI	39,074.833	12.91	504,456
Qualified XVII	1,085.370	13.35	14,490
Qualified XVIII	5,383.002	13.73	73,909
Qualified XXI	9,347.790	13.41	125,354
Qualified XXII	10,986.280	13.46	147,875
Qualified XXIV	20,534.846	11.74	241,079
Qualified XXV	10,298.073	13.29	136,861
Qualified XXVI	408.926	13.24	5,414
Qualified XXVII	37,872.348	13.17	498,779
Qualified XXVIII	1,320.520	13.13	17,338
	4,739,061.045		$56,046,181

ING VP Strategic Allocation Income
Currently payable annuity contracts:			$139,145
Contracts in accumulation period:
Qualified III	803.048	$14.21	11,411
Qualified V	925.339	14.04	12,992
Qualified VI	973,538.455	14.21	13,833,981
Qualified X (1.15)	48,486.711	14.38	697,239
Qualified X (1.25)	231,298.028	14.27	3,300,623
Qualified XI	40,962.859	14.66	600,516
Qualified XII (0.05)	35,694.180	14.60	521,135
Qualified XII (0.25)	26,978.563	10.47	282,466
Qualified XII (0.35)	6,523.381	10.42	67,974
Qualified XII (0.45)	77,970.736	10.37	808,557
Qualified XII (0.55)	15,974.989	10.32	164,862
Qualified XII (0.60)	5,239.431	10.30	53,966
Qualified XII (0.65)	46,946.672	10.27	482,142
Qualified XII (0.70)	39,382.687	10.25	403,673
Qualified XII (0.75)	41,645.624	10.23	426,035
Qualified XII (0.80)	112,797.095	10.58	1,193,393
Qualified XII (0.85)	73,305.862	13.31	975,701
Qualified XII (0.90)	2,986.698	10.47	31,271
Qualified XII (0.95)	31,711.658	13.22	419,228
Qualified XII (1.00)	274,078.666	13.18	3,612,357
Qualified XII (1.05)	42,974.743	13.13	564,258
Qualified XII (1.10)	28,652.959	13.09	375,067
Qualified XII (1.15)	6,920.661	13.05	90,315
Qualified XII (1.20)	20,360.359	13.00	264,685
Qualified XII (1.25)	9,558.989	12.96	123,884
Qualified XII (1.30)	2,236.087	12.92	28,890
Qualified XII (1.35)	3.209	12.87	41
Qualified XII (1.40)	4,846.121	12.83	62,176
Qualified XII (1.50)	431.108	12.75	5,497
Qualified XV	3,318.577	14.47	48,020
Qualified XVI	18,116.694	14.00	253,634
Qualified XVII	18,001.337	14.49	260,839
Qualified XVIII	30,655.482	14.55	446,037

S-70

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Income (continued)
Qualified XXI	3,078.050	$14.55	$ 44,786
Qualified XXII	6,150.406	14.60	89,796
Qualified XXIV	3,767.431	13.22	49,805
Qualified XXV	5,172.324	14.42	74,585
Qualified XXVI	318.566	14.37	4,578
Qualified XXVII	53,498.336	14.29	764,491
Qualified XXVIII	1,376.886	14.24	19,607
	2,346,689.007		$31,609,658

ING Alger Aggressive Growth Initial Class
Contracts in accumulation period:
Qualified XI	0.218	$9.58	$2
	0.218		$2

ING Alger Aggressive Growth Service Class
Contracts in accumulation period:
Qualified VI	63,009.309	$5.02	$316,307
Qualified VIII	440.616	5.02	2,212
Qualified X (1.15)	2,837.125	7.32	20,768
Qualified X (1.25)	28,365.444	7.17	203,380
Qualified XII (0.60)	13.537	5.06	68
Qualified XII (0.75)	58,241.908	5.05	294,122
Qualified XII (0.80)	8,526.012	5.04	42,971
Qualified XII (0.85)	74.135	5.04	374
Qualified XII (0.90)	14.767	5.04	74
Qualified XII (0.95)	1,545.125	5.03	7,772
Qualified XII (1.00)	1,005.642	5.03	5,058
Qualified XII (1.05)	2.888	5.03	15
Qualified XII (1.10)	1.357	5.03	7
Qualified XII (1.15)	115.718	5.02	581
Qualified XII (1.20)	691.796	5.02	3,473
Qualified XII (1.25)	10.069	5.02	51
Qualified XII (1.40)	75.507	5.01	378
Qualified XVI	139.982	5.00	700
Qualified XXIV	363.449	5.04	1,832
Qualified XXV	255.827	5.05	1,292
Qualified XXVI	14.048	5.04	71
	165,744.261		$901,506

ING Alger Growth
Contracts in accumulation period:
Qualified VI	19,746.926	$6.50	$128,355
Qualified X (1.25)	5,333.025	6.85	36,531
Qualified XII (0.75)	10,843.404	6.53	70,807
Qualified XII (0.80)	158.541	6.53	1,035
Qualified XII (0.85)	101.970	6.53	666
Qualified XII (0.95)	153.513	6.52	1,001
Qualified XII (1.00)	627.969	6.51	4,088

S-71

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING Alger Growth (continued)
Qualified XII (1.05)	401.046	$6.51	$ 2,611
Qualified XII (1.10)	23.198	6.51	151
Qualified XII (1.25)	742.257	6.50	4,825
Qualified XII (1.40)	43.164	6.48	280
Qualified XVI	163.403	6.48	1,059
Qualified XXI	247.248	6.53	1,615
Qualified XXIV	265.896	6.52	1,734
Qualified XXV	28.466	6.53	186
	38,880.026		$254,944

ING American Century Small Cap Value
Contracts in accumulation period:
Qualified VI	163,145.433	$8.08	$1,318,215
Qualified X (1.15)	2,645.169	8.09	21,399
Qualified X (1.25)	19,926.695	8.08	161,008
Qualified XII (0.55)	280.144	8.12	2,275
Qualified XII (0.60)	384.526	8.12	3,122
Qualified XII (0.70)	42.544	8.11	345
Qualified XII (0.80)	12,107.146	8.11	98,189
Qualified XII (0.85)	2,906.852	8.10	23,546
Qualified XII (0.95)	1,360.490	8.10	11,020
Qualified XII (1.00)	16,449.537	8.10	133,241
Qualified XII (1.05)	557.766	8.09	4,512
Qualified XII (1.10)	663.050	8.09	5,364
Qualified XII (1.15)	162.796	8.09	1,317
Qualified XII (1.20)	538.779	8.08	4,353
Qualified XII (1.25)	126.450	8.08	1,022
Qualified XII (1.40)	2,784.178	8.07	22,468
Qualified XV	359.362	8.10	2,911
Qualified XVI	1,575.060	8.07	12,711
Qualified XXI	18.856	8.11	153
Qualified XXIV	581.787	8.10	4,712
Qualified XXV	258.923	8.11	2,100
	226,875.543		$1,833,983
ING Baron Small Cap Growth
Contracts in accumulation period:
Qualified VI	223,644.884	$8.69	$1,943,474
Qualified X (1.15)	2,736.629	8.69	23,781
Qualified X (1.25)	10,875.895	8.69	94,512
Qualified XII (0.55)	236.635	8.73	2,066
Qualified XII (0.70)	1,512.485	8.72	13,189
Qualified XII (0.75)	921.291	8.72	8,034
Qualified XII (0.80)	87,835.912	8.71	765,051
Qualified XII (0.85)	4,914.819	8.71	42,808
Qualified XII (0.90)	10.927	8.71	95
Qualified XII (0.95)	4,065.581	8.70	35,371
Qualified XII (1.00)	24,109.673	8.70	209,754
Qualified XII (1.05)	101.066	8.70	879
Qualified XII (1.10)	121.984	8.69	1,060

S-72

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING Baron Small Cap Growth (continued)
Qualified XII (1.15)	35.313	$8.69	$ 307
Qualified XII (1.20)	226.748	8.69	1,970
Qualified XII (1.25)	179.742	8.69	1,562
Qualified XII (1.35)	1.280	8.68	11
Qualified XII (1.40)	1,266.520	8.68	10,993
Qualified XVI	4,599.073	8.67	39,874
Qualified XXIV	2,214.091	8.71	19,285
Qualified XXV	78.610	8.72	685
Qualified XXVI	2,753.300	8.71	23,981
	372,442.458		$3,238,742

ING DSI Enhanced Index
Contracts in accumulation period:
Qualified VI	10,497.451	$6.20	$ 65,084
Qualified X (1.15)	2,587.497	8.04	20,803
Qualified X (1.25)	1,138.464	7.64	8,698
Qualified XII (0.60)	1,052.326	6.25	6,577
Qualified XII (0.75)	19.003	6.24	119
Qualified XII (0.80)	2,497.597	6.23	15,560
Qualified XII (0.85)	54.364	6.23	339
Qualified XII (0.95)	91.085	6.22	567
Qualified XII (1.00)	470.345	6.22	2,926
Qualified XII (1.10)	100.027	6.21	621
Qualified XII (1.15)	439.142	6.21	2,727
Qualified XII (1.20)	64.385	6.21	400
Qualified XII (1.25)	63.063	6.20	391
Qualified XII (1.35)	15.352	6.20	95
Qualified XII (1.40)	99.916	6.19	618
Qualified XVI	10.027	6.18	62
	19,200.044		$125,587

ING Goldman Sachs® Capital Growth
Contracts in accumulation period:
Qualified VI	13,555.260	$8.26	$111,966
Qualified X (1.15)	3,958.638	8.05	31,867
Qualified X (1.25)	8,567.160	7.59	65,025
Qualified XII (0.60)	779.269	8.32	6,484
Qualified XII (0.70)	5,413.525	8.31	44,986
Qualified XII (0.80)	5,308.830	8.30	44,063
Qualified XII (0.85)	121.662	8.30	1,010
Qualified XII (0.95)	375.818	8.29	3,116
Qualified XII (1.00)	4,044.466	8.28	33,488
Qualified XII (1.10)	15.681	8.28	130
Qualified XII (1.15)	43.404	8.27	359
Qualified XII (1.20)	196.905	8.27	1,628
Qualified XII (1.25)	1.010	8.26	8
Qualified XII (1.40)	67.212	8.25	554
Qualified XVI	8.733	8.24	72
Qualified XXIV	283.097	8.30	2,350
	42,740.670		$347,106

S-73

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Fleming International
Currently payable annuity contracts:			$ 3,540
Contracts in accumulation period:
Qualified III	27,814.880	$15.11	420,283
Qualified V	4,571.159	14.20	64,910
Qualified VI	2,328,539.450	14.49	33,740,537
Qualified VIII	21,899.701	12.20	267,176
Qualified X (1.15)	48,135.581	14.62	703,742
Qualified X (1.25)	300,036.551	14.49	4,347,530
Qualified XI	197,790.588	14.95	2,956,969
Qualified XII (0.05)	36,586.526	14.89	544,773
Qualified XII (0.25)	238,934.921	7.41	1,770,508
Qualified XII (0.35)	160,036.335	7.37	1,179,468
Qualified XII (0.45)	57,454.038	7.34	421,713
Qualified XII (0.55)	49,861.213	7.30	363,987
Qualified XII (0.60)	166,958.199	7.29	1,217,125
Qualified XII (0.65)	26,794.139	7.27	194,793
Qualified XII (0.70)	81,813.517	7.25	593,148
Qualified XII (0.75)	191,465.378	7.24	1,386,209
Qualified XII (0.80)	658,808.819	8.15	5,369,292
Qualified XII (0.85)	405,645.682	10.04	4,072,683
Qualified XII (0.90)	7,662.551	8.11	62,143
Qualified XII (0.95)	248,518.251	9.98	2,480,212
Qualified XII (1.00)	977,300.534	9.94	9,714,367
Qualified XII (1.05)	67,366.342	9.91	667,600
Qualified XII (1.10)	29,311.352	9.88	289,596
Qualified XII (1.15)	19,609.430	9.84	192,957
Qualified XII (1.20)	19,441.070	9.81	190,717
Qualified XII (1.25)	7,122.165	9.78	69,655
Qualified XII (1.30)	504.675	9.75	4,921
Qualified XII (1.35)	341.039	9.71	3,311
Qualified XII (1.40)	5,015.004	9.68	48,545
Qualified XII (1.50)	2,929.477	9.62	28,182
Qualified XV	30,117.852	14.75	444,238
Qualified XVI	44,371.171	14.28	633,620
Qualified XVII	820.251	14.49	11,885
Qualified XVIII	5,858.777	14.49	84,894
Qualified XXI	25,162.815	14.83	373,165
Qualified XXII	47,652.333	14.89	709,543
Qualified XXIV	36,268.861	9.98	361,963
Qualified XXV	12,530.785	14.65	183,576
Qualified XXVI	1,909.541	14.60	27,879
Qualified XXVII	1,878,239.754	15.19	28,530,462
Qualified XXVIII	205,242.056	15.14	3,107,365
	8,676,442.763		$107,839,182

S-74

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value
Contracts in accumulation period:
Qualified VI	63,570.112	$9.17	$582,938
Qualified X (1.15)	2,696.330	9.17	24,725
Qualified X (1.25)	12,060.869	9.17	110,598
Qualified XII (0.60)	18.133	9.21	167
Qualified XII (0.70)	1,321.443	9.20	12,157
Qualified XII (0.75)	575.507	9.20	5,295
Qualified XII (0.80)	378.464	9.20	3,482
Qualified XII (0.85)	1,644.228	9.19	15,110
Qualified XII (0.90)	6.151	9.19	57
Qualified XII (0.95)	3,891.292	9.19	35,761
Qualified XII (1.00)	19,851.360	9.18	182,235
Qualified XII (1.05)	530.910	9.18	4,874
Qualified XII (1.10)	220.364	9.18	2,023
Qualified XII (1.15)	93.841	9.17	861
Qualified XII (1.20)	534.381	9.17	4,900
Qualified XII (1.25)	15.567	9.17	143
Qualified XII (1.40)	56.278	9.16	516
Qualified XII (1.50)	10.104	9.15	92
Qualified XV	104.279	9.19	958
Qualified XVI	91.101	9.15	834
Qualified XVIII	1,170.019	9.18	10,741
Qualified XXI	98.709	9.20	908
Qualified XXIV	246.172	9.19	2,262
Qualified XXV	3,653.900	9.20	33,616
Qualified XXVI	325.387	9.19	2,990
	113,164.901		$1,038,243

ING MFS Capital Opportunities
Currently payable annuity contracts:			$ 229,788
Contracts in accumulation period:
Qualified III	49,978.315	$20.57	1,028,054
Qualified V	8,641.860	16.76	144,838
Qualified VI	2,219,659.014	16.93	37,578,827
Qualified VIII	10,372.352	14.55	150,918
Qualified X (1.15)	40,474.101	7.39	299,104
Qualified X (1.25)	289,373.285	7.36	2,129,787
Qualified XI	254,492.046	17.47	4,445,976
Qualified XII (0.05)	19,254.213	17.40	335,023
Qualified XII (0.25)	105,534.113	7.80	823,166
Qualified XII (0.35)	88,409.423	7.76	686,057
Qualified XII (0.45)	156,205.663	7.73	1,207,470
Qualified XII (0.55)	72,511.644	7.69	557,615
Qualified XII (0.60)	111,920.419	7.67	858,430
Qualified XII (0.65)	22,922.779	7.66	175,588
Qualified XII (0.70)	159,491.623	7.64	1,218,516

S-75

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING MFS Capital Opportunities (continued)
Qualified XII (0.75)	127,394.693	$ 7.62	$ 970,748
Qualified XII (0.80)	602,099.576	8.61	5,184,077
Qualified XII (0.85)	432,856.909	11.19	4,843,669
Qualified XII (0.90)	13,888.557	8.29	115,136
Qualified XII (0.95)	251,886.874	11.12	2,800,982
Qualified XII (1.00)	1,214,496.410	11.08	13,456,620
Qualified XII (1.05)	60,378.343	11.04	666,577
Qualified XII (1.10)	38,125.390	11.01	419,761
Qualified XII (1.15)	30,277.215	10.97	332,141
Qualified XII (1.20)	31,332.255	10.93	342,462
Qualified XII (1.25)	16,370.993	10.90	178,444
Qualified XII (1.30)	2,413.080	10.86	26,206
Qualified XII (1.35)	888.556	10.82	9,614
Qualified XII (1.40)	13,651.311	10.79	147,298
Qualified XII (1.50)	4,711.697	10.72	50,509
Qualified XV	23,555.258	17.24	406,093
Qualified XVI	38,659.697	16.69	645,230
Qualified XVII	2,694.051	16.93	45,610
Qualified XVIII	7,901.734	7.36	58,157
Qualified XXI	20,406.827	17.33	353,650
Qualified XXII	37,092.810	17.40	645,415
Qualified XXIV	46,445.738	11.12	516,477
Qualified XXV	27,813.645	17.12	476,170
Qualified XXVI	4,093.633	17.06	69,837
Qualified XXVII	1,909,557.861	20.69	39,508,752
Qualified XXVIII	243,031.752	20.62	5,011,315
	8,811,265.715		$129,150,107

ING MFS Global Growth
Contracts in accumulation period:
Qualified VI	7,342.345	$8.32	$61,088
Qualified X (1.15)	2,557.781	8.32	21,281
Qualified X (1.25)	1,224.126	8.32	10,185
Qualified XII (0.70)	523.766	8.35	4,373
Qualified XII (0.75)	3.598	8.35	30
Qualified XII (0.80)	196.939	8.34	1,642
Qualified XII (0.85)	541.863	8.34	4,519
Qualified XII (0.90)	28.885	8.34	241
Qualified XII (0.95)	3,841.144	8.34	32,035
Qualified XII (1.00)	1,954.847	8.33	16,284
Qualified XII (1.05)	4.750	8.33	40
Qualified XII (1.15)	4.367	8.32	36
Qualified XII (1.25)	7.154	8.32	60
Qualified XII (1.40)	0.569	8.31	5
Qualified XVI	5,428.486	8.30	45,056
Qualified XXV	626.453	8.35	5,231
	24,287.073		$202,106

S-76

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING MFS Research
Contracts in accumulation period:
Qualified I	602.650	$7.38	$ 4,448
Qualified III	64,674.555	9.73	629,283
Qualified V	20,376.238	11.04	224,954
Qualified VI	4,963,176.203	11.22	55,686,837
Qualified VII	96,833.048	9.49	918,946
Qualified VIII	14,903.135	9.46	140,984
Qualified IX	2,750.622	9.42	25,911
Qualified X (1.15)	32,278.595	11.32	365,394
Qualified X (1.25)	643,894.725	11.22	7,224,499
Qualified XI	304,169.324	11.58	3,522,281
Qualified XII (0.05)	27,983.141	11.53	322,646
Qualified XII (0.25)	295,121.392	7.38	2,177,996
Qualified XII (0.35)	114,691.150	7.35	842,980
Qualified XII (0.45)	106,181.041	7.31	776,183
Qualified XII (0.55)	47,303.816	7.28	344,372
Qualified XII (0.60)	184,641.448	7.26	1,340,497
Qualified XII (0.65)	95,320.323	7.25	691,072
Qualified XII (0.70)	111,296.923	7.23	804,677
Qualified XII (0.75)	139,705.751	7.21	1,007,278
Qualified XII (0.80)	544,610.349	7.97	4,340,544
Qualified XII (0.85)	618,398.897	7.25	4,483,392
Qualified XII (0.90)	14,359.710	7.72	110,857
Qualified XII (0.95)	339,751.190	7.21	2,449,606
Qualified XII (1.00)	1,046,670.855	7.18	7,515,097
Qualified XII (1.05)	52,564.780	7.16	376,364
Qualified XII (1.10)	44,241.554	7.13	315,442
Qualified XII (1.15)	56,187.767	7.11	399,495
Qualified XII (1.20)	48,567.061	7.09	344,340
Qualified XII (1.25)	10,578.181	7.06	74,682
Qualified XII (1.30)	1,313.956	7.04	9,250
Qualified XII (1.35)	340.758	7.02	2,392
Qualified XII (1.40)	7,524.256	6.99	52,595
Qualified XII (1.50)	1,840.190	6.95	12,789
Qualified XV	41,305.462	11.43	472,121
Qualified XVI	108,074.052	11.06	1,195,299
Qualified XVII	90,558.728	11.22	1,016,069
Qualified XVIII	29,318.689	11.22	328,956
Qualified XIX	806.036	7.38	5,949
Qualified XX	4,692.916	9.73	45,662
Qualified XXI	36,409.478	11.49	418,345
Qualified XXII	103,070.979	11.54	1,189,439

S-77

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING MFS Research (continued)
Contracts in accumulation period:
Qualified XXIV	145,709.477	$ 7.21	$ 1,050,565
Qualified XXV	32,917.358	11.35	373,612
Qualified XXVI	16,871.273	11.31	190,814
Qualified XXVII	866,515.262	10.70	9,271,713
Qualified XXVIII	75,266.526	10.67	803,094
Qualified XXIX	3,319.631	9.73	32,300
Qualified XXX	57,861.120	9.68	560,096
	11,665,550.571		$114,492,117

ING OpCap Balanced Value
Contracts in accumulation period:
Qualified VI	18,220.920	$9.63	$175,467
Qualified X (1.15)	672.979	8.35	5,619
Qualified X (1.25)	33,323.131	8.00	266,585
Qualified XII (0.70)	11.727	9.69	114
Qualified XII (0.80)	3.465	9.68	34
Qualified XII (0.85)	64.460	9.67	623
Qualified XII (0.90)	29.146	9.67	282
Qualified XII (0.95)	235.256	9.66	2,273
Qualified XII (1.00)	6,240.085	9.66	60,279
Qualified XII (1.10)	2.664	9.64	26
Qualified XII (1.20)	50.312	9.63	485
Qualified XII (1.25)	160.378	9.63	1,544
Qualified XII (1.40)	106.237	9.61	1,021
Qualified XII (1.50)	39.893	9.60	383
Qualified XV	26.214	9.66	253
Qualified XXI	1.816	9.68	18
Qualified XXV	29.604	9.68	287
	59,218.287		$515,293

ING PIMCO Total Return
Contracts in accumulation period:
Qualified VI	912,687.594	$10.72	$9,784,011
Qualified VIII	344.415	10.71	3,689
Qualified X (1.25)	116,419.688	10.72	1,248,019
Qualified XII (0.55)	9,002.016	10.77	96,952
Qualified XII (0.60)	15,366.765	10.76	165,346
Qualified XII (0.70)	3,621.610	10.76	38,969
Qualified XII (0.75)	47,380.334	10.75	509,339
Qualified XII (0.80)	73,057.683	10.75	785,370
Qualified XII (0.85)	16,333.733	10.74	175,424
Qualified XII (0.90)	423.141	10.74	4,545
Qualified XII (0.95)	64,232.064	10.74	689,852
Qualified XII (1.00)	190,941.883	10.73	2,048,806
Qualified XII (1.05)	10,891.991	10.73	116,871
Qualified XII (1.10)	4,886.869	10.73	52,436
Qualified XII (1.15)	1,260.972	10.72	13,518
Qualified XII (1.20)	3,469.936	10.72	37,198
Qualified XII (1.25)	4,225.825	10.72	45,301
Qualified XII (1.30)	639.346	10.71	6,847
Qualified XII (1.40)	2,705.976	10.70	28,954
Qualified XII (1.50)	854.512	10.70	9,143
Qualified XV	1,480.643	10.74	15,902

S-78

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return (continued)
Qualified XVI	11,497.877	$10.70	$ 123,027
Qualified XVII	1,114.207	10.72	11,944
Qualified XVIII	698.161	10.73	7,491
Qualified XXI	80.474	10.75	865
Qualified XXIV	2,298.596	10.74	24,687
Qualified XXV	6,637.344	10.75	71,351
Qualified XXVI	15,164.948	10.74	162,872
	1,517,718.603		$16,278,729

ING Salomon Brothers Aggressive Growth
Currently payable annuity contracts:			$ 63,009
Contracts in accumulation period:
Qualified III	97,563.011	$9.53	929,775
Qualified V	10,115.059	9.36	94,677
Qualified VI	7,376,606.754	9.45	69,708,934
Qualified VIII	13,880.029	9.90	137,412
Qualified X (1.15)	72,099.856	9.54	687,833
Qualified X (1.25)	937,116.286	9.45	8,855,749
Qualified XI	652,615.101	9.75	6,362,997
Qualified XII (0.05)	116,293.907	9.72	1,130,377
Qualified XII (0.25)	501,187.640	5.67	2,841,734
Qualified XII (0.35)	264,144.797	5.64	1,489,777
Qualified XII (0.45)	371,887.772	5.62	2,090,009
Qualified XII (0.55)	82,818.949	5.59	462,958
Qualified XII (0.60)	408,520.144	5.58	2,279,542
Qualified XII (0.65)	116,847.144	5.57	650,839
Qualified XII (0.70)	210,945.929	5.55	1,170,750
Qualified XII (0.75)	475,521.924	5.54	2,634,391
Qualified XII (0.80)	2,163,820.038	5.96	12,896,367
Qualified XII (0.85)	852,174.500	6.43	5,479,482
Qualified XII (0.90)	36,616.445	5.75	210,545
Qualified XII (0.95)	600,761.833	6.39	3,838,868
Qualified XII (1.00)	2,780,749.194	6.37	17,713,372
Qualified XII (1.05)	219,160.524	6.35	1,391,669
Qualified XII (1.10)	72,341.902	6.33	457,924
Qualified XII (1.15)	82,668.170	6.31	521,636
Qualified XII (1.20)	111,123.146	6.28	697,853
Qualified XII (1.25)	48,155.068	6.26	301,451
Qualified XII (1.30)	1,041.647	6.24	6,500
Qualified XII (1.40)	23,925.987	6.20	148,341
Qualified XII (1.50)	8,557.585	6.16	52,715
Qualified XV	60,763.797	9.63	585,155
Qualified XVI	132,853.262	9.32	1,238,192
Qualified XVII	10,028.757	9.45	94,772
Qualified XVIII	18,747.004	9.45	177,159
Qualified XXI	109,090.489	9.68	1,055,996
Qualified XXII	232,495.618	9.72	2,259,857
Qualified XXIV	218,550.593	6.39	1,396,538

S-79

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING Salomon Brothers Aggressive Growth (continued)
Qualified XXV	87,612.087	$ 9.56	$ 837,572
Qualified XXVI	17,102.481	9.53	162,987
Qualified XXVII	2,103,642.949	9.58	20,152,899
Qualified XXVIII	278,355.515	9.55	2,658,295
	21,978,502.893		$175,926,908

ING Salomon Brothers Capital
Contracts in accumulation period:
Qualified VI	12,553.939	$11.90	$149,392
Qualified X (1.25)	6,358.272	7.48	47,560
Qualified XII (0.60)	77.102	11.99	924
Qualified XII (0.75)	293.827	11.97	3,517
Qualified XII (0.85)	50.779	11.95	607
Qualified XII (0.95)	450.537	11.94	5,379
Qualified XII (1.00)	2,734.090	11.93	32,618
Qualified XII (1.05)	58.028	11.92	692
Qualified XII (1.10)	45.838	11.92	546
Qualified XII (1.15)	182.983	11.91	2,179
Qualified XII (1.25)	4.505	11.90	54
Qualified XII (1.50)	5.172	11.86	61
Qualified XXIV	41.102	11.95	491
	22,856.174		$244,020

ING Salomon Brothers Investors Value
Contracts in accumulation period:
Qualified VI	22,805.405	$9.81	$223,721
Qualified X (1.25)	11,752.975	7.62	89,558
Qualified XII (0.60)	735.282	9.89	7,272
Qualified XII (0.70)	4,631.544	9.87	45,713
Qualified XII (0.80)	1,288.913	9.86	12,709
Qualified XII (0.85)	166.605	9.86	1,643
Qualified XII (1.00)	21,862.736	9.84	215,129
Qualified XII (1.05)	142.629	9.83	1,402
Qualified XII (1.10)	0.716	9.83	7
Qualified XII (1.20)	79.674	9.82	782
Qualified XII (1.25)	730.474	9.81	7,166
Qualified XII (1.40)	80.265	9.80	787
Qualified XXIV	2,997.784	9.86	29,558
	67,275.002		$635,447

ING T. Rowe Price Growth Equity
Currently payable annuity contracts:			$ 192,384
Contracts in accumulation period:
Qualified III	528.268	$16.76	8,854
Qualified V	9,088.973	14.67	133,335
Qualified VI	4,896,848.631	14.54	71,200,179
Qualified VIII	6,077.258	14.83	90,126
Qualified X (1.15)	33,397.736	16.41	548,057
Qualified X (1.25)	492,197.917	16.28	8,012,982
Qualified XI	387,983.484	15.00	5,819,752

S-80

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity (continued)
Qualified XII (0.05)	22,807.806	$14.94	$ 340,749
Qualified XII (0.25)	267,783.877	9.23	2,471,645
Qualified XII (0.35)	31,321.901	9.19	287,848
Qualified XII (0.45)	213,154.907	9.15	1,950,367
Qualified XII (0.55)	54,557.490	9.10	496,473
Qualified XII (0.60)	195,227.606	9.08	1,772,667
Qualified XII (0.65)	20,648.084	9.06	187,072
Qualified XII (0.70)	151,072.936	9.04	1,365,699
Qualified XII (0.75)	289,026.729	9.02	2,607,021
Qualified XII (0.80)	971,668.601	9.91	9,629,236
Qualified XII (0.85)	265,633.714	13.75	3,652,464
Qualified XII (0.90)	24,357.105	9.58	233,341
Qualified XII (0.95)	329,144.276	13.66	4,496,111
Qualified XII (1.00)	976,385.071	13.62	13,298,365
Qualified XII (1.05)	108,908.429	13.57	1,477,887
Qualified XII (1.10)	48,566.143	13.53	657,100
Qualified XII (1.15)	23,649.468	13.48	318,795
Qualified XII (1.20)	35,368.249	13.44	475,349
Qualified XII (1.25)	15,100.156	13.39	202,191
Qualified XII (1.30)	223.049	13.35	2,978
Qualified XII (1.35)	374.105	13.30	4,976
Qualified XII (1.40)	19,639.232	13.26	260,416
Qualified XII (1.50)	840.617	13.17	11,071
Qualified XV	15,776.034	14.80	233,485
Qualified XVI	98,319.551	14.33	1,408,919
Qualified XVII	18,710.334	14.54	272,048
Qualified XVIII	17,675.907	16.28	287,764
Qualified XXI	41,813.657	14.88	622,187
Qualified XXII	52,271.968	14.94	780,943
Qualified XXIV	90,220.526	13.66	1,232,412
Qualified XXV	51,249.974	14.70	753,375
Qualified XXVI	23,978.912	14.65	351,291
Qualified XXVII	1,456,936.490	16.86	24,563,949
Qualified XXVIII	426,943.934	16.81	7,176,928
	12,185,479.105		$169,888,791

ING UBS Tactical Asset Allocation
Contracts in accumulation period:
Qualified VI	8,398.667	$23.58	$198,041
Qualified X (1.25)	33,008.972	7.61	251,198
Qualified XII (0.60)	290.435	23.76	6,901
Qualified XII (0.75)	15.562	23.72	369
Qualified XII (0.85)	108.351	23.69	2,567
Qualified XII (0.95)	72.626	23.66	1,718
Qualified XII (1.00)	106.234	23.65	2,512
Qualified XII (1.05)	83.417	23.64	1,972
Qualified XII (1.10)	237.079	23.62	5,600
Qualified XII (1.15)	1.323	23.61	31
Qualified XII (1.20)	99.545	23.60	2,349
Qualified XII (1.40)	8.158	23.54	192
Qualified XVI	32.531	23.52	765
Qualified XXIV	11.626	23.69	275
	42,474.526		$474,490

S-81

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock
Contracts in accumulation period:
Qualified VI	443,295.424	$8.31	$3,683,785
Qualified X (1.25)	15,404.565	8.31	128,012
Qualified XII (0.55)	142.384	8.35	1,189
Qualified XII (0.60)	1,949.016	8.34	16,255
Qualified XII (0.70)	714.821	8.34	5,962
Qualified XII (0.75)	6,478.469	8.34	54,030
Qualified XII (0.80)	143,963.371	8.33	1,199,215
Qualified XII (0.85)	6,374.005	8.33	53,095
Qualified XII (0.90)	15.746	8.33	131
Qualified XII (0.95)	6,263.652	8.32	52,114
Qualified XII (1.00)	301,751.666	8.32	2,510,574
Qualified XII (1.05)	29.321	8.32	244
Qualified XII (1.10)	131.956	8.32	1,098
Qualified XII (1.15)	307.442	8.31	2,555
Qualified XII (1.20)	980.139	8.31	8,145
Qualified XII (1.25)	757.853	8.31	6,298
Qualified XII (1.40)	382.023	8.30	3,171
Qualified XVI	5,241.367	8.29	43,451
Qualified XVII	2,891.416	8.31	24,028
Qualified XVIII	1,303.869	8.32	10,848
Qualified XXI	16.937	8.33	141
Qualified XXIV	41,039.402	8.33	341,858
Qualified XXV	3,418.594	8.34	28,511
	982,853.438		$8,174,710

ING VP Growth and Income
Currently payable annuity contracts:			$ 151,001,868
Contracts in accumulation period:
Qualified I	68,578.595	$197.07	13,514,784
Qualified III	10,050.333	149.58	1,503,329
Qualified V	18,523.251	15.14	280,442
Qualified VI	62,633,800.729	15.27	956,418,137
Qualified VII	5,423,965.346	14.43	78,267,820
Qualified VIII	49,840.669	14.18	706,741
Qualified IX	9,704.072	14.48	140,515
Qualified X (1.15)	538,741.654	15.41	8,302,009
Qualified X (1.25)	10,681,544.073	15.27	163,107,178
Qualified XI	3,343,729.142	15.76	52,697,171
Qualified XII (0.05)	356,045.394	15.70	5,589,913
Qualified XII (0.25)	3,983,567.570	6.44	25,654,175
Qualified XII (0.35)	665,154.019	6.41	4,263,637
Qualified XII (0.45)	768,288.025	6.38	4,901,678
Qualified XII (0.55)	739,042.939	6.35	4,692,923
Qualified XII (0.60)	2,807,207.682	6.34	17,797,697
Qualified XII (0.65)	388,658.656	6.32	2,456,323
Qualified XII (0.70)	1,243,824.879	6.31	7,848,535
Qualified XII (0.75)	2,473,992.318	6.29	15,561,412

S-82

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income (continued)
Qualified XII (0.80)	9,326,779.693	$ 6.88	$ 64,168,244
Qualified XII (0.85)	4,722,481.755	10.38	49,019,361
Qualified XII (0.90)	171,717.867	6.67	1,145,358
Qualified XII (0.95)	2,717,004.091	10.31	28,012,312
Qualified XII (1.00)	12,235,332.313	10.27	125,656,863
Qualified XII (1.05)	481,869.453	10.24	4,934,343
Qualified XII (1.10)	283,692.888	10.21	2,896,504
Qualified XII (1.15)	257,254.482	10.17	2,616,278
Qualified XII (1.20)	233,062.719	10.14	2,363,256
Qualified XII (1.25)	80,182.761	10.10	809,846
Qualified XII (1.30)	1,235.860	10.07	12,445
Qualified XII (1.35)	416.865	10.04	4,185
Qualified XII (1.40)	50,158.364	10.00	501,584
Qualified XII (1.50)	12,589.683	9.94	125,141
Qualified XV	635,530.589	15.55	9,882,501
Qualified XVI	920,124.479	15.06	13,857,075
Qualified XVII	3,285,322.967	15.49	50,889,653
Qualified XVIII	3,469,112.894	15.49	53,736,559
Qualified XIX	18,698.459	199.83	3,736,513
Qualified XX	76,799.099	151.68	11,648,887
Qualified XXI	297,218.791	15.64	4,648,502
Qualified XXII	991,169.051	15.70	15,561,354
Qualified XXIV	1,120,643.804	10.31	11,553,838
Qualified XXV	566,660.307	15.50	8,783,235
Qualified XXVI	75,718.216	15.44	1,169,089
Qualified XXVII	985,007.234	150.43	148,174,638
Qualified XXVIII	19,280.439	149.96	2,891,295
Qualified XXIX	1,965.523	149.58	294,003
Qualified XXX	51,200.189	148.80	7,618,588
	139,292,490.181		$2,141,417,737

ING VP Growth
Currently payable annuity contracts:			$ 180,060
Contracts in accumulation period:
Qualified III	568.084	$7.97	4,528
Qualified V	5,237.897	10.40	54,474
Qualified VI	3,134,523.321	10.49	32,881,150
Qualified VIII	1,068.496	10.49	11,209
Qualified X (1.15)	50,524.193	10.55	533,030
Qualified X (1.25)	410,106.024	10.49	4,302,012
Qualified XI	262,061.883	10.79	2,827,648
Qualified XII (0.05)	24,755.300	10.77	266,615
Qualified XII (0.25)	118,706.572	7.00	830,946
Qualified XII (0.35)	62,051.137	6.97	432,496
Qualified XII (0.45)	436,608.303	6.94	3,030,062
Qualified XII (0.55)	16,786.238	6.91	115,993
Qualified XII (0.60)	53,348.770	6.89	367,573
Qualified XII (0.65)	20,270.852	6.87	139,261
Qualified XII (0.70)	179,272.305	6.86	1,229,808
Qualified XII (0.75)	287,115.562	6.84	1,963,870
Qualified XII (0.80)	850,190.231	7.77	6,605,978
Qualified XII (0.85)	131,665.381	10.74	1,414,086
Qualified XII (0.90)	19,311.229	7.53	145,414

S-83

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth (continued)
Qualified XII (0.95)	138,900.712	$10.68	$ 1,483,460
Qualified XII (1.00)	922,870.262	10.64	9,819,340
Qualified XII (1.05)	83,021.074	10.61	880,854
Qualified XII (1.10)	24,309.959	10.58	257,199
Qualified XII (1.15)	22,628.949	10.55	238,735
Qualified XII (1.20)	25,185.554	10.52	264,952
Qualified XII (1.25)	20,228.354	10.49	212,195
Qualified XII (1.30)	5,413.833	10.46	56,629
Qualified XII (1.35)	857.001	10.43	8,939
Qualified XII (1.40)	12,191.592	10.40	126,793
Qualified XII (1.50)	5,243.235	10.34	54,215
Qualified XV	24,733.514	10.68	264,154
Qualified XVI	58,092.531	10.34	600,677
Qualified XVII	37,974.558	10.49	398,353
Qualified XVIII	43,666.083	10.70	467,227
Qualified XXI	30,728.151	10.73	329,713
Qualified XXII	147,116.971	10.76	1,582,979
Qualified XXIV	68,947.509	10.68	736,359
Qualified XXV	63,907.486	10.65	680,615
Qualified XXVI	15,096.594	10.61	160,175
Qualified XXVII	147,671.531	3.92	578,872
	7,962,957.231		$76,538,648

ING VP Index Plus LargeCap
Currently payable annuity contracts:			$ 1,521,569
Contracts in accumulation period:
Qualified V	1,975.591	$13.49	26,651
Qualified VI	11,415,612.108	13.63	155,594,793
Qualified VIII	3,116.448	13.62	42,446
Qualified X (1.15)	160,223.221	13.72	2,198,263
Qualified X (1.25)	1,103,633.624	13.63	15,042,526
Qualified XI	997,225.696	14.03	13,991,077
Qualified XII (0.05)	383,324.339	14.01	5,370,374
Qualified XII (0.25)	426,905.043	8.55	3,650,038
Qualified XII (0.35)	65,767.634	8.52	560,340
Qualified XII (0.45)	868,405.537	8.48	7,364,079
Qualified XII (0.55)	219,825.554	8.44	1,855,328
Qualified XII (0.60)	221,564.690	8.42	1,865,575
Qualified XII (0.65)	254,910.908	8.40	2,141,252
Qualified XII (0.70)	216,542.977	8.38	1,814,630
Qualified XII (0.75)	624,066.652	8.36	5,217,197
Qualified XII (0.80)	3,034,497.160	9.30	28,220,824
Qualified XII (0.85)	788,043.027	13.98	11,016,842
Qualified XII (0.90)	46,180.859	8.99	415,166
Qualified XII (0.95)	583,692.323	13.89	8,107,486
Qualified XII (1.00)	3,570,363.147	13.85	49,449,530
Qualified XII (1.05)	204,820.809	13.80	2,826,527
Qualified XII (1.10)	135,043.343	13.76	1,858,196
Qualified XII (1.15)	47,237.827	13.72	648,103
Qualified XII (1.20)	55,586.035	13.67	759,861
Qualified XII (1.25)	55,061.670	13.63	750,491
Qualified XII (1.30)	16,376.849	13.59	222,561

S-84

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap (continued)
Qualified XII (1.35)	879.679	$13.54	$ 11,911
Qualified XII (1.40)	57,596.501	13.50	777,553
Qualified XII (1.50)	8,926.199	13.42	119,790
Qualified XIV	1,205.387	13.63	16,429
Qualified XV	46,169.602	13.88	640,834
Qualified XVI	162,092.746	13.44	2,178,527
Qualified XVII	70,072.168	13.71	960,689
Qualified XVIII	75,218.316	13.90	1,045,535
Qualified XXI	97,109.165	13.95	1,354,673
Qualified XXII	201,218.981	14.00	2,817,066
Qualified XXIV	99,295.751	13.89	1,379,218
Qualified XXV	112,772.524	13.83	1,559,644
Qualified XXVI	17,333.816	13.78	238,860
Qualified XXVII	2,268,114.669	13.71	31,095,852
Qualified XXVIII	858,868.790	13.66	11,732,148
	29,576,877.365		$378,460,454

ING VP Index Plus MidCap
Contracts in accumulation period:
Qualified III	31.002	$12.99	$ 403
Qualified V	3,287.228	12.39	40,729
Qualified VI	4,188,495.063	12.48	52,272,418
Qualified VIII	2,395.583	12.47	29,873
Qualified X (1.15)	20,252.141	12.54	253,962
Qualified X (1.25)	386,466.197	12.48	4,823,098
Qualified XI	403,060.704	12.79	5,155,146
Qualified XII (0.05)	139,655.359	12.77	1,783,399
Qualified XII (0.25)	89,769.172	13.38	1,201,112
Qualified XII (0.35)	52,211.202	13.32	695,453
Qualified XII (0.45)	134,216.682	13.26	1,779,713
Qualified XII (0.55)	64,815.502	13.19	854,916
Qualified XII (0.60)	218,101.840	13.16	2,870,220
Qualified XII (0.65)	26,984.192	13.13	354,302
Qualified XII (0.70)	93,138.247	13.10	1,220,111
Qualified XII (0.75)	128,488.204	13.07	1,679,341
Qualified XII (0.80)	1,293,569.620	12.75	16,493,013
Qualified XII (0.85)	240,602.966	12.72	3,060,470
Qualified XII (0.90)	11,144.488	12.69	141,424
Qualified XII (0.95)	265,295.761	12.66	3,358,644
Qualified XII (1.00)	1,116,833.884	12.63	14,105,612
Qualified XII (1.05)	111,150.016	12.60	1,400,490
Qualified XII (1.10)	69,606.838	12.57	874,958
Qualified XII (1.15)	12,023.951	12.54	150,780
Qualified XII (1.20)	33,259.681	12.51	416,079
Qualified XII (1.25)	36,994.400	12.48	461,690
Qualified XII (1.30)	11,165.406	12.45	139,009
Qualified XII (1.35)	894.868	12.42	11,114
Qualified XII (1.40)	29,651.689	12.39	367,384
Qualified XII (1.50)	3,355.527	12.33	41,374
Qualified XV	18,873.231	12.66	238,935
Qualified XVI	66,409.179	12.33	818,825
Qualified XVII	14,861.386	12.48	185,470

S-85

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap (continued)
Qualified XVIII	23,709.282	$12.48	$ 295,892
Qualified XXI	35,828.427	12.72	455,738
Qualified XXII	69,365.583	12.75	884,411
Qualified XXIV	102,598.323	12.67	1,299,921
Qualified XXV	69,505.743	12.66	879,943
Qualified XXVI	18,917.168	12.62	238,735
Qualified XXVII	916,636.386	13.07	11,980,438
Qualified XXVIII	840,765.235	13.02	10,946,763
	11,364,387.356		$144,261,308

ING VP Index Plus SmallCap
Contracts in accumulation period:
Qualified III	28.741	$9.42	$ 271
Qualified V	440.393	9.00	3,964
Qualified VI	2,177,663.548	9.07	19,751,408
Qualified VIII	790.096	9.06	7,158
Qualified X (1.15)	19,956.908	9.11	181,807
Qualified X (1.25)	189,053.520	9.07	1,714,715
Qualified XI	252,659.808	9.29	2,347,210
Qualified XII (0.05)	113,973.750	9.28	1,057,676
Qualified XII (0.25)	45,072.107	9.88	445,312
Qualified XII (0.35)	24,651.255	9.84	242,568
Qualified XII (0.45)	27,803.536	9.79	272,197
Qualified XII (0.55)	16,912.585	9.75	164,898
Qualified XII (0.60)	82,105.406	9.72	798,065
Qualified XII (0.65)	79,252.290	9.70	768,747
Qualified XII (0.70)	39,601.185	9.68	383,339
Qualified XII (0.75)	75,207.368	9.66	726,503
Qualified XII (0.80)	456,727.830	9.26	4,229,300
Qualified XII (0.85)	126,144.762	9.24	1,165,578
Qualified XII (0.90)	4,527.013	9.22	41,739
Qualified XII (0.95)	168,926.671	9.20	1,554,125
Qualified XII (1.00)	541,390.352	9.17	4,964,550
Qualified XII (1.05)	25,189.046	9.15	230,480
Qualified XII (1.10)	24,799.846	9.13	226,423
Qualified XII (1.15)	8,842.986	9.11	80,560
Qualified XII (1.20)	8,359.772	9.09	75,990
Qualified XII (1.25)	19,031.114	9.07	172,612
Qualified XII (1.30)	1,405.636	9.05	12,721
Qualified XII (1.35)	582.514	9.02	5,254
Qualified XII (1.40)	15,568.062	9.00	140,113
Qualified XII (1.50)	1,209.783	8.96	10,840
Qualified XV	10,436.951	9.20	96,020
Qualified XVI	34,822.307	8.96	312,008
Qualified XVII	12,353.953	9.07	112,050
Qualified XVIII	11,030.224	9.07	100,044
Qualified XXI	13,904.598	9.25	128,618
Qualified XXII	66,033.089	9.27	612,127
Qualified XXIV	34,611.825	9.20	318,429
Qualified XXV	27,806.269	9.20	255,818
Qualified XXVI	13,466.180	9.17	123,485
Qualified XXVII	562,448.247	9.47	5,326,385
Qualified XXVIII	573,912.164	9.44	5,417,731
	5,908,703.690		$54,578,838

S-86

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP International Equity
Contracts in accumulation period:
Qualified V	42.644	$6.20	$ 264
Qualified VI	672,255.804	6.25	4,201,599
Qualified VIII	12.994	6.25	81
Qualified X (1.15)	2,077.195	6.28	13,045
Qualified X (1.25)	74,977.184	6.25	468,607
Qualified XI	15,802.156	6.40	101,134
Qualified XII (0.05)	1,565.441	6.40	10,019
Qualified XII (0.25)	14,893.729	6.38	95,022
Qualified XII (0.35)	6,962.992	6.35	44,215
Qualified XII (0.45)	79,413.476	6.32	501,893
Qualified XII (0.55)	1,443.931	6.29	9,082
Qualified XII (0.60)	12,081.529	6.28	75,872
Qualified XII (0.65)	2,482.465	6.27	15,565
Qualified XII (0.70)	43,619.161	6.25	272,620
Qualified XII (0.75)	18,516.875	6.24	115,545
Qualified XII (0.80)	57,479.423	6.38	366,719
Qualified XII (0.85)	37,685.917	6.37	240,059
Qualified XII (0.90)	1,593.471	6.35	10,119
Qualified XII (0.95)	30,253.214	6.34	191,805
Qualified XII (1.00)	123,067.830	6.32	777,789
Qualified XII (1.05)	4,455.236	6.31	28,113
Qualified XII (1.10)	7,563.128	6.29	47,572
Qualified XII (1.15)	3,725.304	6.28	23,395
Qualified XII (1.20)	4,119.934	6.27	25,832
Qualified XII (1.25)	6,407.195	6.25	40,045
Qualified XII (1.30)	50.566	6.24	316
Qualified XII (1.40)	4,757.650	6.21	29,545
Qualified XII (1.50)	1,150.410	6.18	7,110
Qualified XV	2,037.892	6.34	12,920
Qualified XVI	10,021.717	6.18	61,934
Qualified XVIII	4,982.286	6.25	31,139
Qualified XXI	4,091.088	6.37	26,060
Qualified XXII	33,729.656	6.39	215,533
Qualified XXIV	13,961.568	6.34	88,516
Qualified XXV	8,976.881	6.34	56,913
Qualified XXVI	303.365	6.32	1,917
Qualified XXVII	9,051.918	4.43	40,100
	1,315,613.225		$8,248,014

S-87

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)
Division/Contract	Units	Unit Value	Extended Value

ING VP Small Company
Currently payable annuity contracts:			$ 120,225
Contracts in accumulation period:
Qualified V	2,978.494	$14.33	42,682
Qualified VI	2,941,312.788	14.46	42,531,383
Qualified VIII	887.131	14.45	12,819
Qualified X (1.15)	52,477.917	14.54	763,029
Qualified X (1.25)	336,830.125	14.46	4,870,564
Qualified XI	199,957.420	14.86	2,971,367
Qualified XII (0.05)	33,187.437	14.85	492,833
Qualified XII (0.25)	78,878.233	10.14	799,825
Qualified XII (0.35)	39,554.216	10.09	399,102
Qualified XII (0.45)	304,893.463	10.05	3,064,179
Qualified XII (0.55)	50,290.921	10.00	502,909
Qualified XII (0.60)	148,832.566	9.98	1,485,349
Qualified XII (0.65)	19,390.084	9.96	193,125
Qualified XII (0.70)	68,464.420	9.93	679,852
Qualified XII (0.75)	303,004.734	9.91	3,002,777
Qualified XII (0.80)	2,222,849.883	10.54	23,428,838
Qualified XII (0.85)	196,561.218	14.79	2,907,140
Qualified XII (0.90)	23,169.579	10.23	237,025
Qualified XII (0.95)	154,145.680	14.71	2,267,483
Qualified XII (1.00)	918,003.652	14.67	13,467,114
Qualified XII (1.05)	42,679.759	14.62	623,978
Qualified XII (1.10)	33,178.821	14.58	483,747
Qualified XII (1.15)	15,129.290	14.54	219,980
Qualified XII (1.20)	26,984.310	14.50	391,272
Qualified XII (1.25)	26,952.354	14.46	389,731
Qualified XII (1.30)	6,069.385	14.42	87,521
Qualified XII (1.35)	3.003	14.38	43
Qualified XII (1.40)	16,365.415	14.33	234,516
Qualified XII (1.50)	3,557.019	14.25	50,688
Qualified XV	19,293.316	14.71	283,805
Qualified XVI	54,715.933	14.25	779,702
Qualified XVII	10,407.382	14.46	150,491
Qualified XVIII	8,624.122	14.74	127,120
Qualified XXI	22,296.142	14.79	329,760
Qualified XXII	68,066.373	14.82	1,008,744
Qualified XXIV	79,163.847	14.71	1,164,500
Qualified XXV	32,961.033	14.67	483,538
Qualified XXVI	11,323.453	14.62	165,549
Qualified XXVII	541,321.388	7.15	3,870,448
	9,114,762.306		$115,084,753

S-88

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Technology
Contracts in accumulation period:
Qualified V	5,780.499	$2.56	$ 14,798
Qualified VI	3,646,831.311	2.57	9,372,356
Qualified VIII	1,963.402	2.57	5,046
Qualified X (1.15)	80,341.599	2.58	207,281
Qualified X (1.25)	287,488.096	2.57	738,844
Qualified XI	489,279.023	2.62	1,281,911
Qualified XII (0.05)	103,479.263	2.61	270,081
Qualified XII (0.25)	102,887.691	2.64	271,624
Qualified XII (0.35)	20,102.555	2.63	52,870
Qualified XII (0.55)	32,440.700	2.62	84,995
Qualified XII (0.60)	174,361.541	2.62	456,827
Qualified XII (0.65)	4,005.131	2.61	10,453
Qualified XII (0.70)	45,732.743	2.61	119,362
Qualified XII (0.75)	99,344.928	2.61	259,290
Qualified XII (0.80)	923,848.123	2.60	2,402,005
Qualified XII (0.85)	189,153.697	2.60	491,800
Qualified XII (0.90)	6,164.879	2.60	16,029
Qualified XII (0.95)	180,749.946	2.59	468,142
Qualified XII (1.00)	1,313,921.928	2.59	3,403,058
Qualified XII (1.05)	28,069.125	2.58	72,418
Qualified XII (1.10)	20,196.183	2.58	52,106
Qualified XII (1.15)	13,750.495	2.58	35,476
Qualified XII (1.20)	89,207.240	2.57	229,263
Qualified XII (1.25)	24,372.268	2.57	62,637
Qualified XII (1.30)	2,977.866	2.57	7,653
Qualified XII (1.35)	1,864.846	2.56	4,774
Qualified XII (1.40)	16,998.042	2.56	43,515
Qualified XII (1.50)	1,513.143	2.55	3,859
Qualified XV	35,654.340	2.59	92,345
Qualified XVI	38,674.689	2.55	98,620
Qualified XVII	6,769.768	2.59	17,534
Qualified XVIII	7,965.822	2.59	20,631
Qualified XXI	81,539.436	2.60	212,003
Qualified XXII	207,449.170	2.61	541,442
Qualified XXIV	100,644.833	2.60	261,677
Qualified XXV	72,429.405	2.61	189,041
Qualified XXVI	17,725.756	2.60	46,087
Qualified XXVII	428,287.786	2.53	1,083,568
	8,903,967.268		$23,001,421

ING VP Value Opportunity
Contracts in accumulation period:
Qualified III	60.365	$10.14	$ 612
Qualified V	7,738.333	13.32	103,075
Qualified VI	2,405,597.514	13.44	32,331,231
Qualified VIII	547.819	13.44	7,363
Qualified X (1.15)	65,921.907	13.52	891,264
Qualified X (1.25)	272,285.648	13.44	3,659,519
Qualified XI	161,533.919	13.82	2,232,399
Qualified XII (0.05)	3,670.901	13.81	50,695

S-89

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity (continued)
Qualified XII (0.25)	117,115.457	$9.30	$ 1,089,174
Qualified XII (0.35)	39,545.533	9.26	366,192
Qualified XII (0.45)	29,194.946	9.21	268,885
Qualified XII (0.55)	152,852.040	9.17	1,401,653
Qualified XII (0.60)	144,213.806	9.15	1,319,556
Qualified XII (0.65)	82,910.478	9.13	756,973
Qualified XII (0.70)	191,836.945	9.11	1,747,635
Qualified XII (0.75)	251,164.891	9.09	2,283,089
Qualified XII (0.80)	1,321,604.258	9.98	13,189,610
Qualified XII (0.85)	135,961.241	13.76	1,870,827
Qualified XII (0.90)	18,033.102	9.75	175,823
Qualified XII (0.95)	165,695.199	13.68	2,266,710
Qualified XII (1.00)	1,923,927.508	13.64	26,242,371
Qualified XII (1.05)	40,581.011	13.60	551,902
Qualified XII (1.10)	20,407.864	13.56	276,731
Qualified XII (1.15)	10,167.111	13.52	137,459
Qualified XII (1.20)	24,869.458	13.48	335,240
Qualified XII (1.25)	20,086.374	13.44	269,961
Qualified XII (1.30)	4,993.064	13.41	66,957
Qualified XII (1.35)	138.542	13.37	1,852
Qualified XII (1.40)	13,589.597	13.33	181,149
Qualified XII (1.50)	1,899.151	13.25	25,164
Qualified XV	10,615.542	13.68	145,221
Qualified XVI	31,865.384	13.25	422,216
Qualified XVII	20,736.241	13.44	278,695
Qualified XVIII	15,248.315	13.71	209,054
Qualified XXI	21,710.888	13.75	298,525
Qualified XXII	50,820.048	13.78	700,300
Qualified XXIV	57,925.506	13.68	792,421
Qualified XXV	24,214.134	13.64	330,281
Qualified XXVI	8,415.452	13.60	114,450
Qualified XXVII	941,931.441	10.20	9,607,701
Qualified XXVIII	821,407.784	10.16	8,345,503
	9,633,034.717		$115,345,438

ING VP Growth Opportunities
Contracts in accumulation period:
Qualified VI	12,449.537	$6.02	$74,946
Qualified X (1.25)	4,716.789	6.02	28,395
Qualified XII (0.55)	3,152.314	6.08	19,166
Qualified XII (0.80)	2,643.209	6.06	16,018
Qualified XII (0.95)	1,292.895	6.04	7,809
Qualified XII (1.00)	929.658	6.04	5,615
Qualified XII (1.10)	169.386	6.03	1,021
Qualified XII (1.25)	17.957	6.02	108
Qualified XII (1.40)	33.373	6.00	200
Qualified XXIV	859.550	6.05	5,200
	26,264.668		$158,478

S-90

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP International Value
Contracts in accumulation period:
Qualified V	3,955.898	$7.96	$ 31,489
Qualified VI	289,087.776	7.97	2,304,030
Qualified X (1.25)	19,369.152	7.97	154,372
Qualified XII (0.45)	17,027.514	8.07	137,412
Qualified XII (0.55)	20,120.202	8.06	162,169
Qualified XII (0.70)	4,828.423	8.04	38,821
Qualified XII (0.75)	69,184.221	8.03	555,549
Qualified XII (0.80)	159,260.447	8.03	1,278,861
Qualified XII (0.85)	14,728.250	8.02	118,121
Qualified XII (0.90)	871.066	8.02	6,986
Qualified XII (0.95)	21,576.099	8.01	172,825
Qualified XII (1.00)	951,177.433	8.00	7,609,419
Qualified XII (1.05)	175.778	8.00	1,406
Qualified XII (1.10)	2,453.625	7.99	19,604
Qualified XII (1.15)	2,943.786	7.99	23,521
Qualified XII (1.20)	102.197	7.98	816
Qualified XII (1.25)	2,895.117	7.97	23,074
Qualified XII (1.30)	15.073	7.97	120
Qualified XII (1.40)	221.249	7.96	1,761
Qualified XII (1.50)	19.639	7.95	156
Qualified XV	156.924	8.01	1,257
Qualified XVI	223.767	7.95	1,779
Qualified XVIII	542.395	7.97	4,323
Qualified XXI	625.323	8.03	5,021
Qualified XXIV	20,078.549	8.02	161,030
Qualified XXV	1,361.300	8.04	10,945
Qualified XXVI	15.115	8.02	121
	1,603,016.318		$12,824,988

ING VP MagnaCap
Contracts in accumulation period:
Qualified VI	52,119.079	$6.83	$355,973
Qualified XII (0.80)	94.722	6.85	649
Qualified XII (0.85)	20,480.876	6.85	140,294
Qualified XII (0.95)	1,975.038	6.84	13,509
Qualified XII (1.00)	3,070.931	6.84	21,005
Qualified XII (1.10)	71.848	6.84	491
Qualified XII (1.15)	8.705	6.83	59
Qualified XII (1.20)	50.415	6.83	344
Qualified XII (1.25)	117.530	6.83	803
Qualified XII (1.40)	26.068	6.82	178
Qualified XXI	761.420	6.85	5,216
Qualified XXIV	728.688	6.85	4,992
Qualified XXV	27.860	6.86	191
	79,533.180		$543,704

S-91

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities
Contracts in accumulation period:
Qualified VI	31,361.723	$6.92	$217,023
Qualified X (1.25)	14,659.310	6.92	101,442
Qualified XII (0.55)	7,045.065	6.99	49,245
Qualified XII (0.60)	98.931	6.98	691
Qualified XII (0.70)	16.135	6.97	112
Qualified XII (0.75)	427.295	6.97	2,978
Qualified XII (0.80)	2,282.297	6.96	15,885
Qualified XII (0.85)	1,078.930	6.96	7,509
Qualified XII (0.95)	1,684.947	6.95	11,710
Qualified XII (1.00)	3,829.332	6.94	26,576
Qualified XII (1.05)	222.443	6.94	1,544
Qualified XII (1.10)	40.094	6.93	278
Qualified XII (1.15)	57.973	6.93	402
Qualified XII (1.20)	0.310	6.92	2
Qualified XII (1.25)	197.098	6.92	1,364
Qualified XII (1.40)	27.277	6.90	188
Qualified XII (1.50)	21.273	6.89	147
Qualified XVIII	1,066.950	6.92	7,383
Qualified XXI	4.519	6.96	31
Qualified XXIV	1,705.331	6.95	11,852
Qualified XXV	44.099	6.97	307
	65,871.332		$456,669

ING VP SmallCap Opportunities
Contracts in accumulation period:
Qualified VI	75,688.784	$4.98	$ 376,930
Qualified X (1.25)	11,825.762	4.98	58,892
Qualified XII (0.45)	11,964.016	5.04	60,299
Qualified XII (0.55)	263,319.230	5.03	1,324,496
Qualified XII (0.60)	138.655	5.03	697
Qualified XII (0.65)	2,452.312	5.03	12,335
Qualified XII (0.70)	97.127	5.02	488
Qualified XII (0.75)	62.436	5.02	313
Qualified XII (0.80)	21,339.620	5.02	107,125
Qualified XII (0.85)	23,454.051	5.01	117,505
Qualified XII (0.90)	176.773	5.01	886
Qualified XII (0.95)	5,218.234	5.00	26,091
Qualified XII (1.00)	7,497.899	5.00	37,489
Qualified XII (1.05)	2,544.534	5.00	12,723
Qualified XII (1.10)	9.408	4.99	47
Qualified XII (1.15)	80.622	4.99	402
Qualified XII (1.20)	840.369	4.99	4,193
Qualified XII (1.25)	1,120.385	4.98	5,580
Qualified XII (1.40)	95.443	4.97	474

S-92

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

ING VP SmallCap Opportunities (continued)
Qualified XII (1.50)	18.640	$4.96	$ 92
Qualified XV	48.615	5.00	243
Qualified XVI	69.517	4.96	345
Qualified XVIII	5,774.889	4.98	28,759
Qualified XXI	84.959	5.02	426
Qualified XXIV	8,794.038	5.01	44,058
Qualified XXV	3,418.948	5.02	17,163
Qualified XXVI	269.319	5.01	1,349
	446,404.585		$2,239,400

Janus Aspen Series Aggressive Growth
Contracts in accumulation period:
Qualified I	2,339.260	$9.33	$ 21,825
Qualified III	71,523.676	15.37	1,099,319
Qualified V	6,642.598	13.19	87,616
Qualified VI	11,370,433.399	13.36	151,908,990
Qualified VIII	9,261.019	13.36	123,727
Qualified X (1.15)	66,715.337	13.00	867,299
Qualified X (1.25)	1,043,855.862	12.90	13,465,741
Qualified XI	896,386.715	13.79	12,361,173
Qualified XII (0.05)	153,733.638	13.74	2,112,300
Qualified XII (0.15)	125.198	8.10	1,014
Qualified XII (0.25)	664,381.665	8.06	5,354,916
Qualified XII (0.35)	375,196.293	8.03	3,012,826
Qualified XII (0.45)	470,916.585	7.99	3,762,624
Qualified XII (0.55)	147,506.699	7.95	1,172,678
Qualified XII (0.60)	808,468.744	7.93	6,411,157
Qualified XII (0.65)	279,954.708	7.92	2,217,241
Qualified XII (0.70)	389,398.695	7.90	3,076,250
Qualified XII (0.75)	614,925.432	7.88	4,845,612
Qualified XII (0.80)	2,715,916.075	8.48	23,030,968
Qualified XII (0.85)	1,029,117.164	9.17	9,437,004
Qualified XII (0.90)	56,606.489	8.30	469,834
Qualified XII (0.95)	1,127,431.539	9.11	10,270,901
Qualified XII (1.00)	3,607,318.167	9.08	32,754,449
Qualified XII (1.05)	284,061.526	9.05	2,570,757
Qualified XII (1.10)	202,409.930	9.02	1,825,738
Qualified XII (1.15)	76,204.997	8.99	685,083
Qualified XII (1.20)	156,101.144	8.96	1,398,666
Qualified XII (1.25)	102,069.465	8.93	911,480
Qualified XII (1.30)	19,222.601	8.90	171,081
Qualified XII (1.35)	3,786.486	8.87	33,586
Qualified XII (1.40)	80,916.339	8.84	715,300
Qualified XII (1.50)	23,240.751	8.78	204,054
Qualified XV	107,839.447	13.61	1,467,695
Qualified XVI	228,222.472	13.17	3,005,690
Qualified XVII	46,614.646	13.36	622,772

S-93

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Aggressive Growth (continued)
Qualified XVIII	47,353.253	$12.90	$ 610,857
Qualified XXI	172,570.464	13.68	2,360,764
Qualified XXII	190,810.230	13.74	2,621,733
Qualified XXIV	363,785.577	9.11	3,314,087
Qualified XXV	269,125.773	13.52	3,638,580
Qualified XXVI	76,191.439	13.47	1,026,299
Qualified XXVII	3,026,489.098	15.46	46,789,521
Qualified XXVIII	477,218.687	15.39	7,344,396
	31,862,389.282		$369,183,603

Janus Aspen Series Balanced
Contracts in accumulation period:
Qualified III	838.506	$20.93	$ 17,550
Qualified V	17,195.437	20.68	355,602
Qualified VI	7,632,923.455	20.92	159,680,759
Qualified VIII	4,204.722	20.91	87,921
Qualified X (1.15)	126,072.518	21.87	2,757,206
Qualified X (1.25)	874,405.028	21.71	18,983,333
Qualified XI	508,752.614	21.59	10,983,969
Qualified XII (0.05)	74,595.193	21.50	1,603,797
Qualified XII (0.25)	330,269.068	12.94	4,273,682
Qualified XII (0.35)	147,457.742	12.88	1,899,256
Qualified XII (0.45)	971,549.330	12.82	12,455,262
Qualified XII (0.55)	413,816.306	12.76	5,280,296
Qualified XII (0.60)	470,154.506	12.73	5,985,067
Qualified XII (0.65)	258,351.073	12.70	3,281,059
Qualified XII (0.70)	160,711.267	12.67	2,036,212
Qualified XII (0.75)	467,094.699	12.65	5,908,748
Qualified XII (0.80)	1,577,444.491	13.63	21,500,568
Qualified XII (0.85)	311,168.868	19.13	5,952,660
Qualified XII (0.90)	26,366.684	13.31	350,941
Qualified XII (0.95)	490,513.361	19.00	9,319,754
Qualified XII (1.00)	2,411,350.930	18.94	45,670,987
Qualified XII (1.05)	191,000.797	18.88	3,606,095
Qualified XII (1.10)	90,426.601	18.81	1,700,924
Qualified XII (1.15)	44,164.570	18.75	828,086
Qualified XII (1.20)	72,159.917	18.69	1,348,669
Qualified XII (1.25)	55,959.247	18.63	1,042,521
Qualified XII (1.30)	11,295.746	18.57	209,762
Qualified XII (1.35)	1,036.147	18.50	19,169
Qualified XII (1.40)	58,867.916	18.44	1,085,524
Qualified XII (1.50)	12,591.488	18.32	230,676
Qualified XV	34,555.500	21.31	736,378
Qualified XVI	170,122.426	20.63	3,509,626
Qualified XVII	19,824.488	20.92	414,728
Qualified XVIII	56,606.087	21.71	1,228,918
Qualified XXI	49,081.031	21.42	1,051,316
Qualified XXII	80,613.374	21.51	1,733,994
Qualified XXIV	157,507.454	19.00	2,992,642
Qualified XXV	165,060.584	21.16	3,492,682
Qualified XXVI	16,895.172	21.09	356,319
Qualified XXVII	1,154,096.188	8.29	9,567,457
	19,717,100.531		$353,540,115

S-94

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Capital Appreciation
Contracts in accumulation period:
Qualified X (1.25)	6,807.968	$8.32	$ 56,642
Qualified XXVII	319,129.395	6.15	1,962,646
	325,937.363		$2,019,288

Janus Aspen Series Flexible Income
Contracts in accumulation period:
Qualified III	9,149.346	$19.00	$ 173,838
Qualified V	6,453.674	18.68	120,555
Qualified VI	2,165,377.584	18.93	40,990,598
Qualified VIII	217.192	18.92	4,109
Qualified X (1.15)	21,868.797	12.80	279,921
Qualified X (1.25)	194,829.873	12.74	2,482,133
Qualified XI	123,736.228	19.53	2,416,569
Qualified XII (0.05)	15,962.365	19.46	310,628
Qualified XII (0.25)	143,998.413	13.31	1,916,619
Qualified XII (0.35)	86,220.552	13.24	1,141,560
Qualified XII (0.45)	253,502.042	13.18	3,341,157
Qualified XII (0.55)	90,517.778	13.12	1,187,593
Qualified XII (0.60)	111,346.291	13.09	1,457,523
Qualified XII (0.65)	156,018.394	13.06	2,037,600
Qualified XII (0.70)	149,895.811	13.03	1,953,142
Qualified XII (0.75)	103,869.979	13.00	1,350,310
Qualified XII (0.80)	450,180.715	13.24	5,960,393
Qualified XII (0.85)	180,491.734	16.24	2,931,186
Qualified XII (0.90)	7,867.698	13.19	103,775
Qualified XII (0.95)	168,750.381	16.14	2,723,631
Qualified XII (1.00)	801,606.489	16.08	12,889,832
Qualified XII (1.05)	54,354.275	16.03	871,299
Qualified XII (1.10)	57,349.369	15.98	916,443
Qualified XII (1.15)	11,558.666	15.92	184,014
Qualified XII (1.20)	26,636.662	15.87	422,724
Qualified XII (1.25)	20,937.503	15.82	331,231
Qualified XII (1.30)	3,824.063	15.76	60,267
Qualified XII (1.35)	1,440.368	15.71	22,628
Qualified XII (1.40)	19,587.089	15.66	306,734
Qualified XII (1.50)	3,757.981	15.56	58,474
Qualified XV	12,829.410	19.28	247,351
Qualified XVI	49,317.055	18.66	920,256
Qualified XVII	3,792.671	18.93	71,795
Qualified XVIII	12,929.174	12.74	164,718
Qualified XXI	14,366.770	19.38	278,428
Qualified XXII	20,944.517	19.46	407,580
Qualified XXIV	35,933.858	16.13	579,613
Qualified XXV	26,445.105	19.14	506,159
Qualified XXVI	7,774.144	19.08	148,331
	5,625,640.016		$92,270,717

Janus Aspen Series Growth
Currently payable annuity contracts:			$ 410,230

S-95

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Growth (continued)
Contracts in accumulation period:
Qualified I	48.382	$11.52	$ 557
Qualified III	1,869.589	14.58	27,259
Qualified V	2,250.860	13.22	29,756
Qualified VI	5,515,020.175	13.37	73,735,820
Qualified VIII	2,908.817	13.37	38,891
Qualified X (1.15)	33,463.163	14.41	482,204
Qualified X (1.25)	650,992.396	14.30	9,309,191
Qualified XI	440,329.063	13.79	6,072,138
Qualified XII (0.05)	35,605.358	13.74	489,218
Qualified XII (0.25)	285,536.055	7.88	2,250,024
Qualified XII (0.35)	115,836.018	7.85	909,313
Qualified XII (0.45)	644,487.528	7.81	5,033,448
Qualified XII (0.55)	83,390.328	7.78	648,777
Qualified XII (0.60)	380,179.264	7.76	2,950,191
Qualified XII (0.65)	48,859.208	7.74	378,170
Qualified XII (0.70)	351,427.612	7.72	2,713,021
Qualified XII (0.75)	292,867.876	7.70	2,255,083
Qualified XII (0.80)	1,440,389.982	8.46	12,185,699
Qualified XII (0.85)	525,669.060	11.73	6,166,098
Qualified XII (0.90)	42,256.356	8.18	345,657
Qualified XII (0.95)	434,426.964	11.66	5,065,418
Qualified XII (1.00)	1,201,854.945	11.62	13,965,554
Qualified XII (1.05)	131,641.772	11.58	1,524,412
Qualified XII (1.10)	85,733.999	11.54	989,370
Qualified XII (1.15)	30,013.258	11.50	345,152
Qualified XII (1.20)	66,646.157	11.47	764,431
Qualified XII (1.25)	53,355.023	11.43	609,848
Qualified XII (1.30)	11,318.208	11.39	128,914
Qualified XII (1.35)	1,244.121	11.35	14,121
Qualified XII (1.40)	29,467.769	11.31	333,280
Qualified XII (1.50)	10,146.636	11.24	114,048
Qualified XV	32,577.815	13.61	443,384
Qualified XVI	108,557.743	13.18	1,430,791
Qualified XVII	26,043.033	13.37	348,195
Qualified XVIII	32,656.856	14.30	466,993
Qualified XXI	67,164.395	13.69	919,481
Qualified XXII	103,313.486	13.74	1,419,527
Qualified XXIV	113,816.731	11.66	1,327,103
Qualified XXV	125,557.888	13.52	1,697,543
Qualified XXVI	21,567.346	13.47	290,512
Qualified XXVII	2,332,244.731	14.67	34,214,030
Qualified XXVIII	432,810.607	14.61	6,323,363
	16,345,546.573		$199,166,215

Janus Aspen Series Worldwide Growth
Currently payable annuity contracts:			$ 552,117
Contracts in accumulation period:
Qualified I	2,111.338	$13.64	28,799
Qualified III	2,879.974	18.14	52,243
Qualified V	4,358.551	16.16	70,434
Qualified VI	12,701,305.634	16.23	206,142,190

S-96

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Worldwide Growth (continued)
Qualified VIII	10,245.444	$16.17	$ 165,669
Qualified X (1.15)	82,737.838	18.36	1,519,067
Qualified X (1.25)	1,166,146.180	18.22	21,247,183
Qualified XI	978,490.028	16.74	16,379,923
Qualified XII (0.05)	137,577.345	16.68	2,294,790
Qualified XII (0.15)	123.791	8.17	1,011
Qualified XII (0.25)	1,056,499.302	8.13	8,589,339
Qualified XII (0.35)	170,616.301	8.09	1,380,286
Qualified XII (0.45)	1,226,407.058	8.06	9,884,841
Qualified XII (0.55)	202,077.358	8.02	1,620,660
Qualified XII (0.60)	899,866.662	8.00	7,198,933
Qualified XII (0.65)	275,741.326	7.98	2,200,416
Qualified XII (0.70)	525,468.689	7.96	4,182,731
Qualified XII (0.75)	867,214.271	7.94	6,885,681
Qualified XII (0.80)	3,841,110.325	9.32	35,799,148
Qualified XII (0.85)	907,955.372	13.64	12,384,511
Qualified XII (0.90)	70,620.816	9.08	641,237
Qualified XII (0.95)	955,822.541	13.55	12,951,395
Qualified XII (1.00)	3,404,028.335	13.51	45,988,423
Qualified XII (1.05)	357,052.236	13.46	4,805,923
Qualified XII (1.10)	164,664.611	13.42	2,209,799
Qualified XII (1.15)	92,021.204	13.37	1,230,323
Qualified XII (1.20)	104,749.443	13.33	1,396,310
Qualified XII (1.25)	66,041.303	13.29	877,689
Qualified XII (1.30)	7,371.876	13.24	97,604
Qualified XII (1.35)	3,090.359	13.20	40,793
Qualified XII (1.40)	62,240.122	13.15	818,458
Qualified XII (1.50)	18,919.040	13.07	247,272
Qualified XV	96,233.387	16.52	1,589,776
Qualified XVI	225,377.941	16.00	3,606,047
Qualified XVII	61,469.254	16.23	997,646
Qualified XVIII	59,621.227	18.22	1,086,299
Qualified XXI	116,081.546	16.61	1,928,114
Qualified XXII	205,520.400	16.68	3,428,080
Qualified XXIV	262,434.019	13.55	3,555,981
Qualified XXV	166,772.419	16.41	2,736,735
Qualified XXVI	52,901.632	16.35	864,942
Qualified XXVII	3,828,034.246	18.24	69,823,345
Qualified XXVIII	767,221.763	18.17	13,940,419
	36,207,222.507		$513,442,582

Janus Twenty
Contracts in accumulation period:
Qualified XII (0.95)	62,241.979	$3.88	$241,499
Qualified XII (1.10)	36,548.308	3.86	141,076
	98,790.287		$382,575

Lord Abbett Growth and Income
Contracts in accumulation period:
Qualified VI	662,587.201	$7.85	$5,201,310
Qualified VIII	1,786.368	7.85	14,023
Qualified X (1.15)	28,770.786	7.87	226,426

S-97

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Growth and Income (continued)
Qualified X (1.25)	50,629.992	$7.85	$ 397,445
Qualified XII (0.55)	113,866.356	7.93	902,960
Qualified XII (0.60)	13,372.359	7.93	106,043
Qualified XII (0.65)	10,077.834	7.92	79,816
Qualified XII (0.70)	15,347.191	7.92	121,550
Qualified XII (0.75)	151,026.043	7.91	1,194,616
Qualified XII (0.80)	161,714.365	7.91	1,279,161
Qualified XII (0.85)	64,173.158	7.90	506,968
Qualified XII (0.90)	4,597.771	7.89	36,276
Qualified XII (0.95)	61,901.339	7.89	488,402
Qualified XII (1.00)	155,002.074	7.88	1,221,416
Qualified XII (1.05)	4,840.570	7.88	38,144
Qualified XII (1.10)	2,669.227	7.87	21,007
Qualified XII (1.15)	662.770	7.87	5,216
Qualified XII (1.20)	2,572.412	7.86	20,219
Qualified XII (1.25)	4,068.800	7.85	31,940
Qualified XII (1.40)	2,196.677	7.84	17,222
Qualified XII (1.50)	1,172.771	7.83	9,183
Qualified XV	663.346	7.89	5,234
Qualified XVI	6,513.420	7.83	51,000
Qualified XVII	963.876	7.85	7,566
Qualified XVIII	10,327.671	7.85	81,072
Qualified XXI	6,947.731	7.91	54,957
Qualified XXIV	1,250.309	7.90	9,877
Qualified XXV	3,329.259	7.91	26,334
Qualified XXVI	2,135.345	7.89	16,848
	1,545,167.021		$12,172,231

Lord Abbett Mid-Cap Value - Class A
Contracts in accumulation period:
Qualified XII (0.00)	2,254.583	$9.50	$21,419
	2,254.583		$21,419

Lord Abbett Mid-Cap Value
Contracts in accumulation period:
Qualified VI	466,936.593	$8.32	$3,884,912
Qualified X (1.15)	63,698.668	8.33	530,610
Qualified X (1.25)	56,098.669	8.32	466,741
Qualified XII (0.55)	85,686.668	8.41	720,625
Qualified XII (0.60)	5,262.882	8.40	44,208
Qualified XII (0.70)	3,205.514	8.39	26,894
Qualified XII (0.75)	33,156.123	8.38	277,848
Qualified XII (0.80)	197,933.820	8.38	1,658,685
Qualified XII (0.85)	36,916.122	8.37	308,988
Qualified XII (0.90)	3,358.770	8.36	28,079
Qualified XII (0.95)	41,714.749	8.36	348,735
Qualified XII (1.00)	186,526.697	8.35	1,557,498
Qualified XII (1.05)	820.752	8.35	6,853
Qualified XII (1.10)	4,007.171	8.34	33,420
Qualified XII (1.15)	937.927	8.33	7,813
Qualified XII (1.20)	1,427.464	8.33	11,891

S-98

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Mid-Cap Value (continued)
Qualified XII (1.25)	4,185.464	$8.32	$ 34,823
Qualified XII (1.40)	1,689.031	8.30	14,019
Qualified XII (1.50)	14.164	8.29	117
Qualified XV	152.032	8.36	1,271
Qualified XVI	4,668.816	8.29	38,704
Qualified XVIII	2,018.104	8.32	16,791
Qualified XXI	1,454.913	8.38	12,192
Qualified XXIV	8,926.020	8.37	74,711
Qualified XXV	1,645.700	8.38	13,791
Qualified XXVI	490.830	8.36	4,103
	1,212,933.663		$10,124,322

MFS® Total Return
Contracts in accumulation period:
Qualified XXVII	1,234,810.579	$11.45	$ 14,138,581
Qualified XXVIII	2,208,540.755	11.41	25,199,450
	3,443,351.334		$39,338,031

Oppenheimer Aggressive Growth
Currently payable annuity contracts:	-		$2,970
	-		$2,970

Oppenheimer Developing Markets
Contracts in accumulation period:
Qualified XXVII	145,247.326	$8.91	$1,294,154
	145,247.326		$1,294,154

Oppenheimer Global Securities
Contracts in accumulation period:
Qualified III	87.157	$11.18	$974
Qualified V	19,372.093	10.79	209,025
Qualified VI	3,165,764.282	10.87	34,411,858
Qualified VIII	1,597.615	10.87	17,366
Qualified X (1.15)	20,158.255	10.92	220,128
Qualified X (1.25)	283,435.154	10.87	3,080,940
Qualified XI	259,399.400	11.14	2,889,709
Qualified XII (0.05)	83,577.820	11.13	930,221
Qualified XII (0.25)	118,156.085	11.36	1,342,253
Qualified XII (0.35)	51,275.120	11.31	579,922
Qualified XII (0.45)	32,304.611	11.25	363,427
Qualified XII (0.55)	146,975.260	11.20	1,646,123
Qualified XII (0.60)	201,231.107	11.18	2,249,764
Qualified XII (0.65)	15,311.447	11.15	170,723
Qualified XII (0.70)	60,038.178	11.13	668,225
Qualified XII (0.75)	337,114.119	11.10	3,741,967
Qualified XII (0.80)	1,316,755.644	11.10	14,615,988
Qualified XII (0.85)	245,692.471	11.08	2,722,273
Qualified XII (0.90)	9,471.936	11.05	104,665
Qualified XII (0.95)	239,229.228	11.02	2,636,306

S-99

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Global Securities (continued)
Qualified XII (1.00)	1,484,485.546	$11.00	$ 16,329,341
Qualified XII (1.05)	38,962.017	10.97	427,413
Qualified XII (1.10)	42,008.942	10.95	459,998
Qualified XII (1.15)	17,052.030	10.92	186,208
Qualified XII (1.20)	29,112.282	10.90	317,324
Qualified XII (1.25)	35,587.005	10.87	386,831
Qualified XII (1.30)	4,248.623	10.85	46,098
Qualified XII (1.35)	902.434	10.82	9,764
Qualified XII (1.40)	24,846.681	10.79	268,096
Qualified XII (1.50)	2,334.035	10.74	25,068
Qualified XV	14,300.177	11.02	157,588
Qualified XVI	63,955.080	10.74	686,878
Qualified XVII	9,481.532	10.87	103,064
Qualified XVIII	10,501.097	10.87	114,147
Qualified XXI	37,757.213	11.08	418,350
Qualified XXII	30,183.421	11.11	335,338
Qualified XXIV	105,831.971	11.04	1,168,385
Qualified XXV	32,198.369	10.99	353,860
Qualified XXVI	9,506.785	10.96	104,194
Qualified XXVII	1,235,936.743	11.24	13,891,929
Qualified XXVIII	804,290.681	11.20	9,008,056
	10,640,429.646		$117,399,787

Oppenheimer Main Street Growth & Income
Currently payable annuity contracts	-		$28,115
	-		$28,115

Oppenheimer Strategic Bond
Currently payable annuity contracts:			$ 11,612
Contracts in accumulation period:
Qualified V	101.329	$11.11	1,126
Qualified VI	405,891.960	11.19	4,541,931
Qualified VIII	1,530.658	11.19	17,128
Qualified X (1.25)	77,912.906	11.19	871,845
Qualified XI	23,306.824	11.47	267,329
Qualified XII (0.05)	2,716.777	11.45	31,107
Qualified XII (0.25)	24,924.418	11.73	292,363
Qualified XII (0.35)	11,139.049	11.68	130,104
Qualified XII (0.45)	42,079.212	11.62	488,960
Qualified XII (0.55)	14,818.236	11.57	171,447
Qualified XII (0.60)	15,793.267	11.54	182,254
Qualified XII (0.65)	5,753.837	11.51	66,227
Qualified XII (0.70)	9,371.682	11.49	107,681
Qualified XII (0.75)	27,831.132	11.46	318,945
Qualified XII (0.80)	52,785.954	11.43	603,343
Qualified XII (0.85)	27,082.194	11.40	308,737
Qualified XII (0.90)	1,855.944	11.37	21,102
Qualified XII (0.95)	39,345.637	11.35	446,573
Qualified XII (1.00)	94,058.034	11.32	1,064,737
Qualified XII (1.05)	9,372.335	11.30	105,907

S-100

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Strategic Bond (continued)
Qualified XII (1.10)	7,504.218	$11.27	$ 84,573
Qualified XII (1.15)	3,319.953	11.24	37,316
Qualified XII (1.20)	2,801.248	11.22	31,430
Qualified XII (1.25)	5,514.339	11.19	61,705
Qualified XII (1.30)	2,280.895	11.16	25,455
Qualified XII (1.35)	101.357	11.14	1,129
Qualified XII (1.40)	4,167.048	11.11	46,296
Qualified XII (1.50)	297.766	11.06	3,293
Qualified XV	4,322.581	11.35	49,061
Qualified XVI	3,630.121	11.06	40,149
Qualified XVII	272.005	11.19	3,044
Qualified XVIII	13,829.680	11.19	154,754
Qualified XXI	1,372.483	11.41	15,660
Qualified XXII	13,505.867	11.44	154,507
Qualified XXIV	7,627.749	11.36	86,651
Qualified XXV	9,248.054	11.32	104,688
Qualified XXVI	896.464	11.28	10,112
Qualified XXVII	214,928.444	11.30	2,428,691
Qualified XXVIII	290,926.783	11.25	3,272,926
	1,474,218.440		$16,661,898

Pax World Balanced
Contracts in accumulation period:
Qualified VI	208.181	$8.14	$1,695
Qualified XII (0.85)	7,092.389	8.22	58,299
Qualified XXVII	188,162.837	8.21	1,544,817
	195,463.407		$1,604,811

Pioneer Equity Income VCT
Contracts in accumulation period:
Qualified VI	167,518.285	$7.99	$1,338,471
Qualified VIII	2,411.809	7.99	19,270
Qualified X (1.15)	28,883.126	8.00	231,065
Qualified X (1.25)	22,002.476	7.99	175,800
Qualified XII (0.55)	41,355.023	8.07	333,735
Qualified XII (0.70)	569.869	8.05	4,587
Qualified XII (0.75)	240.218	8.05	1,934
Qualified XII (0.80)	90,750.330	8.04	729,633
Qualified XII (0.85)	46,117.420	8.04	370,784
Qualified XII (0.90)	3,892.955	8.03	31,260
Qualified XII (0.95)	14,375.778	8.02	115,294
Qualified XII (1.00)	36,243.514	8.02	290,673
Qualified XII (1.05)	3,829.609	8.01	30,675
Qualified XII (1.10)	6,328.641	8.01	50,692
Qualified XII (1.15)	254.095	8.00	2,033
Qualified XII (1.20)	387.170	7.99	3,093
Qualified XII (1.25)	1,074.634	7.99	8,586
Qualified XII (1.30)	64.965	7.98	518
Qualified XII (1.40)	569.123	7.97	4,536
Qualified XII (1.50)	14.622	7.96	116

S-101

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Pioneer Equity Income VCT (continued)
Qualified XVI	377.671	$7.96	$ 3,006
Qualified XVII	952.388	7.99	7,610
Qualified XXI	487.273	8.04	3,918
Qualified XXIV	355.848	8.03	2,857
Qualified XXV	2,590.905	8.05	20,857
Qualified XXVI	182.200	8.03	1,463
	471,829.947		$3,782,466

Pioneer Fund VCT
Contracts in accumulation period:
Qualified VI	19,127.649	$7.53	$144,031
Qualified VIII	71.203	7.53	536
Qualified X (1.25)	8,956.135	7.53	67,440
Qualified XII (0.55)	835.815	7.61	6,361
Qualified XII (0.65)	95.643	7.60	727
Qualified XII (0.80)	4,915.954	7.58	37,263
Qualified XII (0.85)	11,262.419	7.58	85,369
Qualified XII (0.95)	6,739.220	7.57	51,016
Qualified XII (1.00)	3,683.047	7.56	27,844
Qualified XII (1.10)	344.372	7.55	2,600
Qualified XII (1.15)	389.210	7.54	2,935
Qualified XII (1.20)	223.529	7.54	1,685
Qualified XII (1.25)	238.797	7.53	1,798
Qualified XII (1.40)	17.824	7.52	134
Qualified XVI	19.969	7.51	150
Qualified XXI	244.511	7.58	1,853
Qualified XXIV	21.029	7.57	159
	57,186.326		431,901

Pioneer Mid Cap Value VCT
Contracts in accumulation period:
Qualified VI	94,164.853	$8.73	$822,059
Qualified X (1.15)	26,331.178	8.75	230,398
Qualified X (1.25)	15,155.485	8.73	132,307
Qualified XII (0.55)	5,114.611	8.82	45,111
Qualified XII (0.65)	667.481	8.81	5,881
Qualified XII (0.70)	1,894.385	8.80	16,671
Qualified XII (0.75)	332.926	8.80	2,930
Qualified XII (0.80)	31,016.642	8.79	272,636
Qualified XII (0.85)	24,468.774	8.79	215,081
Qualified XII (0.90)	38.419	8.78	337
Qualified XII (0.95)	16,242.943	8.77	142,451
Qualified XII (1.00)	19,361.156	8.77	169,797
Qualified XII (1.05)	289.654	8.76	2,537
Qualified XII (1.10)	654.584	8.75	5,728
Qualified XII (1.15)	1,148.291	8.75	10,048
Qualified XII (1.20)	873.808	8.74	7,637
Qualified XII (1.25)	315.653	8.73	2,756
Qualified XII (1.40)	108.812	8.72	949
Qualified XII (1.50)	1,206.715	8.70	10,498
Qualified XV	218.074	8.77	1,913

S-102

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Division/Contract	Units	Unit Value	Extended Value

Pioneer Mid Cap Value VCT (continued)
Qualified XVI	1,528.621	$8.70	$ 13,299
Qualified XVIII	653.745	8.73	5,707
Qualified XXI	634.455	8.79	5,577
Qualified XXIV	1,048.299	8.78	9,204
Qualified XXV	86.375	8.80	760
Qualified XXVI	1,260.194	8.78	11,065
	244,816.133		$2,143,337

Qualified I

  Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified III

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified V	Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

Qualified VI	Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

Qualified VII	Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

Qualified VIII	Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

Qualified IX	Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

Qualified X	Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

S-103

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Qualified XI	Certain large group Contracts issued in connection with deferred compensation plans adopted by state and local governments since January 1996.

Qualified XII

  Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

Qualified XIII	Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

Qualified XIV	Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

Qualified XV

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

  Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

  Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII	Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XIX	Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XX	Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI	Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

Qualified XXII	Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

Qualified XXIV	Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

Qualified XXV	Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

S-104

ING Life Insurance and Annuity Company Variable Annuity Account C Notes to Financial Statements (continued)

7. Unit Summary (continued)

Qualified XXVI	Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII	Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXVIII	Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

S-105

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights

  A summary of unit values and units outstanding for variable annuity Contracts expense ratios excluding expenses of underlying funds investment income ratios and total return for the years ended December 31 2002 and 2001 along with units outstanding and unit values for the year ended December 31 2000 follows:

Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation
2002	2,288	$4.26 to $7.11	$ 15,302	0.00%	0.00% to 1.50%	-25.48% to -24.62%
2001	2,119	$5.69 to $9.39	19,027	7.37%	0.00% to 1.75%	-24.43% to -23.55%
2000	1,839	$7.50 to $12.29	21,974	*	*	*

AIM V.I. Core Equity
2002	5,575	$5.00 to $6.54	34,728	0.33%	0.00% to 1.50%	-16.84% to -15.71%
2001	5,919	$5.99 to $7.76	44,279	0.05%	0.00% to 1.75%	-23.99% to -23.10%
2000	5,023	$7.84 to $10.04	48,981	*	*	*

AIM V.I. Growth
2002	2,722	$3.20 to $4.38	11,403	0.00%	0.25% to 1.50%	-32.00% to -31.21%
2001	2,533	$4.69 to $6.34	15,568	0.21%	0.00% to 1.75%	-34.87% to -34.11%
2000	2,061	$7.16 to $9.62	19,441	*	*	*

AIM V.I. Premier Equity
2002	2,777	$4.97 to $5.99	15,977	0.34%	0.25% to 1.50%	-31.30% to -30.50%
2001	2,682	$7.19 to $8.58	22,335	2.33%	0.00% to 1.75%	-13.87% to -12.88%
2000	1,903	$8.32 to $9.94	18,487	*	*	*

American Century® Income & Growth
2002	159	$7.02 to $21.67	1,152	1.30%	1.00% to 1.10%	-20.84% to -20.40%
2001	62	$8.82 to $27.26	629	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

S-106

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

Calvert Social Balanced
2002	3,111	$8.88 to $23.11	$ 49,766	2.70%	0.00% to 1.50%	-13.46% to -12.46%
2001	3,120	$10.23 to $26.58	58,340	5.40%	0.00% to 1.75%	-8.34% to -7.27%
2000	3,005	$11.13 to $28.86	63,262	*	*	*

Chapman DEM® Equity
2002	11	$4.22 to $4.68	51	-	0.65% to 1.00%	-31.99% to 4.17%
2001	13	$6.88	92	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Evergreen Special Values
2002	819	$11.44 to $11.56	9,367	-	0.95% to 1.00%	-7.97% to -7.92%
2001	316	$12.43 to $12.56	3,926	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Equity-Income
2002	16,267	$8.79 to $19.07	226,895	1.66%	0.00% to 1.50%	-18.19% to -17.24%
2001	13,666	$10.66 to $23.23	237,314	5.91%	0.00% to 1.75%	-6.38% to -5.29%
2000	10,367	$11.30 to $24.73	195,903	*	*	*

Fidelity® VIP Growth
2002	23,257	$8.30 to $18.00	277,744	0.25%	0.00% to 1.50%	-31.15% to -30.35%
2001	22,173	$11.97 to $26.05	388,351	7.04%	0.00% to 1.75%	-18.89% to -17.94%
2000	20,583	$14.65 to $32.00	448,872	*	*	*

Fidelity® VIP High Income
2002	529	$6.58 to $6.61	3,569	8.54%	1.00% to 1.50%	2.31% to 2.41%
2001	411	$6.43 to $6.45	2,694	12.33%	0.75% to 1.50%	-12.83% to -12.67%
2000	332	$7.38 to $7.39	2,450	*	*	*

S-107

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

Fidelity® Variable Insurance Products Funds (continued):
Fidelity® VIP Overseas
2002	1,719	$5.21 to $9.79	$ 14,076	0.74%	0.00% to 1.50%	-21.47% to -20.56%
2001	1,306	$6.61 to $12.42	14,766	13.21%	0.00% to 1.75%	-22.35% to -21.44%
2000	1,232	$8.47 to $15.94	18,192	*	*	*

Fidelity® Variable Insurance Products Funds II:
Fidelity® VIP II Asset ManagerSM
2002	1,221	$14.88 to $14.94	18,235	3.97%	1.00% to 1.10%	-9.73% to -9.64%
2001	1,306	$16.48 to $16.54	21,589	5.70%	1.05% to 1.25%	-5.29% to -5.10%
2000	1,362	$17.41 to $17.43	23,730	*	*	*

Fidelity® VIP II Contrafund®
2002	23,810	$10.26 to $19.58	382,356	0.79%	0.00% to 1.50%	-10.70% to -9.48%
2001	20,685	$11.40 to $21.82	375,287	3.44%	0.00% to 1.75%	-13.56% to -12.55%
2000	19,961	$11.84 to $25.13	420,902	*	*	*

Fidelity® VIP II Index 500
2002	4,302	$16.83 to $16.90	72,668	1.32%	1.00% to 1.10%	-23.10% to -23.32%
2001	4,378	$21.89 to $21.96	96,097	1.12%	1.05% to 1.25%	-13.20% to -13.03%
2000	4,146	$25.21 to $25.25	104,650	*	*	*

Franklin Templeton Variable Insurance Products:
Franklin Small Cap Value Securities
2002	860	$9.19 to $9.32	7,951	0.55%	0.55% to 1.50%	-10.62% to -10.12%
2001	13	$10.28 to $10.30	130	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING GET Fund:
ING GET Fund - Series D
2002	22,908	$10.04 to $10.59	234,066	4.30%	0.25% to 1.75%	-1.09% to 0.06%
2001	28,027	$10.15 to $10.54	288,294	1.46%	0.25% to 1.75%	0.22% to 1.38%
2000	32,394	$10.13 to $10.38	331,079	*	*	*

S-108

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

ING GET Fund (continued):
ING GET Fund - Series E
2002	10,072	$10.23 to $10.62	$ 104,443	4.02%	0.25% to 1.75%	2.28% to 3.36%
2001	11,703	$10.01 to $10.28	118,197	0.79%	0.25% to 1.75%	-0.96% to 0.10%
2000	12,965	$10.10 to $10.27	131,675	*	*	*

ING GET Fund - Series G
2002	2,896	$10.16 to $10.48	29,756	3.84%	0.25% to 1.75%	3.15% to 4.13%
2001	3,400	$9.85 to $10.11	33,746	0.39%	0.25% to 1.75%	-0.35% to 0.08%
2000	3,829	$9.88 to $10.03	38,004	*	*	*

ING GET Fund - Series H
2002	2,251	$10.23 to $10.62	23,282	3.60%	0.25% to 1.75%	2.95% to 3.93%
2001	2,578	$9.93 to $10.17	25,808	0.47%	0.25% to 1.75%	-1.09% to 0.08%
2000	2,894	$9.87 to $10.16	29,176	*	*	*

ING GET Fund - Series I
2002	117	$10.15	1,190	3.54%	1.75%	3.52%
2001	128	$9.80	1,252	0.24%	1.75%	-0.60%
2000	138	$9.86	1,364	*	*	*

ING GET Fund - Series J
2002	39	$10.10	394	3.47%	1.75%	4.23%
2001	39	$9.69	381	0.16%	1.75%	-0.46%
2000	47	$9.73	457	*	*	*

ING GET Fund - Series K
2002	200	$10.17 to $10.27	2,048	2.74%	1.25% to 1.75%	3.90% to 4.41%
2001	231	$9.79 to $9.84	2,275	0.00%	1.30% to 1.75%	-2.52% to -2.09%
2000	285	$10.04 to $10.05	2,863	*	*	*

ING GET Fund - Series L
2002	117	$10.12	1,187	0.05%	1.25%	1.41%
2001	131	$9.98	1,305	4.60%	1.30%	-0.36%
2000	2	$10.02	16	*	*	*

S-109

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

ING GET Fund (continued):
ING GET Fund - Series Q
2002	498	$10.11	$ 5,031	2.28%	1.25%	***
2001	364	$10.00	3,642	**	1.05%	**
2000	**	**	**	**	**	**

ING GET Fund - Series S
2002	4,624	$10.04 to $10.11	46,558	***	0.25% to 1.75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING VP Balanced
2002	32,476	$10.03 to $26.92	597,925	1.06%	0.00% to 1.50%	-11.64% to -10.62%
2001	36,765	$11.27 to $30.30	768,043	5.73%	0.00% to 1.75%	-5.66% to -4.54%
2000	38,718	$11.85 to $31.93	875,436	*	*	*

ING VP Bond
2002	24,208	$13.07 to $68.41	458,178	3.22%	0.00% to 1.50%	6.72% to 7.96%
2001	23,313	$12.15 to $63.81	409,596	6.40%	0.00% to 1.75%	7.12% to 8.37%
2000	17,978	$11.26 to $59.29	301,919	*	*	*

ING VP Emerging Markets
2002	871	$5.75 to $5.77	5,020	-	1.00%	-10.24% to -10.23%
2001	859	$6.41 to $6.43	5,519	20.84%	1.00% to 1.25%	-11.54% to -11.37%
2000	878	$7.24 to $7.25	6,367	*	*	*

ING VP Money Market
2002	23,887	$11.78 to $49.45	368,846	3.78%	0.00% to 1.50%	0.11% to 1.27%
2001	24,401	$11.68 to $48.83	374,569	5.45%	0.00% to 1.75%	2.38% to 3.62%
2000	21,736	$11.32 to $47.51	322,714	*	*	*

ING VP Natural Resources
2002	1,022	$8.30 to $13.46	11,897	0.18%	0.00% to 1.50%	-3.56% to -2.54%
2001	1,061	$8.54 to $13.82	12,751	-	0.00% to 1.75%	-17.19% to -16.23%
2000	1,140	$10.24 to $16.64	16,696	*	*	*

S-110

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

ING Generations Portfolios, Inc.:
ING VP Strategic Allocation Balanced
2002	3,907	$8.84 to $13.98	$ 47,846	2.59%	0.00% to 1.50%	-10.89% to -9.85%
2001	4,144	$9.85 to $15.59	57,038	2.54%	0.00% to 1.75%	-8.39% to -7.32%
2000	4,127	$10.67 to $16.92	62,530	*	*	*

ING VP Strategic Allocation Growth
2002	4,739	$7.99 to $13.73	56,046	1.75%	0.00% to 1.50%	-15.04% to -14.06%
2001	4,817	$9.34 to $16.07	67,010	1.60%	0.00% to 1.75%	-12.87% to -11.85%
2000	4,801	$10.63 to $18.33	77,057	*	*	*

ING VP Strategic Allocation Income
2002	2,347	$10.23 to $14.66	31,610	3.44%	0.00% to 1.50%	-5.77% to -4.68%
2001	2,600	$10.77 to $15.41	37,096	4.35%	0.00% to 1.75%	-3.84% to -2.71%
2000	2,622	$11.12 to $15.89	39,124	*	*	*

ING Partners, Inc.:
ING Alger Aggressive Growth - Initial Class
2002	-	$9.58	-	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Alger Aggressive Growth - Service Class
2002	166	$5.00 to $7.32	902	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Alger Growth
2002	39	$6.48 to $6.85	255	***	0.75% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING American Century Small Cap Value
2002	227	$8.07 to $8.12	1,834	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-111

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

ING Partners, Inc. (continued):
ING Baron Small Cap Growth
2002	372	$8.67 to $8.73	$ 3,239	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING DSI Enhanced Index
2002	19	$6.18 to $8.04	126	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Goldman Sachs® Capital Growth
2002	43	$7.59 to $8.32	347	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING JPMorgan Fleming International
2002	8,676	$7.24 to $15.19	107,839	0.62%	0.00% to 1.50%	-19.30% to -18.37%
2001	9,398	$8.90 to $18.73	145,566	23.69%	0.00% to 1.75%	-28.02% to -27.18%
2000	10,064	$12.27 to $25.91	219,543	*	*	*

ING JPMorgan Mid Cap Value
2002	113	$9.15 to $9.21	1,038	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING MFS Capital Opportunities
2002	8,811	$7.36 to $20.69	129,150	-	0.00% to 1.50%	-31.20% to -30.41%
2001	9,985	$10.67 to $29.93	216,006	18.63%	0.00% to 1.75%	-25.88% to -25.02%
2000	9,596	$14.36 to $40.20	291,499	*	*	*

ING MFS Global Growth
2002	24	$8.30 to $8.35	202	***	0.70% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-112

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

ING Partners, Inc. (continued):
ING MFS Research
2002	11,666	$6.95 to $11.58	$ 114,492	0.20%	0.00% to 1.50%	-26.01% to -25.15%
2001	12,954	$9.39 to $15.50	172,262	20.46%	0.00% to 1.75%	-22.07% to -21.20%
2000	13,514	$12.05 to $19.72	234,529	*	*	*

ING OpCap Balanced Value
2002	59	$8.00 to $9.69	515	***	0.70% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING PIMCO Total Return
2002	1,518	$10.70 to $10.77	16,279	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Salomon Brothers Aggressive Growth
2002	21,979	$5.54 to $9.90	175,927	-	0.00% to 1.50%	-36.27% to -35.53%
2001	24,305	$8.63 to $15.50	305,237	6.20%	0.00% to 1.75%	-26.33% to -25.47%
2000	24,658	$11.63 to $20.98	425,188	*	*	*

ING Salomon Brothers Capital
2002	23	$7.48 to $11.99	244	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Salomon Brothers Investors Value
2002	67	$7.62 to $9.89	635	***	0.60% to 1.40%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

S-113

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

ING Partners, Inc. (continued):
ING T. Rowe Price Growth Equity
2002	12,185	$9.02 to $16.86	$ 169,889	0.19%	0.00% to 1.50%	-24.44% to -23.64%
2001	12,122	$11.85 to $22.20	223,753	15.67%	0.00% to 1.75%	-11.56% to -10.53%
2000	11,636	$13.30 to $24.99	244,865	*	*	*

ING UBS Tactical Asset Allocation
2002	42	$7.61 to $23.76	474	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Van Kampen Comstock
2002	983	$8.29 to $8.35	8,175	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Variable Funds:
ING VP Growth and Income
2002	139,292	$6.29 to $199.83	2,141,418	0.84%	0.00% to 1.50%	-26.11% to -25.25%
2001	162,099	$8.45 to $268.94	3,399,498	0.60%	0.00% to 1.75%	-19.62% to -18.68%
2000	178,363	$10.44 to $332.72	4,739,548	*	*	*

ING Variable Portfolios, Inc.:
ING VP Growth
2002	7,963	$3.92 to $10.79	76,539	-	0.00% to 1.50%	-30.00% to -29.19%
2001	8,753	$5.57 to $15.43	120,765	11.29%	0.00% to 1.75%	-28.16% to -27.32%
2000	8,901	$7.72 to $21.24	171,159	*	*	*

ING VP Index Plus LargeCap
2002	29,577	$8.36 to $14.03	378,460	0.24%	0.00% to 1.50%	-22.70% to -21.80%
2001	27,743	$10.73 to $18.18	459,606	4.07%	0.00% to 1.75%	-14.92% to -13.92%
2000	25,137	$12.52 to $21.13	488,938	*	*	*

S-114

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

ING Variable Portfolios, Inc. (continued):
ING VP Index Plus MidCap
2002	11,364	$12.33 to $13.38	$ 144,261	0.45%	0.00% to 1.50%	-13.40% to -12.40%
2001	6,071	$14.24 to $15.20	88,491	5.86%	0.00% to 1.75%	-2.80% to-1.67%
2000	3,705	$14.65 to $15.46	55,395	*	*	*

ING VP Index Plus SmallCap
2002	5,909	$8.96 to $9.88	54,579	0.17%	0.00% to 1.50%	-14.50% to -13.51%
2001	2,687	$10.48 to $11.37	28,860	4.91%	0.00% to 1.75%	0.87% to 2.05%
2000	1,211	$9.94 to $11.14	12,843	*	*	*

ING VP International Equity
2002	1,316	$4.43 to $6.40	8,248	0.22%	0.00% to 1.50%	-27.77% to -26.93%
2001	1,269	$6.10 to $8.79	10,978	0.11%	0.00% to 1.75%	-25.02% to -24.14%
2000	1,117	$8.09 to $11.62	12,949	*	*	*

ING VP Small Company
2002	9,115	$7.15 to $14.86	115,085	0.48%	0.00% to 1.50%	-24.37% to -23.50%
2001	7,976	$9.41 to $19.68	134,200	3.51%	0.00% to 1.75%	2.44% to 3.64%
2000	6,314	$9.15 to $19.00	104,712	*	*	*

ING VP Technology
2002	8,904	$2.53 to $2.64	23,001	-	0.00% to 1.50%	-42.16% to -41.49%
2001	7,145	$4.35 to $4.50	31,754	-	0.00% to 1.75%	-24.13% to -23.22%
2000	4,262	$5.71 to $5.87	24,855	*	*	*

ING VP Value Opportunity
2002	9,633	$9.09 to $13.82	115,345	0.46%	0.00% to 1.50%	-27.07% to -26.22%
2001	7,322	$12.37 to $18.98	118,660	4.66%	0.00% to 1.75%	-10.97% to -9.93%
2000	3,530	$13.79 to $20.91	63,066	*	*	*

S-115

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

ING Variable Products:
ING VP Growth Opportunities
2002	26	$6.00 to $6.08	$ 158	-	0.55% to 1.40%	-32.22%
2001	1	$8.92	10	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING VP International Value
2002	1,603	$7.95 to $8.07	12,825	0.86%	0.45% to 1.50%	-16.56% to -16.17%
2001	160	$9.54 to $9.56	1,529	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING VP MagnaCap
2002	80	$6.82 to $6.86	544	***	0.60% to 1.40%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING VP MidCap Opportunities
2002	66	$6.89 to $6.99	457	-	0.55% to 1.50%	-26.79% to -26.57%
2001	3	$9.45 to $9.46	30	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING VP SmallCap Opportunities
2002	446	$4.96 to $5.04	2,239	-	0.45% to 1.50%	-44.29% to -44.13%
2001	7	$8.95 to $8.96	59	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Janus Aspen Series:
Janus Aspen Series Aggressive Growth
2002	31,862	$7.88 to $15.46	369,184	-	0.00% to 1.50%	-29.01% to -28.04%
2001	34,630	$11.02 to $21.67	569,410	-	0.00% to 1.75%	-40.36% to -39.66%
2000	33,795	$18.33 to $36.17	950,193	*	*	*

S-116

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

Janus Aspen Series (continued):
Janus Aspen Series Balanced
2002	19,717	$8.29 to $21.87	$ 353,540	2.57%	0.00% to 1.50%	-7.84% to -6.77%
2001	17,000	$8.95 to $23.65	338,450	2.71%	0.00% to 1.75%	-6.13% to -5.04%
2000	13,548	$9.49 to $25.11	296,054	*	*	*

Janus Aspen Series Capital Appreciation
2002	326	$6.15 to $8.32	2,019	0.33%	1.00% to 1.25%	-16.77%
2001	72	$7.39	530	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Janus Aspen Series Flexible Income
2002	5,626	$12.74 to $19.53	92,271	4.52%	0.00% to 1.50%	8.83% to 10.09%
2001	3,776	$11.67 to $17.78	56,744	6.11%	0.00% to 1.75%	6.13% to 7.36%
2000	2,595	$10.97 to $16.61	36,898	*	*	*

Janus Aspen Series Growth
2002	16,346	$7.70 to $14.67	199,166	-	0.00% to 1.50%	-27.61% to -26.77%
2001	18,060	$10.56 to $20.16	305,619	0.25%	0.00% to 1.75%	-25.86% to -25.00%
2000	17,916	$14.14 to $27.07	412,686	*	*	*

Janus Aspen Series Worldwide Growth
2002	36,207	$7.94 to $18.36	513,443	0.87%	0.00% to 1.50%	-26.61% to -25.61%
2001	40,344	$10.75 to $24.94	783,656	0.45%	0.00% to 1.75%	-23.60% to -22.71%
2000	42,211	$13.96 to $32.52	1,083,720	*	*	*

Janus Twenty
2002	99	$3.86 to $3.88	383	0.63%	0.95% to 1.10%	-24.85% to -24.74%
2001	97	$5.14 to $5.15	497	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

S-117

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

Lord Abbett Funds:
Lord Abbett Growth and Income
2002	1,545	$7.83 to $7.93	$ 12,172	1.05%	0.55% to 1.50%	-19.17% to -18.81%
2001	126	$9.70 to $9.72	1,226	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Lord Abbett Mid-Cap Value - Class A
2002	2	$9.50	21	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Lord Abbett Mid-Cap Value
2002	1,213	$8.29 to $8.41	10,124	1.08%	0.55% to 1.50%	-10.91% to -10.64%
2001	28	$9.34 to $9.35	265	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

MFS® Variable Insurance Trust:
MFS® Total Return
2002	3,443	$11.41 to $11.45	39,338	1.50%	1.00% to 1.10%	-6.21% to -6.11%
2001	1,743	$12.16 to $12.20	21,228	3.77%	1.05% to 1.25%	-1.00% to -0.81%
2000	395	$12.28 to $12.30	4,860	*	*	*

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth
2002	-	-	3	***	1.25%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Oppenheimer Developing Markets
2002	145	$8.91	1,294	2.50%	1.00%	-2.58%
2001	24	$9.15 to $13.82	223	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

S-118

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

Oppenheimer Variable Account Funds (continued):
Oppenheimer Global Securities
2002	10,640	$10.74 to $11.36	$ 117,400	0.51%	0.00% to 1.50%	-23.30% to -22.41%
2001	6,078	$14.01 to $14.59	86,986	10.25%	0.00% to 1.75%	-13.36% to -12.34%
2000	3,052	$16.17 to $16.76	50,259	*	*	*
Oppenheimer Main Street Growth & Income
2002	-	-	28	***	1.25% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Oppenheimer Strategic Bond
2002	1,474	$11.06 to $11.73	16,662	6.58%	0.00% to 1.50%	5.84% to 7.07%
2001	924	$10.45 to $10.91	9,817	6.28%	0.00% to 1.75%	3.28% to 4.48%
2000	586	$10.12 to $10.79	6,010	*	*	*

Pax World Balanced
2002	195	$8.14 to $8.22	1,605	1.68%	0.85% to 1.25%	-9.77%
2001	254	$9.10	2,309	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Pioneer Variable Contracts:
Pioneer Equity Income VCT
2002	472	$7.96 to $8.07	3,782	2.54%	0.55% to 1.50%	-16.99% to -16.62%
2001	9	$9.60 to $9.62	88	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Pioneer Fund VCT
2002	57	$7.51 to $7.61	432	1.24%	0.55% to 1.50%	-20.16% to -19.80%
2001	1	$9.41 to $9.43	9	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

S-119

ING Insurance Company of America

Notes to Financial Statements (continued)

8. Financial Highlights (continued)
Division	Units (000s)	Unit Fair Value lowest to highest	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return lowest to highest

Pioneer Variable Contracts (continued):
Pioneer Mid Cap Value VCT
2002	245	$8.70 to $8.82	$ 2,143	0.33%	0.55% to 1.50%	-12.53% to -12.05%
2001	8	$9.95 to $9.97	81	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

*	Not provided for 2000.
**	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
***	As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

S-120

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

Index to Consolidated Financial Statements

Page

Reports of Independent Auditors ...........................................................................................	F-2

Consolidated Financial Statements:

Consolidated Income Statements for the years ended December 31, 2002 and 2001, one month ended December 31, 2000 and eleven months ended November 30, 2000 ......	F-4

Consolidated Balance Sheets as of December 31, 2002 and 2001 ............................	F-5

  Consolidated Statements of Changes in Shareholder's Equity for the years ended
     December 31, 2002 and 2001, one month ended December 31, 2000 and eleven months ended November 30, 2000 ...............................................................

F-6

  Consolidated Statements of Cash Flows for the years ended December 31, 2002 and
     2001, one month ended December 31, 2000 and eleven months ended November 30,
     2000 ......................................................................................................

F-7

Notes to Consolidated Financial Statements ....................................................................	F-8

F-1
Report of Independent Auditors

The Board of Directors ING Life Insurance and Annuity Company

  We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

  As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

/s/ Ernst & Young LLP

Atlanta, Georgia March 25, 2003

F-2
Independent Auditors' Report

  The Shareholders and Board of Directors
  ING Life Insurance and Annuity Company

  We have audited the accompanying consolidated statements of income, changes in shareholder's equity and cash flows of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

  We conducted our audit in accordance with auditing standards generally accepted in the United
  States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Life Insurance and Annuity Company and Subsidiaries for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

  As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

/s/ KPMG LLP

Hartford, Connecticut March 27, 2001

F-3
ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)
Consolidated Income Statements
(Millions)
				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
	2002	2001	2000	2000
Revenues:
Premiums	$ 98.7	$ 114.2	$ 16.5	$ 137.7
Fee income	418.2	553.4	49.8	573.3
Net investment income	959.5	888.4	78.6	833.8
Net realized capital gains (losses)	(101.0)	(21.0)	1.8	(37.2)
Total revenue	1,375.4	1,535.0	146.7	1,507.6

Benefits, losses and expenses:
Benefits:
Interest credited and other benefits to policyholders	746.4	729.6	68.9	726.7
Underwriting, acquisition, and insurance expenses:
Operating expenses	361.4	444.2	49.1	414.6
Amortization:
Deferred policy acquisition costs and value of business acquired	181.5	112.0	10.2	116.7
Goodwill	-	61.9	-	-
Total benefits, losses and expenses	1,289.3	1,347.7	128.2	1,258.0

Income before income taxes, discontinued operations and cumulative effect of change in accounting principle	86.1	187.3	18.5	249.6
Income tax expense	18.6	87.4	5.9	78.1

Income before discontinued operations and cumulative effect of change in accounting principle	67.5	99.9	12.6	171.5
Discontinued operations, net of tax	-	-	-	5.7
Cumulative effect of change in accounting principle	(2,412.1)	-	-	-
Net income (loss)	$(2,344.6)	$ 99.9	$ 12.6	$ 177.2

See Notes to Consolidated Financial Statements

F-4
ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)
Consolidated Balance Sheets
(Millions, except share data)

	As of December 31,
	2002	2001
Assets
Investments:
Fixed maturities, available for sale, at fair value (amortized cost of $15,041.2 at 2002 and $13,249.2 at 2001)	$15,767.0	$13,539.9
Equity securities at fair value:
Nonredeemable preferred stock (cost of $34.2 at 2002 and $27.0 at 2001)	34.2	24.6
Investment in affiliated mutual funds (cost of $203.9 at 2002 and $22.9 at 2001)	201.0	25.0
Common stock (cost of $0.2 at 2002 and $2.3 at 2001)	0.2	0.7
Mortgage loans on real estate	576.6	241.3
Policy loans	296.3	329.0
Short-term investments	6.2	31.7
Other investments	52.2	18.2
Securities pledged to creditors (amortized cost of $154.9 at 2002 and $466.9 at 2001)	155.0	467.2
Total investments	17,088.7	14,677.6

Cash and cash equivalents	65.4	82.0
Short term investments under securities loan agreement	164.3	488.8
Accrued investment income	170.9	160.9
Reciprocal loan with affiliate	-	191.1
Reinsurance recoverable	2,986.5	2,990.7
Deferred policy acquisition costs	229.8	121.3
Value of business acquired	1,438.4	1,601.8
Goodwill (net of accumulated amortization of $61.9 at 2001)	-	2,412.1
Property, plant and equipment (net of accumulated depreciation of $56.0 at 2002 and $33.9 at 2001)	49.8	66.1
Other assets	145.8	149.7
Assets held in separate accounts	28,071.1	32,663.1
Total assets	$50,410.7	$55,605.2

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
Future policy benefits and claims' reserves	$ 3,305.2	$ 3,996.8
Unpaid claims and claim expenses	30.0	28.8
Other policyholder's funds	14,756.0	12,135.8
Total policy liabilities and accruals	18,091.2	16,161.4
Payables under securities loan agreement	164.3	488.8
Current income taxes	84.5	59.2
Deferred income taxes	163.1	153.7
Other liabilities	1,573.7	1,624.7
Liabilities related to separate accounts	28,071.1	32,663.1
Total liabilities	48,147.9	51,150.9

Shareholder's equity:
Common stock (100,000 shares authorized; 55,000 shares issued and outstanding, $50.00 per share par value)	2.8	2.8
Additional paid-in capital	4,416.5	4,292.4
Accumulated other comprehensive income	108.3	46.6
Retained earnings (deficit)	(2,264.8)	112.5
Total shareholder's equity	2,262.8	4,454.3
Total liabilities and shareholder's equity	$50,410.7	$55,605.2

See Notes to Consolidated Financial Statements
F-5

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)
Consolidated Statements of Changes in Shareholder's Equity
(Millions)

	Common Stock	Additional Paid-in-Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at December 31, 1999	$2.8	$ 431.9	$(44.8)	$ 995.8	$ 1,385.7
Comprehensive income:
Net income	-	-	-	177.2	177.2
Other comprehensive income net of tax: Unrealized gain on securities ($79.4 pretax)	-	-	51.6	-	51.6
Comprehensive income:					228.8
Adjustment for purchase accounting	-	3,751.7	-	(1,173.0)	2,578.7
Capital contributions	-	129.5	-	-	129.5
Common stock dividends	-	(10.1)	-	-	(10.1)
Other changes	-	0.8	-	-	0.8
Balance at November 30, 2000	2.8	4,303.8	6.8	-	4,313.4
Comprehensive income:
Net income	-	-	-	12.6	12.6
Other comprehensive income net of tax: Unrealized gain on securities ($28.7 pretax)	-	-	18.6	-	8.6
Comprehensive income					31.2
Balance at December 31, 2000	2.8	4,303.8	25.4	12.6	4,344.6
Comprehensive income:
Net income	-	-	-	99.9	99.9
Other comprehensive income net of tax: Unrealized gain on securities ($32.5 pretax)	-	-	21.2	-	21.2
Comprehensive income					121.1
Return of capital	-	(11.3)	-	-	(11.3)
Other changes	-	(0.1)	-	-	(0.1)
Balance at December 31, 2001	2.8	4,292.4	46.6	112.5	4,454.3
Comprehensive income:
Net (loss)	-	-	-	(2,344.6)	(2,344.6)
Other comprehensive income net of tax: Unrealized gain on securities ($94.9 pretax)	-	-	61.7	-	61.7
Comprehensive (loss)					(2,282.9)
Distribution of IA Holdco	-	(27.4)	-	(32.7)	(60.1)
Capital contributions	-	164.3	-	-	164.3
SERP - transfer	-	(15.1)	-	-	(15.1)
Other changes	-	2.3	-	-	2.3
Balance at December 31, 2002	$2.8	$4,416.5	$108.3	$(2,264.8)	$ 2,262.8

See Notes to Consolidated Financial Statements

F-6
ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)
Consolidated Statements of Cash Flows
(Millions)
				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
	2002	2001	2000	2000
Cash Flows from Operating Activities:
Net income (loss)	$ (2,344.6)	$ 99.9	$ 12.6	$ 177.2
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization or (accretion) of discount on investments	115.5	(1.2)	(2.7)	(32.6)
Amortization of deferred gain on sale	-	-	-	(5.7)
Net realized capital (gains) losses	101.0	21.0	(1.8)	37.2
(Increase) decrease in accrued investment income	(10.0)	(13.7)	6.6	(3.1)
(Increase) decrease in premiums due and other receivables	172.7	(95.6)	31.1	(23.7)
(Increase) decrease in policy loans	-	10.3	0.1	(25.4)
(Increase) decrease in deferred policy acquisition costs	(108.5)	(121.3)	(12.2)	(136.6)
(Increase) decrease in value of business acquired	139.4	13.9	-	-
Amortization of goodwill	-	61.9	-	-
Impairment of goodwill	2,412.1	-	-	-
Increase (decrease) in universal life account balances	-	17.6	(3.8)	23.8
Change in other insurance reserve liabilities	953.7	(136.3)	(5.3)	85.6
Change in other assets and liabilities	72.8	(68.0)	103.9	(75.2)
Provision for deferred income taxes	23.6	89.5	(14.3)	23.1
Net cash provided by (used for) operating activities	1,527.7	(122.0)	114.2	44.6

Cash Flows from Investing Activities:
Proceeds from the sale of:
Fixed maturities available for sale	24,980.4	14,216.7	233.0	10,083.2
Equity securities	57.2	4.4	1.5	118.4
Mortgages	2.0	5.2	0.1	2.1
Investment maturities and collections of:
Fixed maturities available for sale	1,334.9	1,121.8	53.7	573.1
Short-term investments	1,796.7	7,087.3	0.4	59.9
Acquisition of investments:
Fixed maturities available for sale	(28,105.5)	(16,489.8)	(230.7)	(10,505.5)
Equity securities	(81.8)	(50.0)	(27.8)	(17.6)
Short-term investments	(11,771.3)	(6,991.1)	(10.0)	(113.1)
Mortgages	(343.7)	(242.0)	-	-
(Increase) decrease in policy loans	32.7	-	-	-
(Increase) decrease in property and equipment	(5.8)	7.4	1.9	5.4
Other, net	(47.8)	(4.7)	0.3	(4.0)
Net cash provided by (used for) investing activities	(2,152.0)	(1,334.8)	22.4	201.9

Cash Flows from Financing Activities:
Deposits and interest credited for investment contracts	1,332.5	1,941.5	164.2	1,529.7
Maturities and withdrawals from insurance contracts	(741.4)	(1,082.7)	(156.3)	(1,832.6)
Capital contribution from HOLDCO	-	-	-	73.5
Return of capital	-	(11.3)	-	-
Dividends paid to shareholder	-	-	-	(10.1)
Other, net	16.6	(105.0)	(73.6)	22.0
Net cash provided by (used for) financing activities	607.7	742.5	(65.7)	(217.5)

Net increase (decrease) in cash and cash equivalents	(16.6)	(714.3)	70.9	29.0
Effect of exchange rate changes on cash and cash equivalents	-	-	-	2.0
Cash and cash equivalents, beginning of period	82.0	796.3	725.4	694.4
Cash and cash equivalents, end of period	$ 65.4	$ 82.0	$ 796.3	$ 725.4
Supplemental cash flow information: Income taxes (received) paid, net	$ 6.7	$ (12.3)	$ 20.3	$ 39.9
See Notes to Consolidated Financial Statements
F-7
Notes to Consolidated Financial Statements
1.	Significant Accounting Policies
Principles of Consolidation

  The consolidated financial statements include ING Life Insurance and Annuity Company ("ILIAC" or the "Company") and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisors, LLC ("IFA"), and through February 28, 2002, Aetna Investment Adviser Holding Company, Inc. ("IA Holdco"). The Company is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in the Netherlands.

  HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

  On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

  For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

  The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2,297.4 million. Goodwill was amortized over a period of 40 years prior to
  January 1, 2002.

The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair

F-8
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

  The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING;

The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

  The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but were no longer providing a benefit to the Company's operations, was warranted; and

The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

  The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

  Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

  In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

F-9

Notes to Consolidated Financial Statements (continued)

1.	Significant Accounting Policies (continued)

  USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

  Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

  Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna
  Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

Discontinued Operations included universal life, variable universal life, traditional whole life and term insurance.

Description of Business

  The Company offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

New Accounting Standards

Accounting for Goodwill and Intangible Assets

  In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," ("FAS No.142"), effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

F-10
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

  As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

  The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $2,412.1 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Income Statement.

  Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

			Preacquisition
	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2001	2000	2000
Reported net income after tax	$ 99.9	$12.6	$177.2
Add back goodwill amortization, net of tax	61.9	-	-
Adjusted net income after tax	$161.8	$12.6	$177.2

Accounting for Derivative Instruments and Hedging Activities

  In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

F-11
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

  The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions.

Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

  Warrants are carried at fair value and are recorded as either derivative instruments or FAS
  No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2002 and 2001, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

  The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

  The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

F-12
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

Guarantees

  In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

Future Accounting Standards

Embedded Derivatives

  The FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS No.133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of
  the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

FASB Interpretation No. 46 Consolidation of Variable Interest Entities

  In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interest in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

F-13
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with the VIEs and does not believe it has any significant investments or ownership in VIEs.

Use of Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments

  All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

  The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

  In addition, the Company invests in structured securities that meet the criteria of Emerging
  Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue
  No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

F-14
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

  Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other policyholders' funds. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations.

Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

  Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

  Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

  The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard,

F-15
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

December 31, 2002 (Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Total securities pledged to creditors	$154.9	$0.1	$-	$155.0

December 31, 2001 (Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Total securities pledged to creditors	$466.9	$1.1	$0.8	$467.2

Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

  Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

  Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

  Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

  The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

F-16
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

  On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

Deferred Policy Acquisition Costs and Value of Business Acquired

  Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

  The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

  Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

  Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

(Millions)
Balance at December 31, 2001	$1,601.8
Adjustment for unrealized gain (loss)	(21.9)
Additions	25.0
Interest accrued at 7%	86.8
Amortization	(253.3)
Balance at December 31, 2002	$1,438.4

F-17
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

  The estimated amount of VOBA to be amortized, net of interest, over the next five years is
  $105.6 million, $102.1 million, $101.9 million, $91.5 million and $88.3 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

  As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net $15.9 million of federal income tax benefit.

Policy Liabilities and Accruals

  Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

  Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

  Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

  Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 12.3% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No.115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

F-18
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Revenue Recognition

  For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees are recorded as revenue in and are included in the fee income line on the Income Statements assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

Separate Accounts

  Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

  Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

  Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $29.7 million and of $10.8 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

  Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 10.0% in 2002 and 3.0% to 14.0% in 2001.

  Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the

F-19
Notes to Consolidated Financial Statements (continued)
1.	Significant Accounting Policies (continued)

guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Reinsurance

  The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2002 and 2001 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business.

Income Taxes

  The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

F-20
Notes to Consolidated Financial Statements (continued)
2.	Investments

Fixed maturities available for sale as of December 31 were as follows:

2002 (Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government and government agencies and authorities	$ 74.2	$ 2.9	$ -	$ 77.1

States, municipalities and political subdivisions	10.2	2.5	-	12.7

U.S. corporate securities:
Public utilities	627.6	28.1	6.4	649.3
Other corporate securities	7,742.6	543.5	33.1	8,253.0
Total U.S. corporate securities	8,370.2	571.6	39.5	8,902.3

Foreign securities:
Government	336.9	18.2	6.6	348.5
Other	148.0	8.4	1.2	155.2
Total foreign securities	484.9	26.6	7.8	503.7

Mortgage-backed securities	5,374.2	167.1	34.0	5,507.3
Other asset-backed securities	882.4	47.0	10.5	918.9
Total fixed maturities, including fixed maturities pledged to creditors	15,196.1	817.7	91.8	15,922.0
Less: Fixed maturities pledged to creditors	154.9	0.1	-	155.0

Fixed maturities	$15,041.2	$817.6	$91.8	$15,767.0

F-21
Notes to Consolidated Financial Statements (continued)
2.	Investments (continued)
2001 (Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government and government agencies and authorities	$391.0	$11.0	$4.2	$397.8
States, municipalities and political subdivisions	173.7	7.7	-	181.4
U.S. corporate securities:
Public utilities	268.5	6.5	7.9	267.1
Other corporate securities	6,138.8	203.0	62.6	6,279.2
Total U.S. corporate securities	6,407.3	209.5	70.5	6,546.3

Foreign securities:
Government	153.2	5.2	0.9	157.5
Total foreign securities	153.2	5.2	0.9	157.5

Mortgage-backed securities	4,513.3	90.1	15.9	4,587.5
Other asset-backed securities	2,077.6	67.1	8.1	2,136.6
Total fixed maturities, including fixed maturities pledged to creditors	13,716.1	390.6	99.6	14,007.1
Less: Fixed maturities pledged to creditors	466.9	1.1	0.8	467.2

Fixed maturities	$13,249.2	$389.5	$98.8	$13,539.9

  At December 31, 2002 and 2001, net unrealized appreciation of $725.9 million and
  $291.0 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included $563.1 million and $233.0 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

F-22
Notes to Consolidated Financial Statements (continued)
2.	Investments (continued)

  The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

(Millions)	Amortized Cost	Fair Value
Due to mature:
One year or less	$ -	$ -
After one year through five years	1,826.6	1,907.8
After five years through ten years	3,455.2	3,673.3
After ten years	3,657.7	3,914.7
Mortgage-backed securities	5,374.2	5,507.3
Other asset-backed securities	882.4	918.9
Less: Fixed maturities securities pledged to creditor	154.9	155.0
Fixed maturities	$ 15,041.2	$15,767.0

At December 31, 2002 and 2001, fixed maturities with carrying values of $10.5 million and $9.0 million, respectively, were on deposit as required by regulatory authorities.

  The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002 or 2001.

  The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2002 and 2001, approximately 5.5% and 3.0%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

Investments in equity securities as of December 31 were as follows:
(Millions)	2002	2001
Amortized Cost	$238.3	$52.2
Gross unrealized gains	-	4.5
Gross unrealized losses	2.9	6.4
Fair Value	$235.4	$50.3

  Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase

F-23
Notes to Consolidated Financial Statements (continued)
2.	Investments (continued)

  substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.3 billion at December 31, 2002. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Impairments

  During 2002, the Company determined that fifty-six fixed maturity securities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturity securities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturity securities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their value of $10.5 million.

3.	Financial Instruments

Estimated fair Value

  The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

  FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

  Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit

F-24

Notes to Consolidated Financial Statements (continued)

3.	Financial Instruments (continued)

  quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

Equity securities: Fair values of these securities are based upon quoted market value.

  Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

  Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

Investment contract liabilities (included in other policyholders' funds):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

  Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

F-25
Notes to Consolidated Financial Statements (continued)
3.	Financial Instruments (continued)

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

	2002		2001
(Millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturity securities	$ 15,767.0	$ 15,767.0	$ 13,539.9	$ 13,539.9
Equity securities	235.4	235.4	50.3	50.3
Mortgage loans	576.6	632.6	241.3	247.7
Policy loans	296.3	296.3	329.0	329.0
Short term investments	6.2	6.2	31.7	31.7
Cash and cash equivalents	65.4	65.4	82.0	82.0

Liabilities:
Investment contract liabilities:
With a fixed maturity	(1,129.8)	(1,122.8)	(1,021.7)	(846.5)
Without a fixed maturity	(10,783.6)	(10,733.8)	(11,114.1)	(10,624.3)

  Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Derivative Financial Instruments

Interest Rate Floors

  Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at
  December 31, 2002 or 2001.

Interest Rate Caps

  Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively. The Company did not have interest rate caps at December 31, 2001.

F-26

Notes to Consolidated Financial Statements (continued)

3.	Financial Instruments (continued)

Interest Rate Swaps

  Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively. The Company did not have interest rate swaps at December 31, 2001.

Foreign Exchange Swaps

  Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were 25.0 million, $0.7 million and $0.7 million, respectively.

Embedded Derivatives

  The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2002 and 2001 was $(1.4) and $(15.5) million, respectively.

F-27
Notes to Consolidated Financial Statements (continued)
4.	Net Investment Income

Sources of net investment income were as follows:

				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2002	2001	2000	2000
Fixed maturities	$ 964.1	$887.2	$70.3	$768.9
Nonredeemable preferred stock	3.9	1.5	1.8	9.5
Investment in affiliated mutual funds	-	7.2	0.5	2.1
Mortgage loans	23.3	5.9	0.1	0.5
Policy loans	8.7	8.9	0.7	7.9
Cash equivalents	1.7	18.2	4.4	50.3
Other	23.4	15.9	2.6	13.1
Gross investment income	1,025.1	944.8	80.4	852.3
Less: investment expenses	65.6	56.4	1.8	18.5
Net investment income	$ 959.5	$888.4	$78.6	$833.8

  Net investment income includes amounts allocable to experience rated contractholders of
  $766.9 million for the year-ended December 31, 2002, $704.2 million for the year-ended December 31, 2001, and $55.9 million and $622.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.	Dividend Restrictions and Shareholder's Equity

  In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on
  December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

  The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $148.8 million, $(92.3) million and $100.6 million for the years-ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was
  $1,006.0 million and $826.2 million as of December 31, 2002 and 2001, respectively.

F-28
Notes to Consolidated Financial Statements (continued)
5.	Dividend Restrictions and Shareholder's Equity (continued)

  As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

  For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $12.5 million.

6.	Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2002	2001	2000	2000
Fixed maturities	$(97.5)	$(20.6)	$1.2	$(36.3)
Equity securities	(3.5)	(0.4)	0.6	(0.9)
Pretax realized capital gains (losses)	$(101.0)	$(21.0)	$1.8	$(37.2)
After-tax realized capital gains (losses)	$(58.3)	$(13.7)	$1.3	$(24.3)

  Net realized capital gains (losses) of $63.6 million, $117.0 million, $0.9 million and $(17.7) million for the years ended December 31, 2002 and 2001, the one month period ended December 31, 2000 and the eleven month period ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in other policyholders' funds. Net unamortized gains (losses) allocable to experienced-rated contractholders were $199.3 million, $172.7 million, $ (2.5) million and
  $47.6 million at December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 30, 2000, respectively.

F-29
Notes to Consolidated Financial Statements (continued)
6.	Capital Gains and Losses on Investment Operations (continued)

Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2002	2001	2000	2000
Proceeds on sales	$24,980.4	$14,216.7	$233.0	$10,083.2
Gross gains	276.7	57.0	1.2	2.5
Gross losses	374.2	77.6	-	38.8

  Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2002	2001	2000	2000
Fixed maturities	$104.8	$24.0	$24.5	$67.6
Equity securities	(1.6)	2.0	(1.5)	(4.0)
Other investments	(8.3)	6.5	5.7	(15.8)
Subtotal	94.9	32.5	28.7	79.4
Increase in deferred income taxes	33.2	11.3	10.1	27.8
Net changes in accumulated other comprehensive income (loss)	$61.7	$21.2	$18.6	$51.6

  Net unrealized capital gains (losses) allocable to experience-rated contracts of $563.1 million and $233.0 million at December 31, 2002 and 2001, respectively, are reflected on the Consolidated Balance Sheets in other policyholders' funds and are not included in shareholder's equity.

F-30
Notes to Consolidated Financial Statements (continued)
6.	Capital Gains and Losses on Investment Operations (continued)

Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

				Preacquisition
	As of December 31,	As of December 31,	As of December 31,	As of November 30,
(Millions)	2002	2001	2000	2000
Net unrealized capital gains (losses):
Fixed maturities	$162.8	$58.0	$34.0	$ 9.5
Equity securities	(3.5)	(1.9)	(3.9)	(2.4)
Other investments	7.3	15.6	9.1	3.4
	166.6	71.7	39.2	10.5
Deferred income taxes	58.3	25.1	13.8	3.7
Net accumulated other comprehensive income	$108.3	$46.6	$25.4	$ 6.8

  Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2002	2001	2000	2000
Unrealized holding gains (losses) arising the year (1)	$(127.4)	$ 8.3	$18.6	$51.4
Less: reclassification adjustment for gains (losses) and other items included in net income (2)	65.7	(12.9)	-	(0.2)
Net unrealized gains (losses) on securities	$ 61.7	$ 21.2	$18.6	$51.6

  (1) Pretax unrealized holding gains (losses) arising during the year were $196.0 million, $12.7 million, $28.6 million and $79.4 million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 31, 2000, respectively.
  (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $101.0 million, $(19.8) million and $(0.1) million for the years ended December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no pretax reclassification adjustments for gains (losses) and other items included in net income for the one month ended December 31, 2000.

F-31
Notes to Consolidated Financial Statements (continued)
7.	Severance

  In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge
  ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($0.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

(Millions)	Severance Liability	Positions
Balance at December 31, 2001	$ 28.4	580
Actions taken	(19.2)	(440)
Balance at December 31, 2002	$ 9.2	140

8.	Income Taxes

  The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

Income taxes from continuing operations consist of the following:

				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2002	2001	2000	2000
Current taxes (benefits):
Federal	$28.9	$3.2	$9.4	$5.3
State	1.8	2.2	0.2	2.6
Net realized capital gains (losses)	11.5	16.1	0.3	(11.5)
Total current taxes (benefits)	42.2	21.5	9.9	(3.6)
Deferred taxes (benefits):
Federal	30.6	89.3	(4.3)	83.2
Net realized capital gains (losses)	(54.2)	(23.4)	0.3	(1.5)
Total deferred taxes (benefits)	(23.6)	65.9	(4.0)	81.7
Total income tax expense	$18.6	$87.4	$5.9	$78.1

F-32
Notes to Consolidated Financial Statements (continued)
8.	Income Taxes (continued)

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2002	2001	2000	2000
Income from continuing operations before income taxes and cumulative effect of change in accounting principle	$86.1	$187.3	$18.5	$249.6
Tax rate	35%	35%	35%	35%
Application of the tax rate	30.1	65.6	6.4	87.4
Tax effect of:
State income tax, net of federal benefit	1.2	1.4	0.1	1.7
Excludable dividends	(5.3)	(1.8)	(0.9)	(12.6)
Goodwill amortization	-	21.6	-	-
Transfer of mutual fund shares	(6.7)	-	-	-
Other, net	(0.7)	0.6	0.3	1.6
Income taxes	$18.6	$87.4	$5.9	$78.1

F-33
Notes to Consolidated Financial Statements (continued)
8.	Income Taxes (continued)

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

(Millions)	2002	2001
Deferred tax assets:
Deferred policy acquisition costs	$ -	$11.7
Insurance reserves	269.8	286.9
Unrealized gains allocable to experience rated contracts	197.1	81.5
Investment losses	69.7	36.7
Postretirement benefits	29.5	26.3
Deferred compensation	58.6	52.0
Other	19.5	27.7
Total gross assets	644.2	522.8

Deferred tax liabilities:
Value of business acquired	509.7	558.5
Market discount	4.1	4.6
Net unrealized capital gains	255.4	106.6
Depreciation	3.8	5.1
Deferred policy acquisition costs	29.2	-
Other	5.1	1.7
Total gross liabilities	807.3	676.5
Net deferred tax liability	$(163.1)	$(153.7)

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

  The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

  The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

F-34

Notes to Consolidated Financial Statements (continued)

9.	Benefit Plans

  Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC.

  As of December 31, 2001, the Transition Pension Plan merged into the ING Americas
  Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible. The costs allocated to the Company for its members' participation in the ING Pension Plan were $6.0 million for 2002.

The benefit obligations and the funded status for the Company's qualified pension plan over the period ended December 31 are presented below:

(Millions)	2001
Change in benefit obligation:
Benefit obligation at January 1	$135.1
Service cost	9.4
Interest cost	10.3
Actuarial loss	(0.7)
Plan amendments	4.0
Curtailments/settlements	0.4
Benefits paid	(3.0)
Effect of transfer of assets	(155.5)
Benefit obligation at December 31	$-

Funded status:
Funded status at December 31	$(4.3)
Unrecognized past service cost	3.4
Unrecognized net loss	20.4
Transfer of funded status to the parent	(19.5)
Net amount recognized	$-

F-35
Notes to Consolidated Financial Statements (continued)
9.	Benefit Plans (continued)

The reconciliation of the plan assets for the year ended December 31 is presented below:

(Millions)	2001
Fair value of plan assets at January 1	$160.7
Actual return on plan assets	(6.4)
Benefits paid	(3.0)
Effect of transfer of assets	(151.3)
Fair value of plan assets at December 31	$-

The net periodic benefit cost for the year ended December 31 is presented below:

(Millions)	2001
Service cost	$9.4
Interest cost	10.2
Expected return on assets	(14.6)
Net periodic benefit cost	$5.0

The weighted average discount rate, expected rate of return on plan assets, and rate of compensation increase was 7.5%, 9.3%, and 4.5% for 2001.

Postretirement Benefit Plans

  In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents. Retired employees are generally required to contribute to the plans based on their years of service with the Company. The following tables summarize the benefit obligations and the funded status for

F-36
Notes to Consolidated Financial Statements (continued)
9.	Benefit Plans (continued)

retired agents' and retired employees' postretirement benefits over the periods ended December 31:

(Millions)	2002	2001
Change in benefit obligation:
Benefit obligation at January 1	$25.4	$19.1
Service cost	0.5	0.7
Interest cost	1.5	1.7
Actuarial (gain) loss	4.0	1.4
Acquisitions	-	3.7
Plan amendments	(6.5)	-
Benefits paid	(1.2)	(1.2)
Benefit obligation at December 31	$23.7	$25.4

Funded status:
Funded status at December 31	$(23.7)	$(25.4)
Unrecognized past service cost	(3.6)	-
Unrecognized net loss	5.4	1.4
Net amount recognized	$(21.9)	$(24.0)

The weighted-average discount rate assumption for retired agents' and retired employees postretirement benefits was 6.8% for 2002 and 7.5% for 2001.

  The medical health care cost trend rates were 10.0%, decreasing to 5.0% by 2008 for 2002; and 8.5%, gradually decreasing to 5.5% by 2007 for 2001. Increasing the health care trend rate by 1% would increase the benefit obligation by $1.6 million. Decreasing the health care trend rate by
  1% would decrease the benefit obligation by $1.4 million as of December 31, 2002.

Net periodic benefit costs were as follows:

				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2002	2001	2000	2000

Service cost	$0.5	$0.7	$-	$0.2
Interest cost	1.5	1.7	0.1	1.2
Actuarial (gain) loss	-	-	-	0.2
Unrecognized past service cost	(2.9)	-	-	-
Net periodic benefit cost	$(0.9)	$2.4	$0.1	$1.2

F-37
Notes to Consolidated Financial Statements (continued)
9.	Benefit Plans (continued)

There were no gains or losses resulting from curtailments or settlements of the postretirement benefit plans during 2002, 2001 or 2000.

Non-Qualified Defined Benefit Pension Plans

  Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, has a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment, which was assumed at December 31, 2002 to increase at an annual rate of 3.8%. Contributions are determined using the Projected Unit Credit Method. ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings.

  During 2002, liabilities, net of tax, totaling $15.1 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

  The following tables summarize the benefit obligations and the funded status for the Company's non-qualified pension plans for the periods ended December 31, 2002 and 2001. These tables have been presented, for comparison purposes, as though the SERP transfer had occurred as of January 1, 2001. The accompanying consolidated balance sheet and income statement do not reflect the SERP transfer until December 31, 2002.

(Millions)	2002	2001
Change in benefit obligation:
Benefit obligation at January 1	$95.3	$88.7
Service cost	-	4.4
Interest cost	6.8	7.1
Actuarial (gain) loss	5.7	0.7
Plan amendments	4.5	(4.1)
Benefits paid	(5.5)	(1.5)
Benefit obligation at December 31	$106.8	$95.3

Funded status:
Funded status at December 31	$(106.8)	$(95.3)
Unrecognized past service cost	0.8	1.2
Unrecognized net loss (gain)	6.4	(7.1)
Net amount recognized	$(99.6)	$(101.2)

At December 31, 2002 and 2001, the accumulated benefit obligation was $43.8 million and $27.3 million, respectively.

F-38
Notes to Consolidated Financial Statements (continued)
9.	Benefit Plans (continued)

The weighted-average discount rate assumption for Agents' and employees' non-qualified pension plans was 6.8%, and 3.8% for 2002 and 7.5% and 5.3% for 2001.

Net periodic benefit costs were as follows:

				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2002	2001	2000	2000

Service cost	$6.8	$4.4	$0.3	$2.1
Interest cost	-	7.1	0.3	3.8
Actuarial (gain) loss	-	-	-	0.2
Return on plan assets	-	-	(0.3)	(3.2)
Unrecognized past service cost	(0.3)	-	-	(0.1)
Net periodic benefit cost	$6.5	$11.5	$0.3	$2.8

There was a curtailment of $2.6 million in 2002. There were no gains or losses resulting from curtailments or settlements of the non-qualified pension plans during 2000.

ING Savings and Investment Plans

  ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 6.0% of compensation by ING. Pretax charges to operations for the incentive savings plan were $6.8 million, $11.0 million, and $9.0 million in 2002, 2001, and 2000, respectively.

  ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

The costs to the Company associated with the former Aetna stock plans for 2001 and 2000 were $1.8 million and $2.7 million, respectively.

F-39
Notes to Consolidated Financial Statements (continued)
10.	Related Party Transactions

Investment Advisory and Other Fees

  ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.1% to 0.5% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the separate accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and separate accounts, included in fee income amounted to $391.8 million, $421.7 million and $506.3 million in 2002, 2001 and 2000, respectively.

Reciprocal Loan Agreement

  ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of
  $0.1 million for the years ended December 31, 2002 and 2001, and earned interest income of
  $2.1 million and $3.3 million for the years ended December 31, 2002 and 2001, respectively. At December 31, 2002, ILIAC had no receivables and no outstanding borrowings from ING AIH under this agreement.

Capital Transactions

In 2002, the company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO. The Company did not receive capital contributions in 2001.

Other

  Premiums due and other receivables include $0.1 million and $1.0 million due from affiliates at December 31, 2002 and 2001, respectively. Other liabilities include $1.3 million and $0.6 million due to affiliates for the years ended December 31, 2002 and 2001, respectively.

F-40
Notes to Consolidated Financial Statements (continued)
11.	Reinsurance

  At December 31, 2002, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

  On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

  Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

  Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of
  $66.2 million and $69.9 million as of December 31, 2002 and 2001, respectively, was sold to Lincoln.

  On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.6 million and $24.1 million were maintained for this contract as of December 31, 2002 and 2001, respectively.

F-41
Notes to Consolidated Financial Statements (continued)
11.	Reinsurance

The effect of reinsurance on premiums and recoveries was as follows:

				Preacquisition
	Year ended December 31,	Year ended December 31,	One month ended December 31,	Eleven months ended November 30,
(Millions)	2002	2001	2000	2000
Direct Premiums Federal	$97.3	$112.3	$17.2	$143.2
Reinsurance assumed	9.7	0.6	0.1	0.8
Reinsurance ceded	8.3	(1.3)	0.8	6.3
Net Premiums	98.7	114.2	16.5	137.7
Reinsurance Recoveries	$317.6	$363.7	$44.5	$371.6

12.	Commitments and Contingent Liabilities

Leases

  For the year ended December 31, 2002 rent expense for leases was $18.1 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $17.5 million, $15.7 million, $14.9 million, $13.6 million and
  $12.1 million, respectively, and $0.2 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

  Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments of $236.7 million with an estimated fair value of $236.7 million and $92.7 million with an estimated fair value of
  $92.7 million, respectively.

Litigation

  The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is

F-42
Notes to Consolidated Financial Statements (continued)
12.	Commitments and Contingent Liabilities (continued)

the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

13.	Segment Information

  The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2001 and 2000 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the period ending December 31, 2001 and 2000.

Summarized financial information for the Company's principal operations for December 31, were as follows:

		Non-Operating Segments
(Millions)	USFS (1)	Investment Management Services (2)	Other (3)	Total

2002
Revenues from external customers	$507.2	$19.2	$(9.5)	$516.9
Net investment income	959.2	0.2	0.1	959.5
Total revenue excluding net realized capital gains (losses)	$1,466.4	$19.4	$(9.4)	$1,476.4

Operating earnings (4)	$121.1	$4.7	$-	$125.8
Cumulative effect of accounting change	(2,412.1)	-	-	(2,412.1)
Net realized capital losses, net of tax	(58.3)	-	-	(58.3)
Net income (loss)	$(2,349.3)	$4.7	-	$(2,344.6)

2001
Revenues from external customers	$585.0	$119.6	$(37.0)	$667.6
Net investment income	885.5	1.7	1.2	888.4
Total revenue excluding net realized capital gains (losses)	$1,470.5	$121.3	$(35.8)	$1,556.0

Operating earnings (4)	$86.2	$27.4	$-	$113.6
Net realized capital gains, net of tax	(13.8)	0.1	-	(13.7)
Net income	$72.4	$27.5	$-	$99.9

F-43
Notes to Consolidated Financial Statements (continued)
13.	Segment Information (continued)

		Non-Operating Segments
(Millions)	USFS (1)	Investment Management Services (2)	Other (3)	Total

2000
Revenues from external customers	$692.1	$138.2	$(53.0)	$777.3
Net investment income	905.8	2.8	3.8	912.4
Total revenue excluding net realized capital gains (losses)	$1,597.9	$141.0	$(49.2)	$1,689.7

Operating earnings (4)	$197.4	$9.7	$-	$207.1
Net realized capital gains, net of tax	(23.1)	0.1	-	(23.0)
Net income from continuing operations	$174.3	$9.8	$-	$184.1

  (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
  (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
  (3) Other includes consolidating adjustments between USFS and Investment Management Services.
  (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

14.	Discontinued Operations - Individual Life Insurance

  On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1,000.0 million in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117.0 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in

F-44

Notes to Consolidated Financial Statements (continued)

14.	Discontinued Operations - Individual Life Insurance (continued)

connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

  In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

QUARTERLY DATA (UNAUDITED)

2002 (Millions)	First	Second	Third	Fourth
Total Revenue	$363.5	$351.3	$349.8	$310.8
Income (loss) from continuing operations before income taxes	44.1	39.3	(23.1)	25.8
Income tax expense (benefit)	15.2	12.9	(9.9)	0.4
Income (loss) from continuing operations	28.9	26.4	(13.2)	25.4
Cumulative effect of change in accounting principle	-	-	-	(2,412.1)
Net income (loss)	$28.9	$26.4	$(13.2)	$(2,386.7)

2001 (Millions)	First	Second	Third	Fourth
Total Revenue	$395.5	$411.9	$387.2	$340.4
Income (loss) from continuing operations before income taxes	64.3	95.0	68.9	(40.9)
Income tax expense (benefit)	28.2	39.1	27.1	(7.0)
Income from continuing operations	36.1	55.9	41.8	(33.9)
Net (loss)	$36.1	$55.9	$41.8	$(33.9)

F-45

Form No. SAI.105479-03	ILIAC Ed. August 2003